                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-37707
                                                               File No. 811-2071

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
     Pre-Effective Amendment No.     ____
     Post-Effective Amendment No.     61                                       X
                                     ----

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X

     Amendment No.                    61                                       X
                                     ----

                           DELAWARE GROUP INCOME FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania       19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1244
                                                                  --------------

    Richard J. Flannery, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          September 29, 1999
                                                              ------------------
It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b)
     ___ on (date) pursuant to paragraph (b)
     ___ 60 days after filing pursuant to paragraph (a)(1)
     _X_ on September 29, 1999 pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Income Funds, as successor issuer of Delaware Group Income Funds, Inc., is filing this amendment to the registration statement of Delaware Group Income Funds, Inc. and expressly adopts the registration statement as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 61 to Registration File No. 2-37707 includes the following:


1. Facing Page

2. Contents Page

3. Part A - Prospectuses

4. Part B - Statement of Additional Information

5. Part C - Other Information

6. Signatures

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                            Delaware Delchester Fund
                     Delaware High-Yield Opportunities Fund


                           Class A o Class B o Class C



                                   Prospectus
                               September 29, 1999

                              Current Income Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page
Delchester Fund
High-Yield Opportunities Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
    Choosing a share class
    How to reduce your sales charge
    How to buy shares
    How to redeem shares
    Account minimums
    Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile:  Delchester Fund

What are the Fund's goals?
Delchester Fund seeks the highest level of current income as is consistent with providing reasonable safety. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in fixed-income securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The primary focus of the portfolio will be corporate bonds, primarily those rated BBB or lower by S&P or another nationally recognized statistical rating organization (NRSRO). These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. government securities and commercial paper of companies rated A-1 or A-2 by Standard & Poor's Ratings Group or rated P-1 or P-2 by Moody's Investors Service, Inc. We will select bonds primarily based on the income potential they offer and on our evaluation of the bond issuers' ability to make interest payments and repay principal.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. Bonds rated below investment grade are subject to higher credit risk--the risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o   Investors with long-term financial goals.
o Investors looking a fixed income investment that offers potential for very high current income.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Delchester Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one, five, and ten years, if applicable. The Fund's past performance does not necessarily indicate how it will perform in the future.

[bar chart]

Year-by-year total return (Class A)

------------------------------------------------------------------------------------------------------------------------------------
 1989          1990          1991          1992          1993          1994          1995          1996          1997         1998
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

As of June 30, 1999, the Fund's Class A shares had a year-to-date return of 0.00%. During the ten years illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ___________ and its lowest quarterly return was 0.00% for the quarter ended ____________________.

The maximum Class A sales charge of 4.75%, which is normally deducted when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

How has Delchester Fund performed? (continued)

                              Average annual returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
CLASS                       A                      B                       C                             Salomon Smith Barney
                                                                                                      Cash Pay High-Yield Index
------------------------------------------------------------------------------------------------------------------------------------
                                                   (if redeemed)*          (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------
                            (Inception 11/2/87)    (Inception 5/2/94)      (Inception 11/29/95)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1 year                      0.00%                  0.00%                   0.00%                      0.00%
------------------------------------------------------------------------------------------------------------------------------------
5 years                     0.00%                  N/A                     N/A                        0.00%
------------------------------------------------------------------------------------------------------------------------------------
10 years or lifetime**      0.00%                  0.00%                   0.00%                      0.00%
------------------------------------------------------------------------------------------------------------------------------------

The table above shows the Fund's average annual returns compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Salomon Smith Barney Cash Pay High-Yield Index returns are for 10 years. Index returns for Class B and Class C lifetimes were 0.00% and 0.00%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                                 A           B         C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price         4.75%       none       none
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                none(1)     4%(2)      1%(3)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                none        none       none
--------------------------------------------------------------------------------
Redemption fees                                     none        none       none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
 Management fees                                    0.00%       0.00%      0.00%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees(4)           0.00%       0.00%      0.00%
--------------------------------------------------------------------------------
 Other expenses                                     0.00%       0.00%      0.00%
--------------------------------------------------------------------------------
 Total operating expenses                           0.00%       0.00%      0.00%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------
CLASS(6)          A           B           B                 C           C
                                          (if redeemed)                 (if redeemed)
---------------------------------------------------------------------------------------
1 year            $000        $000        $000              $000        $000
---------------------------------------------------------------------------------------
3 years           $000        $000        $000              $000        $000
---------------------------------------------------------------------------------------
5 years           $000        $000        $0,000            $000        $000
---------------------------------------------------------------------------------------
10 years          $0,000      $0,000      $0,000            $0,000      $0,000
---------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for Delchester Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% nor less than 0.10%.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: High-Yield Opportunities Fund

What are the Fund's goals?
High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in fixed-income securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The primary focus of the portfolio will be corporate bonds, primarily those rated BB or lower by S&P. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and commercial paper of companies rated A-1 or A-2 by Standard & Poor's Ratings Group or rated P-1 or P-2 by Moody's Investors Service, Inc. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential as well as the issuer's ability to make income and principal payments.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. Bonds rated below investment grade are subject to higher credit risk, the risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o   Investors with long-term financial goals.
o Investors looking a fixed income investment that offers a combination of total return with high current income.
o Investors who want a total return-oriented income investment as a diversification tool for long-term, equity -oriented portfolios.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has High-Yield Opportunities Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the Fund's Class A shares for the past two calendar years, as well as the average annual returns of all shares for one year and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the expense limitations.

[bar chart]

Total return (Class A)

----------------------
 1997            1998
----------------------

----------------------

As of June 30, 1999, the Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _____________ and its lowest quarterly return was 0.00% for the quarter ended ____________________.

The maximum Class A sales charge of 4.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

                              Average annual returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
CLASS                       A                      B                       C                      Salomon Smith Barney Cash Pay
                                                                                                  High-Yield Index
------------------------------------------------------------------------------------------------------------------------------------
                                                   (if redeemed)*          (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------
                            (Inception 12/30/96)   (Inception 2/17/98)     (Inception 2/17/98)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1 year                      0.00%                  0.00%                   0.00%                  0.00%
------------------------------------------------------------------------------------------------------------------------------------
Lifetime                    0.00%                  0.00%                   0.00%                  0.00%
------------------------------------------------------------------------------------------------------------------------------------

The table above shows the Fund's average annual returns compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

----------------------------------------------------------------------------------------------
CLASS                                                          A            B          C
----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                    4.75%        none       none
----------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or
Redemption price, whichever is lower                           none(1)      4%(2)      1%(3)
----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                           none         none       none
----------------------------------------------------------------------------------------------
Redemption fees                                                none         none       none
----------------------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
                                              Class A      Class B      Class C
--------------------------------------------------------------------------------
 Management fees                                0.00%        0.00%        0.00%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees          0.30%        1.00%        1.00%
--------------------------------------------------------------------------------
 Total annual fund operating expenses           0.00%        0.00%        0.00%
--------------------------------------------------------------------------------
 Fee waivers and payments(4)                   (0.00%)      (0.00%)      (0.00%)
--------------------------------------------------------------------------------
 Net expenses                                   0.00%        0.00%        0.00%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------------------------------------------------------------------------------------
Without Fee Limitation
-------------------------------------------------------------------------------------------------
Class(6)                         A            B                B            C                C
                                                     if redeemed                   if redeemed
-------------------------------------------------------------------------------------------------
1 year
-------------------------------------------------------------------------------------------------
3 years
-------------------------------------------------------------------------------------------------
5 years
-------------------------------------------------------------------------------------------------
10 years
-------------------------------------------------------------------------------------------------

With Fee Limitation(4)
-------------------------------------------------------------------------------------------------
Class(6)                         A            B                B            C                C
                                                     if redeemed                   if redeemed
-------------------------------------------------------------------------------------------------
1 year
-------------------------------------------------------------------------------------------------
3 years
-------------------------------------------------------------------------------------------------
5 years
-------------------------------------------------------------------------------------------------
10 years
-------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses from October 1, 1999 through September 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.00% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

For both Delchester Fund and High-Yield Opportunities Fund, we invest primarily in fixed-income securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. These include:

o Corporate Bonds. We expect to invest the majority of the Fund's assets primarily in bonds rated BB or lower by S&P. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Funds may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds;

o Government Securities. Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

o Commercial Paper. Commercial paper of companies rated A-1 or A-2 by Standard & Poor's Ratings Group or rated P-1 or P-2 by Moody's Investors Service, Inc., which are the two highest commercial paper ratings.

Before selecting high-yield corporate bonds for the portfolio, we carefully evaluate each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond. We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments. We maintain a well-diversified portfolio of high-yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

Delchester Fund
Our primary focus in Delchester Fund is to provide a high level of current income. For this reason, the income potential of a bond is a key selection criteria. In general, we focus on bonds rated BB or B, generally emphasizing bonds rated B in times of economic growth and better quality bonds rated BB when the economy appears to be slowing. We do not invest in non-U.S.
securities or in the debt of emerging market countries.

High Yield Opportunities Fund
High-Yield Opportunities Fund follows a bond selection process similar to Delchester's; however, because the objective of the portfolio is total return, we evaluate both the income level of a bond and its potential for price appreciation. High-Yield Opportunities Fund also has greater flexibility to invest in bonds of foreign issuers. This provides both diversification and potential for higher returns.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
                       Securities                                       How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                        Delchester Fund                    High-Yield Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
High-yield corporate bonds: Debt                  Delchester Fund may invest         High-Yield Opportunities Fund may invest
obligations issued by a corporation and           without limit in high-yield        without limit in high-yield corporate bonds.
rated lower than investment grade by a            corporate bonds. Emphasis is       The Fund generally will not purchase corporate
nationally recognized statistical                 typically on those rated BB or     bonds which, at the time of purchase, are rated
ratings organization (NRSRO) such as S&P          B by an NRSRO.                     lower than CCC by S&P or Caa by Moody's.
or Moody's or, if unrated, that we
believe are of comparable quality. These
securities are considered to be of poor
standing and predominately speculative.
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities: Direct U.S.           Both Funds may invest without limit in U.S. government securities; however, they
obligations including bills, notes,               will typically be a small percentage of the portfolio because they generally do
bonds and other debt securities issued            not offer as high a level of current income as high yield corporate bonds.
by the U.S. Treasury or securities of
U.S. government agencies or
instrumentalities which are backed by
the full faith and credit of the United
States.
------------------------------------------------------------------------------------------------------------------------------------
Foreign government or corporate bonds:            Delchester Fund may not invest     High-Yield Opportunities Fund may invest up to
Securities issued by foreign governments          in bonds of foreign issuers.       15% of its total assets in securities of
or supranational entities or foreign                                                 issuers domiciled in foreign countries
corporations.                                                                        including both established countries and those
                                                                                     with emerging markets.
A supranational entity is an entity
established or financially supported by
the national governments of one or more
countries. The International Bank for
Reconstruction and Development (more
commonly known as the World Bank) is one
example of a Supranational entity.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds:          We may invest in zero coupon bonds and payment in kind bonds, though we do not
Zero coupon securities are debt                   expect this to be a significant component of our strategy. The market prices of
obligations which do not entitle the              these bonds are generally more volatile than the market prices of securities that
holder to any periodic payments of                pay interest periodically and are likely to react to changes in interest rates to
interest prior to maturity or a                   a greater degree than interest-paying bonds having similar maturities and credit
specified date when the securities begin          quality. They may have certain tax consequences which, under certain conditions,
paying current interest. Therefore, they          could be adverse to the Fund.
are issued and traded at a price lower
than their face amounts or par value.
Payment-in-kind bonds pay interest or
dividends in the form of additional
bonds or preferred stock.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement               Typically, we use repurchase agreements as a short-term investment for each Fund's
between a buyer and seller of securities          cash position. In order to enter into these repurchase agreements, a Fund must
in which the seller agrees to buy the             have collateral of at least 102% of the repurchase price.
securities back within a specified time
at the same price the buyer paid for
them, plus an amount equal to an agreed
upon interest rate. Repurchase
agreements are often viewed as
equivalent to cash.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed           We may invest in privately placed securities that are eligible for resale only
securities whose resale is restricted             among certain institutional buyers without registration. These are commonly known
under securities law.                             as Rule 144A Securities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       Securities                                       How we use them
------------------------------------------------------------------------------------------------------------------------------------
                                                        Delchester Fund                    High-Yield Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                  Restricted securities that are     Restricted securities that are determined to be
                                                  determined to be illiquid may      illiquid may not exceed High-Yield
                                                  not exceed Delchester Fund's       Opportunities Fund's 15% illiquid limit on
                                                  10% limit on which is              illiquid securities, described below.
                                                  securities, which is described
                                                  below.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do           We may invest up to 10% of net     We may invest up to 15% of net assets in
not have a ready market, and cannot be            assets in illiquid securities,     illiquid securities, including repurchase
easily sold, if at all, at approximately          including repurchase               agreements with maturities of over seven days.
the price that a Fund has valued them.            agreements with maturities of
                                                  over seven days.
------------------------------------------------------------------------------------------------------------------------------------

Delchester Fund and High-Yield Opportunities Fund may also invest in other income-producing securities including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities
Each Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Borrowing from banks
Each Fund is permitted to borrow money but normally does not do so. As a temporary measure for extraordinary purposes or to meet redemption requests, a Fund may borrow up to one-third of the value of their assets.

Purchasing securities on a when-issued or delayed delivery basis
Delchester Fund and High-Yield Opportunities Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery up to 45 days later.

Portfolio turnover
We anticipate that each Fund's annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Funds.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in Delchester Fund or High-Yield Opportunities Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                                       How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Delchester Fund            High-Yield Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the            We maintain a long-term investment approach and focus on bonds
securities in a certain market--like the stock or bond           that we believe will continue to pay interest regardless of
market--will decline in value because of factors such as         interim market fluctuations. We do not try to predict overall bond
economic conditions, future expectations or investor             market or interest rate movements and do not trade for short-term
confidence.                                                      purposes.


                                                                 We may hold a substantial part of each Fund's assets in cash or cash equivalents as a temporary defensive strategy.
------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of         We limit the amount of each Fund's assets invested in any one
securities in a particular industry or the value of an           industry and in any individual security. We also follow a rigorous
individual stock or bond will decline because of changing        selection process before choosing securities for the portfolio.
expectations for the performance of that industry or for the individual company issuing the stock or bond.
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will decrease     Each Fund is subject to interest rate risk. We cannot eliminate
in value if interest rates rise. The risk is greater for         that risk, but we do strive to manage it by monitoring economic
bonds with longer maturities than for those with shorter         conditions.
maturities.
------------------------------------------------------------------------------------------------------------------------------------
Credit risk is the risk that there is the possibility that a     Our careful, credit-oriented bond selection and our commitment to
bond's issuer will be unable to make timely payments of          hold a diversified selection of high-yield bonds are designed to
interest and principal.                                          manage this risk.

Investing in so-called "junk" or "high-yield" bonds entails
the risk of principal loss, which may be greater than the        For High-Yield Opportunities Fund: We generally do not purchase
risk involved in investment grade bonds. High-yield bonds        corporate bonds which, at the time of purchase, are rated lower
are sometimes issued by companies whose earnings at the time     than CCC by S&P or Caa by Moody's. If a corporate bond held by the
of issuance are less than the projected debt service on the      Fund drops below these levels or goes into default, the Fund will
junk bonds.                                                      begin to sell the security in an orderly manner, striving to minimize any adverse affect on the Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                                       How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Delchester Fund            High-Yield Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
Recession risk Although the market for            It is likely that protracted periods of economic uncertainty would cause increased
high-yield bonds existed through periods          volatility in the market prices of high-yield bonds, an increase in the number
of economic downturns, the high-yield market      of high-yield bond defaults and corresponding volatility in each Fund's net asset
grew rapidly during the long economic             value. In the past, uncertainty and volatility in the high-yield market have
expansion which took place in the United          resulted in volatility in the Fund's net asset value.
States during the 1980s. During that
economic expansion, the use of high-yield
debt securities to finance highly leveraged       In striving to manage this risk, we allocate assets across a wide range of
corporate acquisitions and restructurings         industry sectors. We may emphasize industries that have been less susceptible to
increased dramatically. As a result, the          economic cycles in the past, particularly if we believe that the economy may be
high-yield market grew substantially. Although    entering into a period of slower growth.
experts disagree on the impact recessionary
periods have had and will have on the high-yield
market, some analysts believe a protracted
economic downturn would severely disrupt the
market for high-yield bonds, adversely affect
the value of outstanding bonds and adversely
affect the ability of high-yield issuers
to repay principal and interest.
------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign             We typically invest only a small   We limit the percentage of the portfolio that
securities may be adversely affected by           portion, if any, of Delchester     can be invested in bonds of foreign issuers and
political instability, changes in                 Fund's portfolio in foreign        we carefully evaluate the reward and risk
currency exchange rates, foreign                  securities.                        associated with each foreign bond that we
economic conditions or inadequate                                                    consider.
regulatory and accounting standards.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that            A less liquid secondary market may have an adverse effect on each Fund's ability
securities cannot be readily sold, if at          to dispose of particular issues, when necessary, to meet a Fund's liquidity needs
all, at approximately the price that the          or in response to a specific economic event, such as the deterioration in the
Series values them.                               creditworthiness of the issuer. In striving to manage this risk, we evaluate the size of a bond issuance as a way to anticipate its likely liquidity level.
The secondary market for high-yield
securities is currently dominated by
institutional investors, including
mutual funds and certain financial
institutions. There is generally no
established retail secondary market for
high-yield securities. As a result, the
secondary market for high-yield
securities is more limited and less
liquid than other secondary securities
markets. The high-yield secondary market
is particularly susceptible to liquidity
problems when the institutions which
dominate it temporarily stops buying
bonds for regulatory, financial or other
reasons.

Adverse publicity and investor
perceptions are also considered more
likely to disrupt the secondary market
for high-yield securities than the more
established secondary securities
markets.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                       How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                         Delchester Fund                  High-Yield Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                  We may invest only 10% of net      We may invest only 15% of net assets in
                                                  assets in illiquid securities.     illiquid securities.
------------------------------------------------------------------------------------------------------------------------------------
Valuation risk A less liquid secondary            Each Fund's privately placed high-yield securities are particularly susceptible to
market as described above can make it             the liquidity and valuation risks outlined here. We will strive to manage this
more difficult to obtain precise                  risk by carefully evaluating individual bonds and by limiting the amount of the
valuations of the high-yield securities           portfolio that can be allocated to privately placed high-yield securities.
in its portfolio. During periods of
reduced liquidity, judgment plays a
greater role in valuing high-yield
securities.
------------------------------------------------------------------------------------------------------------------------------------
Redemption risk If, as a result of                We strive to maintain a cash balance sufficient to meet any redemptions. We may
volatility in the high-yield market or            also borrow money, if necessary, to meet redemptions.
other factors, investors redeem more
shares of a fund than are purchased for
an extended period of time, fundsmay be
required to sell securities without
regard to the investment merits of such
actions. This could decrease, the fund's
asset base potentially resulting in a
higher expense ratio.
------------------------------------------------------------------------------------------------------------------------------------
Legislative and regulatory risk The               We monitor the status of regulatory and legislative proposals to evaluate any
United States Congress has from time to           possible effects they might have on each Fund's portfolios.
time taken or considered a variety of
legislative actions that could adversely
affect the high-yield bond market. For
example, Congressional legislation has,
with some exceptions, generally
prohibited federally insured savings and
loan institutions from investing in
high-yield securities. Regulatory
actions have also affected the
high-yield market. For example, many
insurance companies have restricted or
eliminated their purchases of high-yield
bonds primarily as a result of actions
taken by the National Association of
Insurance Commissioners. Similar actions
in the future could reduce liquidity for
high-yield issues, reduce the number of
new high-yield securities being issued
and could make it more difficult for a
fund to attain its investment objective.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

Investment management fees

---------------------------------------------------------------------------------------------------------
                                                                      Delchester Fund      High-Yield
                                                                                          Opportnities
                                                                                              Fund
---------------------------------------------------------------------------------------------------------
As a percentage of average daily net assets                                0.00%              0.00%*
---------------------------------------------------------------------------------------------------------

*Reflects the voluntary waiver of fees by the manager.

Portfolio managers
Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Matlack and Mr. Nichols have been members of Delchester Fund's management team since 1990, and were named co-managers of the Fund in January 1993. Mr. Matlack and Mr. Nichols have been members of High-Yield Opportunities Fund management team since the Fund's inception.

Paul A. Matlack, Vice President/Senior Portfolio Manager for the Funds, is a CFA charterholder and graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.

Gerald T. Nichols, Vice President/Senior Portfolio Manager for the Funds, is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining Delaware Investments, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                            Board of Trustees
Investment Manager                                             The Funds               Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245


Portfolio managers                        Distributor                   Service agent
(see page ___ for details) Delaware       Distributors, L.P.            Delaware Service Company, Inc.
                                          1818 Market Street            1818 Market Street
                                          Philadelphia, PA 19103        Philadelphia, PA 19103

                                                           Financial advisers

                                                              Shareholders

Board of trustees   A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager   An investment manager is a company responsible for
selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers   Portfolio managers are employed by the investment manager
to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor   Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent   Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers   Financial advisers provide advice to their
clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders   Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 4.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o   If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information for details.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge, except in the limited circumstances described in the table below.

Class A sales charges

------------------------------------------------------------------------------------------------------------------------------------
                                               Sales charge                  Sales charge                   Dealer's commission
Amount of purchase                                as % of                        as %                                as %
                                              offering price              of amount invested                  of offering price
------------------------------------------------------------------------------------------------------------------------------------
                                                               Delchester           Delaware High-Yield
                                                                                    Opportunities
------------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                 4.75%                                                            4.00%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000                        3.75%                                                            3.00%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 but under $500,000                        2.50%                                                            2.00%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000                      2.00%                                                            1.60%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.

------------------------------------------------------------------------------------------------------------------------------------
                                                   Sales charge                  Sales charge               Dealer's commission
Amount of purchase                                    as % of                       as % of                       as % of
                                                  offering price                amount invested               offering price
------------------------------------------------------------------------------------------------------------------------------------

$1 million up to $5 million                            none                          none                          1.00%

------------------------------------------------------------------------------------------------------------------------------------

Next $20 million
Up to $25 million                                      none                          none                          0.50%

------------------------------------------------------------------------------------------------------------------------------------

Amount over $25 million                                none                          none                          0.25%

------------------------------------------------------------------------------------------------------------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------------------------
                  Program                     How it works                                         Share class
                                                                                          A           B                C
------------------------------------------------------------------------------------------------------------------------------------
Letter of Intent                              Through a Letter of Intent you              X        Although the Letter of
                                              agree to invest a certain                            Intent and Rights of
                                              amount in Delaware Investment                        Accumulation do not apply
                                              Funds (except money market                           to the purchase of Class
                                              funds with no sales charge)                          B and C shares, you can
                                              over a 13-month period to                            combine your purchase of
                                              qualify for reduced front-end                        Class A shares with your
                                              sales charges.                                       purchase of B and C
                                                                                                   shares to fulfill your
                                                                                                   Letter of Intent or
                                                                                                   qualify for Rights of
                                                                                                   Accumulation.
------------------------------------------------------------------------------------------------------------------------------------
Rights of Accumulation                        You can combine your holdings               X
                                              or purchases of all funds in the
                                              Delaware Investments family
                                              (except money market funds with
                                              no sales charge) as well as the
                                              holdings and purchases of your
                                              spouse and children under 21 to
                                              qualify for reduced front-end
                                              sales charges.
------------------------------------------------------------------------------------------------------------------------------------
Reinvestment of redeemed shares               Up to 12 months after you                   X        Not available.
                                              redeem shares, you can reinvest
                                              the proceeds without paying a
                                              front-end sales charge.
------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may                  X        There is no reduction in
Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales charges                    sales charge for Class B
401(k), 403(b)(7), and 457 Retirement         by combining the purchases of all                    or Class C shares for
Plans                                         members of the group. Members of                     group purchases by
                                              these groups may also qualify to                     retirement plans.
                                              purchase shares without a
                                              front-end sales charge and a
                                              waiver of any contingent deferred
                                              sales charges.
------------------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business.

We determine each Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
For each Fund, dividends, if any, are paid monthly, while any capital gains are distributed twice a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Funds consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
Each Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, each Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Funds and Foundation Funds as a result of these transactions.

Financial highlights

The Financial highlights table is intended to help you understand each Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------------------------------------------------------------

                                                    Delchester Fund A Class                         Delchester Fund B Class
                                                        Year Ended 7/31                                 Year Ended 7/31

------------------------------------------------------------------------------------------------------------------------------------
                                         1999        1998        1997      1996        1995      1999       1998     1997      1996
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $0.000      $6.570      $6.140    $6.280      $6.450    $0.000     $6.570   $6.140    $6.280
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                   0.000       0.608       0.598     0.628       0.668     0.000      0.556    0.550     0.581
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain        0.000       0.070       0.430    (0.141)     (0.167)    0.000      0.072    0.430   (0.141)
 (loss) from investments                -----       -----       -----    ------     -------     -----      -----    -----   -------
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        0.000       0.678       1.028     0.487       0.501     0.000      0.628    0.980     0.440
                                        -----       -----       -----     -----       -----     -----      -----    -----     -----
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income   (0.000)     (0.598)     (0.598)   (0.627)     (0.671)   (0.000)    (0.548)  (0.550)   (0.580)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions      (0.000)     (0.598)     (0.598)   (0.627)     (0.671)   (0.000)    (0.548)  (0.550)   (0.580)
                                       -------     -------     -------   ------     -------   -------    -------  -------   -------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $0.000      $6.650      $6.570    $6.140      $6.280    $0.000     $6.650   $6.570    $6.140
                                       ======      ======      ======    ======      ======    ======     ======   ======    ======
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(2)                        00.00%      10.73%      17.53%     8.10%       8.46%     0.00%      9.91%   16.66%     7.30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period            $000,000  $1,060,136  $1,030,328  $973,939  $1,020,763  $000,000   $376,463 $273,499  $176,266
 (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net        0.00%       1.06%       1.04%     1.02%       1.09%     0.00%      1.81%    1.79%     1.77%
  assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income          0.00%       9.16%       9.48%    10.11%      10.77%     0.00%      8.41%    8.73%     9.36%
  to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                       000%        117%        154%      108%         92%      000%       117%     154%      108%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                               Period
                                                 Delchester Fund C Class    11/29/95(1)
                                                     Year Ended 7/31          through
                                                                              7/31/96
----------------------------------------------------------------------------------------
                                         1995      1999     1998      1997
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Net asset value, beginning of period   $6.450    $0.000   $6.570    $6.140     $6.210
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------
Net investment income                   0.624     0.000    0.555     0.550      0.385
----------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) from investments               (0.170)    0.000    0.073     0.430     (0.069)
                                       ------     -----    -----     -----      -----
----------------------------------------------------------------------------------------
Total from investment operations        0.454     0.000    0.628     0.980      0.316
                                        -----     -----    -----     -----      -----
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------
Dividends from net investment income   (0.624)   (0.000)  (0.548)   (0.550)    (0.386)
----------------------------------------------------------------------------------------
Total dividends and distributions      (0.624)   (0.000)  (0.548)   (0.550)    (0.386)
                                       ------   -------  -------   -------    -------
----------------------------------------------------------------------------------------
Net asset value, end of period         $6.280    $0.000   $6.650    $6.570     $6.140
                                       ======    ======   ======    ======     ======
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Total return(2)                         7.64%     0.00%    9.91%    16.66%      5.20%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------
Net assets, end of period (000         11,860  $000,000  $50,945   $19,094     $4,953
 omitted)
----------------------------------------------------------------------------------------
Ratio of expenses to average net        1.82%     0.00%    1.81%     1.79%      1.77%
 assets
----------------------------------------------------------------------------------------
Ratio of net investment income
      to average net assets            10.14%     0.00%    8.41%     8.73%      9.36%
----------------------------------------------------------------------------------------
Portfolio turnover                        92%      000%     117%      154%       108%
----------------------------------------------------------------------------------------

(1) Commence of operations; ratios have been annualized and total returns have not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions of net asset value and does not reflect the impact of a sales charge.

Financial highlights

The Financial highlights table is intended to help you understand each Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware High-Yield Opportunities
                                                                                           Fund A Class
--------------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended 7/31        Period
                                                                                                      12/30/96(1)
                                                                                                        through
                                                                                                        7/31/97
--------------------------------------------------------------------------------------------------------------------
                                                                                   1999        1998
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $0.000      $5.920      $5.500
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             0.000       0.523       0.290(2)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                   0.000       0.336       0.299
                                                                                  -----       -----       -----
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  0.000       0.859       0.589
                                                                                  -----       -----       -----
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                             (0.000)     (0.605)     (0.169)
--------------------------------------------------------------------------------------------------------------------
Distributions from realized gain on investments                                  (0.000)     (0.254)        ---
                                                                                            -------         ---
--------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                (0.000)     (0.859)     (0.169)
                                                                                 -------     ------     -------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $0.000      $5.920      $5.920
                                                                                 ======      ======      ======
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Total return(3)                                                                   0.00%      15.66%      10.81%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                        $000,000      $9,670      $5,990
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                           0.00%       1.14%       0.75%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation               0.00%       1.44%       1.57%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                              0.00%       8.88%       8.53%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense
 limitation                                                                       0.00%       8.58%       7.70%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                0.00%        317%        270%
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 High-Yield Opportunities   High-Yield Opportunities
                                                                                      Fund B  Class               Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year      Period           Year        Period
                                                                                   Ended    2/17/98(1)         Ended      2/17/98(1)
                                                                                    7/31     through           7/31        through
                                                                                    1999     7/31/98           1999        7/31/98
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $0.000    $5.870           $0.000        $5.870
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               0.000     0.161            0.000         0.161
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                     0.000     0.044            0.000         0.044
                                                                                    -----     -----            -----         -----
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    0.000     0.205            0.000         0.205
                                                                                    -----     -----            -----         -----
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                               (0.000)   (0.155)          (0.000)       (0.155)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from realized gain on investments                                    (0.000)      ---           (0.000)          ---
                                                                                                ---                            ---
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                  (0.000)   (0.155)          (0.000)       (0.155)
                                                                                    -----     -----            -----        ------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $0.000    $5.920           $0.000        $5.920
                                                                                   ======    ======           ======        ======
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                                                     0.00%     3.54%            0.00%         3.54%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                          $000,000    $1,603         $000,000          $547
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                             0.00%     1.84%            0.00%         1.84%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation                 0.00%     2.14%            0.00%         2.14%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                0.00%     8.18%            0.00%         8.18%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense
 limitation                                                                         0.00%     7.88%            0.00%         7.88%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                  0.00%      317%            0.00%          317%
------------------------------------------------------------------------------------------------------------------------------------


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short a time period may not be representative of longer term results.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

Salomon Smith Barney Cash Pay High-Yield Index
The Salomon Smith Barney Cash Pay High-Yield Index includes cash-pay bonds and excludes deferred-interest and bankrupt bonds. When an issuer misses or expects to miss an interest payment or enters into Chapter 11, the corresponding bonds exit the index at month end, reflecting the loss of the coupon payment or accrued interest.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Delchester Fund
Delaware High-Yield Opportunities Fund
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2071

--------------------------------------------------------------------------------
Fund name                               CUSIP number               NASDAQ symbol
--------------------------------------------------------------------------------
Delchester Fund
--------------------------------------------------------------------------------
A Class                                 245908207                  DETWX
--------------------------------------------------------------------------------
B Class                                 245908405                  DHYBX
--------------------------------------------------------------------------------
C Class                                 245908504                  DELCX
--------------------------------------------------------------------------------
High-Yield Opportunities Fund
--------------------------------------------------------------------------------
A Class                                 245908876                  DHOAX
--------------------------------------------------------------------------------
B Class                                 245908868                  DHOBX
--------------------------------------------------------------------------------
C Class                                 245908850                  DHOCX
--------------------------------------------------------------------------------


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002 [--] PP 9/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                            Delaware Delchester Fund
                     Delaware High-Yield Opportunities Fund


                               Institutional Class


                                   Prospectus
                               September 29, 1999

                              Current Income Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page
Delchester Fund
High-Yield Opportunities Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                           page

Profile:  Delchester Fund

What are the Fund's goals?
Delchester Fund seeks the highest level of current income as is consistent with providing reasonable safety. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in fixed-income securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The primary focus of the portfolio will be corporate bonds, primarily those rated BBB or lower by S&P or another nationally recognized statistical rating organization (NRSRO). These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. government securities and commercial paper of companies rated A-1 or A-2 by Standard & Poor's Ratings Group or rated P-1 or P-2 by Moody's Investors Service, Inc. We will select bonds primarily based on the income potential they offer and on our evaluation of the bond issuers' ability to make interest payments and repay principal.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. Bonds rated below investment grade are subject to higher credit risk--the risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors looking a fixed income investment that offers potential for very high current income.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Delchester Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one, five, and ten years. Delchester Fund's Institutional Class commenced operations on June 1, 1992. Return information for the Institutional Class for the periods prior to the time the Institutional Class commenced operations is calculated by taking the performance of the Fund's Class A shares and eliminating all sales charges that apply to Class A shares. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 plan payments, and performance may have been affected had such an adjustment been made. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]

Year-by-year total return (Institutional Class)

---------------------------------------------------------------------------------------------------------------------------------
1989            1990         1991         1992         1993         1994         1995         1996          1997         1998
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

As of June 30, 1999, the Fund's Institutional Class shares had a year-to-date return of 0.00%. During the ten years illustrated in this bar chart, the Institutional Class' highest quarterly return was 0.00% for the quarter ended ___________ and its lowest quarterly return was 0.00% for the quarter ended
____________________.

How has Delchester Fund performed? (continued)

                              Average annual returns for periods ending 12/31/98

-------------------------------------------------------------------------------
                    Institutional Class          Salomon Smith Barney Cash Pay
                                                 High-Yield Index

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
1 year              00.00%                       00.00%
-------------------------------------------------------------------------------
5 years             00.00%                       00.00%
-------------------------------------------------------------------------------
10 years            00.00%                       00.00%
-------------------------------------------------------------------------------

The table above shows the Fund's average annual returns compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                   none
-------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                          none
-------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                          none
-------------------------------------------------------------------------
Redemption fees                                               none
-------------------------------------------------------------------------
Exchange fees(1)                                              none
-------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------
Management fees                                                0.00%
------------------------------------------------------------------------
Distribution and service (12b-1) fees                           none
------------------------------------------------------------------------
Other expenses                                                 0.00%
------------------------------------------------------------------------
Total operating expenses                                       0.00%
------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------
1 year      $000
----------------------
3 years     $000
----------------------
5 years     $000
----------------------
10 years    $0,000
----------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

What are the Fund's goals?
High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in fixed-income securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The primary focus of the portfolio will be corporate bonds, primarily those rated BB or lower by S&P. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and commercial paper of companies rated A-1 or A-2 by Standard & Poor's Ratings Group or rated P-1 or P-2 by Moody's Investors Service, Inc. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential as well as the issuer's ability to make income and principal payments.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. Bonds rated below investment grade are subject to higher credit risk, the risk that the issuer will be unable to make payments on interest and principal, particularly under adverse economic conditions. Bonds of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations and less stringent regulatory standards. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors looking a fixed income investment that offers a combination of total return with high current income.
o Investors who want a total return-oriented income investment as a diversification tool for long-term, equity -oriented portfolios.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has High-Yield Opportunities Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns have varied over the past two calendar years, as well as the average annual returns for one year and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Total return (Institutional Class)

----------------------
1997      1998
----------------------

----------------------

As of June 30, 1999, the Fund's Institutional Class shares had a year-to-date return of 0.00%. During the period illustrated in this bar chart, the Institutional Class' highest quarterly return was 0.00% for the quarter ended _____________ and its lowest quarterly return was 0.00% for the quarter ended
____________________.

                              Average annual returns for periods ending 12/31/98

--------------------------------------------------------------------------------
                      Institutional Class     Salomon Smith Barney Cash Pay
                                              High-Yield Index

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 year                00.00%                  00.00%
--------------------------------------------------------------------------------
Lifetime              00.00%                  00.00%
--------------------------------------------------------------------------------

The table above shows the Fund's average annual returns compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

--------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price             none
--------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                    none
--------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                    none
--------------------------------------------------------------------
Redemption fees                                         none
--------------------------------------------------------------------
Exchange fees(1)                                        none
--------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------
Management fees                                          0.00%
--------------------------------------------------------------------
Distribution and service (12b-1) fees                     none
--------------------------------------------------------------------
Total annual fund operating expenses                     0.00%
--------------------------------------------------------------------
Fee waivers and payments(2)                            (0.00%)
--------------------------------------------------------------------
Net expenses                                             0.00%
--------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------------------------
Without Expense Limitation
-------------------------------------
1 year            $000
-------------------------------------
3 years           $000
-------------------------------------
5 years           $000
-------------------------------------
10 years          $0,000
-------------------------------------

-------------------------------------
With Expense Limitation
-------------------------------------
1 year            $000
-------------------------------------
3 years           $000
-------------------------------------
5 years           $000
-------------------------------------
10 years          $0,000
-------------------------------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses from October 1, 1999 through September 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.00% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.


For both Delchester Fund and High-Yield Opportunities Fund, we invest primarily in fixed-income securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. These include:

o Corporate Bonds. We expect to invest the majority of the Fund's assets primarily in bonds rated BB or lower by S&P. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds. The Funds may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds;

o Government Securities. Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

o Commercial Paper. Commercial paper of companies rated A-1 or A-2 by Standard & Poor's Ratings Group or rated P-1 or P-2 by Moody's Investors Service, Inc., which are the two highest commercial paper ratings.

Before selecting high-yield corporate bonds for the portfolio, we carefully evaluate each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond. We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments. We maintain a well-diversified portfolio of high-yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.


Delchester Fund
Our primary focus in Delchester Fund is to provide a high level of current income. For this reason, the income potential of a bond is a key selection criteria. In general, we focus on bonds rated BB or B, generally emphasizing bonds rated B in times of economic growth and better quality bonds rated BB when the economy appears to be slowing. We do not invest in non-U.S. securities or in the debt of emerging market countries.


High Yield Opportunities Fund
High-Yield Opportunities Fund follows a bond selection process similar to Delchester's; however, because the objective of the portfolio is total return, we evaluate both the income level of a bond and its potential for price appreciation. High-Yield Opportunities Fund also has greater flexibility to invest in bonds of foreign issuers. This provides both diversification and potential for higher returns.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

-----------------------------------------------------------------------------------------------------------------------------------
                       Securities                                              How we use them

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Delchester Fund                 High-Yield Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued by    Delchester Fund may invest      High-Yield Opportunities Fund may invest
a corporation and rated lower than investment grade by    without limit in high-yield     without limit in high-yield corporate
a nationally recognized statistical ratings               corporate bonds. Emphasis is    bonds. The Fund generally will not
organization (NRSRO) such as S&P or Moody's or, if        typically on those rated BB or  purchase corporate bonds which, at
the unrated, that we believe are of comparable quality.   B by an NRSRO.                  time of purchase, are rated lower than
These securities are considered to be of poor standing                                    CCC by S&P or Caa by Moody's.
and predominately speculative.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. government securities: Direct U.S. obligations       Both Funds may invest without limit in U.S. government securities;
including bills, notes, bonds and other debt securities   however, they will typically be a small percentage of the portfolio
issued by the U.S. Treasury or securities of U.S.         because they generally do not offer as high a level of current income as
government agencies or instrumentalities which are        high yield corporate bonds.
backed by the full faith and credit of the United
States.
-----------------------------------------------------------------------------------------------------------------------------------
Foreign government or corporate bonds: Securities         Delchester Fund may not invest    High-Yield Opportunities Fund may invest
issued by foreign governments or supranational entities   in bonds of foreign issuers.      up to 15% of its total assets in
or foreign corporations.                                                                    securities of issuers domiciled in
                                                                                            foreign countries including both
A supranational entity is an entity established or                                          established countries and those with
financially supported by the national governments of                                        emerging markets.
one or more countries. The International Bank for
Reconstruction and Development (more commonly known as
the World Bank) is one example of a Supranational
entity.
-----------------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon      We may invest in zero coupon bonds and payment in kind bonds, though we do
securities are debt obligations which do not entitle      not expect this to be a significant component of our strategy. The market
the holder to any periodic payments of interest prior     prices of these bonds are generally more volatile than the market prices
to maturity or a specified date when the securities       of securities that pay interest periodically and are likely to react to
begin paying current interest. Therefore, they are        changes in interest rates to a greater degree than interest-paying bonds
issued and traded at a price lower than their face        having similar maturities and credit quality. They may have certain tax
amounts or par value. Payment-in-kind bonds pay           consequences which, under certain conditions, could be adverse to the
interest or dividends in the form of additional bonds     Fund.
or preferred stock.
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer and   Typically, we use repurchase agreements as a short-term investment for
seller of securities in which the seller agrees to buy    each Fund's cash position. In order to enter into these repurchase
the securities back within a specified time at the same   agreements, a Fund must have collateral of at least 102% of the repurchase
price the buyer paid for them, plus an amount equal to    price.
an agreed upon interest rate. Repurchase agreements are
often viewed as equivalent to cash.
-----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities        We may invest in privately placed securities that are eligible for resale
whose resale is restricted under securities law.          only among certain institutional buyers without registration. These are commonly known as Rule 144A Securities.

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                       Securities                                              How we use them

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Delchester Fund                 High-Yield Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Restricted securities that are   Restricted securities that are determined
                                                         determined to be illiquid may    to be illiquid may not exceed High-Yield
                                                         not exceed Delchester Fund's     Opportunities Fund's 15% limit on
                                                         10% limit on illiquid            illiquid  securities, which is described
                                                         securities, which is described   below.
                                                         below.
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a       We may invest up to 10% of net   We may invest up to 15% of net assets in
ready market, and cannot be easily sold, if at all, at   assets in illiquid securities,   illiquid securities, including
approximately the price that a Fund has valued them.     including repurchase agreements  repurchase agreements with maturities of
                                                         with maturities of over seven    over seven days.
                                                         days.
-----------------------------------------------------------------------------------------------------------------------------------

Delchester Fund and High-Yield Opportunities Fund may also invest in other income-producing securities including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities
Each Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Borrowing from banks
Each Fund is permitted to borrow money but normally does not do so. As a temporary measure for extraordinary purposes or to meet redemption requests, a Fund may borrow up to one-third of the value of their assets.

Purchasing securities on a when-issued or delayed delivery basis
Delchester Fund and High-Yield Opportunities Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery up to 45 days later.

Portfolio turnover
We anticipate that each Fund's annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Funds.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in Delchester Fund or High-Yield Opportunities Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

-----------------------------------------------------------------------------------------------------------------------------------
                           Risks                                                  How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Delchester Fund              High-Yield Opportunities Fund

-----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the        We maintain a long-term investment approach and focus on bonds that we
securities in a certain market--like the stock or bond       believe will continue to pay interest regardless of interim market
market--will decline in value because of factors such as     fluctuations. We do not try to predict overall bond market or interest
economic conditions, future expectations or investor         rate movements and do not trade for short-term purposes.
confidence.
                                                             We may hold a substantial part of each Fund's assets in cash or cash equivalents as a temporary defensive strategy.
-----------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of     We limit the amount of each Fund's assets invested in any one industry
securities in a particular industry or the value of an       and in any individual security. We also follow a rigorous selection
individual stock or bond will decline because of changing    process before choosing securities for the portfolio.
expectations for the performance of that industry or for
the individual company issuing the stock or bond.
-----------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will          Each Fund is subject to interest rate risk. We cannot eliminate that
decrease in value if interest rates rise. The risk is        risk, but we do strive to manage it by monitoring economic conditions.
greater for bonds with longer maturities than for those
with shorter maturities.
-----------------------------------------------------------------------------------------------------------------------------------
Credit risk is the risk that there is the possibility that   Our careful, credit-oriented bond selection and our commitment to hold
a bond's issuer will be unable to make timely payments of    a diversified selection of high-yield bonds are designed to manage
interest and principal.                                      this risk.

Investing in so-called "junk" or "high-yield" bonds          For High-Yield Opportunities Fund: We generally do not purchase
entails the risk of principal loss, which may be greater     corporate bonds which, at the time of purchase, are rated lower than
than the risk involved in investment grade bonds.            CCC by S&P or Caa by Moody's. If a corporate bond held by the Fund
High-yield bonds are sometimes issued by companies whose     drops below these levels or goes into default, the Fund will begin to
earnings at the time of issuance are less than the           sell the security in an orderly manner, striving to minimize any
projected debt service on the junk bonds.                    adverse affect on the Fund.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                           Risks                                                  How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Delchester Fund              High-Yield Opportunities Fund

-----------------------------------------------------------------------------------------------------------------------------------
Recession risk Although the market for high-yield bonds      It is likely that protracted periods of economic uncertainty would
existed through periods of economic downturns, the           cause increased volatility in the market prices of high-yield bonds,
high-yield market grew rapidly during the long economic      an increase in the number of high-yield bond defaults and
expansion which took place in the United States during the   corresponding volatility in each Fund's net asset value. In the past,
1980s.  During that economic expansion, the use of           uncertainty and volatility in the high-yield market have resulted in
high-yield debt securities to finance highly leveraged       volatility in the Fund's net asset value.
corporate acquisitions and restructurings increased
dramatically.  As a result, the high-yield market grew       In striving to manage this risk, we allocate assets across a wide
substantially.  Although experts disagree on the impact      range of industry sectors.  We may emphasize industries that have been
recessionary periods have had and will have on the           less susceptible to economic cycles in the past, particularly if we
high-yield market, some analysts believe a protracted        believe that the economy may be entering into a period of slower
economic downturn would severely disrupt the market for      growth.
high-yield bonds, adversely affect the value of
outstanding bonds and adversely affect the ability of
high-yield issuers to repay principal and interest.
-----------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be      We typically invest only a       We limit the percentage of the
adversely affected by political instability, changes in      small portion, if any, of        portfolio that can be invested in
currency exchange rates, foreign economic conditions or      Delchester Fund's portfolio in   bonds of foreign issuers and we
inadequate regulatory and accounting standards.              foreign securities.              carefully evaluate the reward and
                                                                                              risk associated with each foreign
                                                                                              bond that we consider.
-----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot     A less liquid secondary market may have an adverse effect on each
be readily sold, if at all, at approximately the price       Fund's ability to dispose of particular issues, when necessary, to
that the Series values them.                                 meet a Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer.
The secondary market for high-yield securities is issuer.    In striving to manage this risk, we evaluate the size of a
currently dominated by institutional investors, including    bond issuance as a way to anticipate its likely liquidity level.
mutual funds and certain financial institutions. There is
generally no established retail secondary market for
high-yield securities. As a result, the secondary market
for high-yield securities is more limited and less liquid
than other secondary securities markets. The high-yield
secondary market is particularly susceptible to liquidity
problems when the institutions which dominate it
temporarily stops buying bonds for regulatory, financial
or other reasons.

Adverse publicity and investor perceptions are also
considered more likely to disrupt the secondary market for
high-yield securities than the more established secondary
securities markets.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                           Risks                                                  How we strive to manage them
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Delchester Fund              High-Yield Opportunities Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                             We may invest only 10% of net    We may invest only 15% of net assets
                                                             assets in illiquid securities.   in illiquid securities.
-----------------------------------------------------------------------------------------------------------------------------------
Valuation risk A less liquid secondary market as described
above can make it more difficult to obtain precise           Each Fund's privately placed high-yield securities are particularly
valuations of the high-yield securities in its portfolio.    susceptible to the liquidity and valuation risks outlined here. We
During periods of reduced liquidity, judgment plays a        will strive to manage this risk by carefully evaluating individual
greater role in valuing high-yield securities.               bonds and by limiting the amount of the portfolio that can be allocated to privately placed high-yield securities.

-----------------------------------------------------------------------------------------------------------------------------------
Redemption risk If, as a result of volatility in the         We strive to maintain a cash balance sufficient to meet any
high-yield market or other factors, investors redeem more    redemptions. We may also borrow money, if necessary, to meet
shares of a fund than are purchased for an extended          redemptions.
period of time, fundsmay be required to sell securities
without regard to the investment merits of such actions.
This could decrease, the fund's asset base potentially
resulting in a higher expense ratio.
-----------------------------------------------------------------------------------------------------------------------------------
Legislative and regulatory risk  The United States           We monitor the status of regulatory and legislative proposals to
Congress has from time to time taken or considered a         evaluate any possible effects they might have on each Fund's
variety of legislative actions that could adversely affect   portfolios.
the high-yield bond market.  For example, Congressional
legislation has, with some exceptions, generally
prohibited federally insured savings and loan institutions
from investing in high-yield securities.  Regulatory
actions have also affected the high-yield market. For
example, many insurance companies have restricted or
eliminated their purchases of high-yield bonds primarily
as a result of actions taken by the National Association
of Insurance Commissioners.  Similar actions in the future
could reduce liquidity for high-yield issues, reduce the
number of new high-yield securities being issued and could
make it more difficult for a fund to attain its investment
objective.
-----------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

Investment management fees

-------------------------------------------------------------------------------
                                                Delchester Fund     Delaware
                                                                   High-Yield
                                                                  Opportnities
                                                                      Fund
-------------------------------------------------------------------------------
As a percentage of average daily net assets          0.00%           0.00%*
-------------------------------------------------------------------------------

*Reflects the voluntary waiver of fees by the manager.

Portfolio managers
Paul A. Matlack and Gerald T. Nichols have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Matlack and Mr. Nichols have been members of Delchester Fund's management team since 1990, and were named co-managers of the Fund in January 1993. Mr. Matlack and Mr. Nichols have been members of High-Yield Opportunities Fund management team since the Fund's inception.

Paul A. Matlack, Vice President/Senior Portfolio Manager for the Funds, is a CFA charterholder and graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank.

Gerald T. Nichols, Vice President/Senior Portfolio Manager for the Funds, is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining Delaware Investments, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                        Board of trustees

Investment manager                                   The Funds                  Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103


                                                           Shareholders

Board of trustees   A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager   An investment manager is a company responsible for
selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers   Portfolio managers are employed by the investment manager
or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor   Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent   Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders   Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
         Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the funds net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.

How to redeem shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
For each Fund, dividends, if any, are paid monthly, while any capital gains are distributed twice a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Funds consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
Each Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, each Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on the Funds and Foundation Funds as a result of these transactions.

Financial highlights
The Financial highlights table is intended to help you understand each Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                Delchester Fund Institutional Class
                                                                                          Year Ended 7/31
---------------------------------------------------------------------------------------------------------------------------------
                                                                       1999         1998          1997         1996         1995
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $0.000       $6.570        $6.140       $6.280       $6.450
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 0.000        0.620         0.614        0.644        0.685
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) gain from investments         0.000        0.075         0.429       (0.142)      (0.169)
                                                                      -----        -----         -----      -------      -------
---------------------------------------------------------------------------------------------------------------------------------
Total from investments operations                                     0.000        0.695         1.043        0.502        0.516
                                                                      -----        -----         -----        -----        -----
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                 (0.000)      (0.615)       (0.613)      (0.642)      (0.686)
                                                                    -------      -------       -------      -------      -------
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    (0.000)      (0.615)       (0.613)      (0.642)      (0.686)
                                                                    -------      -------       -------      -------      -------
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $0.000       $6.650        $6.570       $6.140       $6.280
                                                                     ======       ======        ======       ======       ======
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total return(1)                                                       0.00%       11.00%        17.82%        8.37%        8.72%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                            $000,000      $53,673       $44,065      $59,513      $61,742
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                               0.00%        0.81%         0.79%        0.77%        0.82%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                  0.00%        9.41%         9.73%       10.36%       11.14%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    0.00%         117%          154%         108%          92%
---------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

-----------------------------------------------------------------------------------------------------------------------
                                                                        High-Yield Opportunities Fund          Period
                                                                                  Institutional Class       12/30/96(1)
                                                                                      Year Ended 7/31         through
-----------------------------------------------------------------------------------------------------         7/31/99
                                                                                  1999           1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $0.000         $5.920          $5.500
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                           0.000          0.537           0.290(2)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                 0.000          0.330           0.299
                                                                                -----          -----           -----
-----------------------------------------------------------------------------------------------------------------------
Total from investments operations                                               0.000          0.867           0.589
                                                                                -----          -----           -----
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                           (0.000)        (0.613)             ---
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investment transactions                (0.000)        (0.254)         (0.169)
                                                                              -------        -------
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                              (0.000)        (0.867)         (0.169)
                                                                              -------        -------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $0.000         $5.920          $5.920
                                                                               ======         ======          ======
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Total return(2)(3)                                                             00.00%         15.82%          10.81%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                      $000,000         $3,837          $3,330
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                         0.00%          0.84%           0.75%
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation             0.00%          1.14%           1.27%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                            0.00%          9.18%           8.53%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense           0.00%          8.88%           8.00%
 limitation
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                               000%           317%            270%
-----------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return reflects the voluntary waiver and payment of fees by the manager.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

Salomon Smith Barney Cash Pay High-Yield Index
The Salomon Smith Barney Cash Pay High-Yield Index includes cash-pay bonds and excludes deferred-interest and bankrupt bonds. When an issuer misses or expects to miss an interest payment or enters into Chapter 11, the corresponding bonds exit the index at month end, reflecting the loss of the coupon payment or accrued interest.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Delchester Fund
Delaware High-Yield Opportunities Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Client Services Representative

800-510-4015

Delaphone Service

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-2071

----------------------------------------------------------------------------------------------
Fund name                                                CUSIP number         NASDAQ symbol
----------------------------------------------------------------------------------------------
Delchester Fund Institutional Class                      245908306            DETIX
----------------------------------------------------------------------------------------------
High-Yield Opportunities Fund Institutional Class        245908843            DHOIX
----------------------------------------------------------------------------------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002 [--] PP 6/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                         Delaware Strategic Income Fund


                           Class A o Class B o Class C



                                   Prospectus
                               September 29, 1999

                               Current Income Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page
Strategic Income Fund


How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Fund
     Choosing a share class
     How to reduce your sales charge
     How to buy shares
     How to redeem shares
     Account minimums
     Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile: Strategic Income Fund

What are the Fund's goals?
Strategic Income Fund seeks a high level current income and total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in bonds allocated among three sectors of the fixed income market. These include:

o the High-Yield Sector, consisting of high-yielding, higher risk, lower-rated or unrated fixed-income securities (commonly known as "junk bonds") issued by U.S. companies;

o the Investment Grade Sector, consisting of investment grade debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies; and

o the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, as well as other fixed-income securities of issuers in foreign countries that are denominated in foreign currencies. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

We determine the amount of the Fund's assets that will be allocated to each of the three sectors based on our analysis of economic and market conditions and our assessment of the income and appreciationpotential offered by each sector. We will periodically reallocate the Fund's assets.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Fund. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. The Fund is also subject to the special risks associated with high-yield bond investing and with foreign investing. In particular, bonds rated below investment grade are subject to a higher credit risk that issuers will be unable to make payments of interest or principal, particularly under adverse economic conditions. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund

o   Investors with long-term financial goals.

o Investors looking for an investment that offers professional allocation among key types of fixed income securities.

o Investors looking for a fixed income investment that offers potential for high current income and total return.

Who should not invest in the Fund

o   Investors with short-term financial goals.

o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Strategic Income Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past two years, as well as the average annual returns of all shares for one year and life of the Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the limitations.

[bar chart]

Year-by-year total return (Class A)

--------------------------------------------------
                 Strategic Income Fund
--------------------------------------------------
1997                                        0.00%
--------------------------------------------------
1998                                        0.00%
--------------------------------------------------


As of June 30, 1999, the Fund's Class A shares had a year-to-date return of 0.00%. During the two years illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ___________ and its lowest quarterly return was 0.00% for the quarter ended ____________________.

The maximum Class A sales charge of 4.75%, which is normally deducted when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page ___ do include the sales charge.

How has Strategic Income Fund performed? (continued)

                                                                             Average annual returns for periods ending 12/31/98
CLASS                       A                      B                       C                      Lehman Brothers
                                                                                                  Aggregate Bond Index
                                                   (if redeemed)*          (if redeemed)*


1 year                      0.00%                  0.00%                   0.00%                  0.00%
Lifetime (Inception         0.00%                  0.00%                   0.00%                  0.00%
10/1/96)


The table above shows the Fund's average annual returns compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Fund's fees and expenses?


------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from your    CLASS                                                  A          B         C
investments when you buy or sell shares of the
Fund.
                                                  ----------------------------------------------------------------------------------
                                                  Maximum sales charge (load) imposed on purchases
                                                  as a percentage of offering price
                                                                                                       4.75%      none       none
                                                  ----------------------------------------------------------------------------------
                                                  Maximum contingent deferred sales charge (load)
                                                  as a percentage of original purchase price or
                                                  Redemption price, whichever is lower

                                                                                                       none(1)    4%(2)      1%(3)
                                                                                                                             -----
                                                  Maximum sales charge (load) imposed on reinvested
                                                  dividends                                            none       none       none
                                                  ----------------------------------------------------------------------------------
                                                  Redemption fees                                      none       none       none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted       CLASS                                                  A          B         C
from the Fund's assets.

                                                  ----------------------------------------------------------------------------------
                                                  Management fees                                      0.65%      0.65%      0.65%
                                                  ----------------------------------------------------------------------------------
                                                  Distribution and service (12b-1) fees                0.25%      1.00%      1.00%
                                                  ----------------------------------------------------------------------------------
                                                  Other expenses(4)                                    0.00%      0.00%      0.00%
                                                  ----------------------------------------------------------------------------------
                                                  Total annual fund operating expenses                 0.00%      0.00%      0.00%
                                                  ----------------------------------------------------------------------------------
                                                  Fee waivers and payments(5)                         (0.00%)    (0.00%)    (0.00%)
                                                  ----------------------------------------------------------------------------------
                                                  Net expenses                                         1.00%      1.75%      1.75%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the  CLASS(7)               A             B         B                 C       C
cost of investing in the Fund to the cost of                                                     (if                       (if
investing in other mutual funds with similar                                                     redeemed)                 redeemed)
investment objectives. We show the cumulative
amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return
over the time shown.(6) This is an example only,
and does not represent future expenses, which may
be greater or less than those shown here.

                                                  ----------------------------------------------------------------------------------

                                                     Without Fee Limitation
                                                  ----------------------------------------------------------------------------------
                                                     1 year
                                                  ----------------------------------------------------------------------------------
                                                     3 years
                                                  ----------------------------------------------------------------------------------
                                                     5 years
                                                  ----------------------------------------------------------------------------------
                                                     10 years
                                                  ----------------------------------------------------------------------------------

                                                     With Fee Limitation
                                                  ----------------------------------------------------------------------------------
                                                     1 year             $572          $178          $578          $178          $278
                                                  ----------------------------------------------------------------------------------
                                                     3 years            $778          $551          $851          $551          $551
                                                  ----------------------------------------------------------------------------------
                                                     5 years          $1,001          $949        $1,149          $949          $949
                                                  ----------------------------------------------------------------------------------
                                                     10 years         $1,641        $1,864        $1,864        $2,062        $2,062
                                                  ----------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses will not be more than 0.30% under the 12b-1 plan.

(5) The investment manager has contracted to waive fees and pay expenses through June 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following are descriptions of how the portfolio managers pursue the Fund's investment goals.

Strategic Income Fund
Strategic Income Fund is a type of fixed income fund that invests in three distinct sectors of the fixed income market as it pursues its investment objective of providing high current income and total return. Certain economic and market events may have a greater impact on certain types of bonds. By spreading the portfolio assets among three key types of bonds, we strive to reduce the affect that such events might have on the portfolio. The foundation of our strategy is the belief that when one or more bond sectors are not performing well, the others may continue to provide high income and appreciation potential, helping to support Strategic Income Fund's performance.

Following are the three key sectors we focus on as well as our general investment approach in each sector:

o U.S. government and high-quality corporate bonds are selected primarily on the basis of their income potential. In periods of slower U.S. economic growth, these bonds might also provide a stabilizing influence on the portfolio which could enhance total return.

o U.S. high-yield corporate bonds are primarily used to increase the portfolio's income potential. These bonds are of lower quality and involve the risk that the companies issuing them may not be able to pay interest or repay principal. However, we carefully select the high-yield bonds for the portfolio after evaluating both the company's fundamental strength and the bond's liquidity.

o Foreign bonds are used to add diversification to the portfolio. Because foreign markets are often affected by different economic cycles than the U.S., foreign bonds may experience performance cycles that are different as well. In selecting foreign bonds for the portfolio, we strive to manage the risk associated with foreign investing through a thorough analysis of the bond's issuer and the inflation trends in the country where the bond is issued.

In determining how much of the portfolio to allocate to each sector, we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector. As little as 20% or as much as 60% of the Fund's assets may be invested in each fixed-income sector. In addition, the Fund may invest up to 10% of its assets in U.S. equity securities.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                           How we use them
                                                                                        Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued by a              Strategic Income Fund may invest up to 60% of net assets in
corporation and rated lower than investment grade by a                high-yield corporate bonds. Emphasis is typically on those
nationally recognized statistical ratings organization (NRSRO)        rated BB or Ba by an NRSRO.
such as S&P or Moody's. High-yield bonds are issued by
corporations that have poor credit quality and may have               We carefully evaluate an individual company's financial
difficulty repaying principal and interest.                           situation, its management, the prospects for its industry and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. The
                                                                      Fund may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities: Direct U.S. obligations including         The Fund may invest up to 60% of net assets in direct U.S.
bills, notes, bonds as well as other debt securities issued by        government obligations; however, these securities will
the U.S. Treasury and securities of U.S. government agencies or       typically be a smaller percentage of the portfolio because
instrumentalities.                                                    they generally do not offer as high a level of current income as other fixed-income securities the Fund may invest in.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities: Fixed-income securities that              We may invest up to 60% of net assets in government-related
represent pools of mortgages, with investors receiving principal      mortgage-backed securities or fully collateralized privately
and interest payments as the underlying mortgage loans are paid       issued mortgage-backed securities.
back. Many are issued and guaranteed against default by the U.S.
government or its agencies or instrumentalities, such as the          We may invest in mortgage-backed securities issued by private
Federal Home Loan Mortgage Corporation, Fannie Mae and the            companies whether or not the securities are 100%
Government National Mortgage Association.                             collateralized. However, these securities must be rated in one of the four highest categories by an NRSRO at the time of
                                                                      purchase. The Others are issued by private financial
                                                                      institutions, privately issued securities we invest in are either CMOs or with some fully collateralized by certificates issued REMICs (see below). or guaranteed by the government or its agencies or instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately issued          See mortgage-backed securities above.
mortgage-backed bonds whose underlying value is the mortgages that are grouped into different pools according to their
maturity.
------------------------------------------------------------------------------------------------------------------------------------
Real estate mortgage investment conduits (REMICs): Privately          See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like
CMOs, REMICs offer different pools.
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by accounts            We invest only in asset-backed securities rated in one of the
receivables including home equity, automobile or credit loans.        four highest categories by an NRSRO.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                           How we use them
                                                                                        Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment grade corporate bonds: Debt obligations issued by a        Debt securities within the top three categories comprise what
corporation, rated in one of the four highest categories by an        are known as high-grade bonds and are regarded as having a
NRSRO (or, if unrated, that we believe are of equal quality).         strong ability to pay principal and interest. Securities in the fourth category are known as medium-grade bonds and are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics.
------------------------------------------------------------------------------------------------------------------------------------
Foreign government securities: Securities issued by                   We may invest in foreign government securities and we
foreign governments or supranational entities. A                      primarily focus on better quality bonds with investment-grade
supranational entity is an entity established or                      credit ratings.
financially supported by the national governments of
one or more countries. The International Bank for                     However, up to 15% of the Fund's assets may also be invested
Reconstruction and Development (more commonly known                   in foreign government securities issued by emerging or
as the World Bank) is one example of a Supranational                  developing countries, which may be lower rated, including
entity.                                                               securities rated below investment grade.

                                                                      We may also invest in securities issued by supranational
                                                                      entities, which are typically of higher quality.
------------------------------------------------------------------------------------------------------------------------------------
Foreign corporate bonds: Debt obligations issued by a foreign         We may invest in both rated and unrated securities of foreign
corporation.                                                          corporations. We may invest both in investment-grade
                                                                      securities and those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another NRSRO.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon securities       We may invest in zero coupon bonds and payment in kind bonds,
are debt obligations which do not entitle the holder to any           though we do not expect this to be a significant component of
periodic payments of interest prior to maturity or a specified        our strategy. The market prices of these bonds are generally
date when the securities begin paying current interest.               more volatile than the market prices of securities that pay
Therefore, they are issued and traded at a price lower than           interest periodically and are likely to react to changes in
their face amounts or par value. Payment-in-kind bonds pay            interest rates to a greater degree than interest-paying bonds
interest or dividends in the form of additional bonds or              having similar maturities and credit quality. They may have
preferred stock.                                                      certain tax consequences which, under certain conditions,
                                                                      could be adverse to the Fund.
------------------------------------------------------------------------------------------------------------------------------------
Equity securities: Common stocks, preferred stocks (including         Up to 10% of the Fund's assets may be invested in U.S. equity
adjustable rate preferred stocks) and other equity securities,        securities.
such as convertible securities and warrants.
                                                                      We would select only equity securities that were consistent with the Fund's objective of high current income and total return.
------------------------------------------------------------------------------------------------------------------------------------
Investment company securities: In some foreign countries,             We may invest in either closed-end or open-end investment
investments by a mutual fund may only be made through                 companies consistent with the 1940 Act requirements. These
investments in closed-end investment companies that in turn           investments involve an indirect payment of a portion of the
invest in the securities of such countries.                           other investment companies' expenses, including advisory fees.
------------------------------------------------------------------------------------------------------------------------------------
Brady bonds: These are debt securities issued under the               We may invest in Brady Bonds. We believe that the economic
framework of the Brady Plan, an initiative announced by the U.S.      reforms undertaken by countries in connection with the
Treasury Secretary, Nicholas F. Brady in 1989, as a mechanism         issuance of Brady Bonds makes the debt of countries that have
for debtor nations to restructure their outstanding external          issued Brady Bonds or those that have announced plans to issue
indebtedness (generally, commercial bank debt).                       them a viable opportunity for investment.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                           How we use them
                                                                                        Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign currency, foreign currency contracts or forward               We may invest in securities issued in any currency and may
contracts: A forward contract involves an obligation to purchase      hold foreign currency.
or sell a specific currency at a future date at a price set at
the time of the or contract. Forward contracts are used to            In addition, the Fund may enter into contracts to purchase
"lock-in" the price of a security that will be purchased or           sell foreign currencies at a future date. By entering into
sold, in terms of U.S. dollars or other currencies.                   these transactions, the Fund attempts to protect against a possible loss resulting from an adverse change in currency exchange rates during the period between when a security is purchased or sold and the date on which payment is made or received.


                                                                      Although the Fund values its assets daily in terms of U.S.
                                                                      dollars, we do not convert our holdings of foreign currencies into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. We may conduct foreign currency
                                                                      transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through a forward foreign currency contract or forward contract. These transactions may increase the Fund's expenses.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer of                Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller, in which the seller       investment for the Fund's cash position. In order to enter
agrees to buy the securities back within a specified time at the      into these repurchase agreements, the Fund must have
same price the buyer paid for them, plus an amount equal to an        collateral of at least 102% of the repurchase price.
agreed upon interest rate. Repurchase agreements are often
viewed as equivalent to cash.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose resale       We may invest without limit in privately placed securities
is restricted under securities law.                                   that are eligible for resale only among certain institutional buyers without registration. These are commonly known as Rule
                                                                      144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,      We may invest up to 15% of net assets in illiquid securities,
and cannot be easily sold, if at all, at approximately the price      including repurchase agreements with maturities of over seven
that the Fund has valued them.                                        days.
------------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in futures contracts and options on futures contracts subject to certain limitations. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities
The Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the securities      We maintain a long-term investment approach and focus on bonds
in a certain market--like the stock or bond market--will decline      that we believe will continue to pay interest regardless of
in value because of factors such as economic conditions, future       interim market fluctuations. We do not try to predict overall
expectations or investor confidence.                                  bond market or interest rate movements and do not trade for investor confidence. short-term purposes.

                                                                      We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary defensive strategy.
------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value of              We diversify the Fund assets across three distinct sectors of
securities in a particular industry or the value of an                the bond market and among a wide variety of individual
individual stock or bond will decline because of changing             issuers.
expectations for the performance of that industry or for the individual company issuing the stock or bond.
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will decrease in       The Fund is subject to interest rate risk. We cannot eliminate
value if interest rates rise. The risk is greater for bonds with      that risk, but we do strive to manage it by monitoring
longer maturities than for those with shorter maturities.             economic conditions.
------------------------------------------------------------------------------------------------------------------------------------
Credit risk The possibility that a bond's issuer (or an entity        Our careful, credit-oriented bond selection and our commitment
that insures the bond) will not be able to make timely payments       to hold a diversified selection of high-yield bonds are
of interest and principal.                                            designed to manage this risk.

Investing in so-called "junk" or "high-yield" bonds entails the
risk of principal loss, which may be greater than the risk            It is likely that protracted periods of economic uncertainty
involved in investment grade bonds. High-yield bonds are              would cause increased volatility in the market prices of
sometimes issued by companies whose earnings at the time the          high-yield bonds, an increase in the number of high-yield bond
bond is issued are less than the projected debt payments on the       defaults and corresponding volatility in the Fund's net asset
bonds.                                                                value.

Although experts disagree on the impact recessionary periods          Our holdings of high quality investment grade bonds are less
have had and will have on the high-yield market, some analysts        subject to credit risk and may help to balance any credit
believe a protracted economic downturn would severely disrupt         problems experienced by individual high yield bond issuers or
the market for high-yield bonds, adversely affect the value of        foreign issuers.
outstanding bonds and adversely affect the ability of high-yield issuers to repay principal and interest.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be               The Fund will attempt to reduce foreign investing risks
adversely affected by political instability (including                through portfolio diversification, credit analysis and
governmental seizures or nationalization of assets), changes in       attention to trends in world economies, industries and
currency exchange rates, foreign economic conditions or               financial markets.
inadequate regulatory and accounting standards. Foreign markets
may also be less efficient, less liquid, have greater price           We carefully evaluate the political and economic situations in
volatility, less regulation and higher transaction costs than         the countries where we invest and take these risks into
U.S. markets.                                                         account before we select securities for the portfolio.
                                                                      However, there is no way to eliminate foreign risks when
                                                                      investing internationally.
------------------------------------------------------------------------------------------------------------------------------------
Foreign government securities risks involve the ability of a          The Fund attempts to reduce the risks associated with
foreign government or government related issuer to make timely        investing in foreign governments by limiting the portion of
principal and interest payments on its external debt                  portfolio assets that may be invested in such securities.
obligations. This ability to make payments will be strongly
influenced by the issuer's balance of payments, including export performance, its access to international credits and
investments, fluctuations in interest rates and the extent of its foreign reserves.
------------------------------------------------------------------------------------------------------------------------------------
Currency risk is the risk that the value of an investment may be      We may try to hedge currency risk by purchasing foreign
negatively affected by changes in foreign currency exchange           currency exchange contracts. By agreeing to purchase or sell
rates. Adverse changes in exchange rates may reduce or eliminate      foreign securities at a pre-set price on a future date, the
any gains produced by investments that are denominated in             Fund strives to protect the value of the stock they own from
foreign currencies and may increase any losses.                       future changes in currency rates. We will use forward currency exchange contracts only for defensive measures, not to enhance portfolio returns. However, there is no assurance that a
                                                                      strategy such as this will be successful.
------------------------------------------------------------------------------------------------------------------------------------
Emerging markets risk is the possibility that the risks               While the Fund may purchase securities of issuers in any
associated with international investing will be greater in            foreign country, developed and emerging, no more than 15% of
emerging markets than in more developed foreign markets because,      the Fund's assets may be invested in direct obligations of
among other things, emerging markets may have less stable             issuers located in emerging market countries.
political and economic environments.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be           A less liquid secondary market may have an adverse effect on
readily sold, if at all, at approximately the price that the          our ability to sell particular issues, when necessary, to meet
Fund values them.                                                     the Fund's liquidity needs or in response to a specific
                                                                      economic event, such as the declining creditworthiness of an
The secondary market for high-yield securities is currently           issuer. In striving to manage this risk, we evaluate the size
dominated by institutional investors, including mutual funds and      of a bond issuance as a way to anticipate its likely liquidity
certain financial institutions. The high-yield secondary market       level.
is particularly susceptible to liquidity problems when the
institutions which dominate it temporarily stop buying bonds for      We may invest only 15% of net assets in illiquid securities,
regulatory, financial or other reasons.                               excluding Rule 144A securities described above.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Valuation risk A less liquid secondary market as described above      We will strive to manage this risk by carefully evaluating
makes it more difficult for the Fund to obtain precise                individual bonds and by limiting the amount of the portfolio
valuations of the high-yield securities in its portfolio. During      that can be allocated to privately placed high-yield
periods of reduced liquidity, judgment plays a greater role in        securities.
valuing high-yield securities.
------------------------------------------------------------------------------------------------------------------------------------
Legislative and regulatory risk The United States Congress has        We monitor the status of regulatory and legislative proposals
from time to time taken or considered legislative actions that        to evaluate any possible effects they might have on the Fund's
could adversely affect the high-yield bond market. Such actions       portfolio.
in the future could reduce liquidity for high-yield securities, reduce the number of new high-yield securities being issued and could make it more difficult for the Fund to attain its
investment objective.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services.

Delaware International Advisers Ltd. is the sub-adviser for Strategic Income Fund. Delaware International Advisers Ltd. manages the foreign securities portion of Strategic Income Fund's portfolio under the overall supervision of Delaware Management Company and furnishes Delaware Management Company with investment recommendations, asset allocation advice, research and other investment services regarding foreign securities.

For these services, the manager and sub-adviser, were paid an aggregate fee of 0.00% of average daily net assets for the last fiscal year after giving effect to expense limitations.

Portfolio managers
Paul Grillo, Paul A. Matlack, Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Strategic Income Fund. In making investment decisions for the Fund, Mr. Moth and Ms. Bates regularly consult with David G. Tilles as well as four global fixed-income team members.

Paul Grillo, Vice President/Senior Portfolio Manager for the Fund, is a CFA charterholder and graduate of North Carolina State University with an MBA in Finance from Pace University. Prior to joining the Manager in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as a financial analyst at Chemical Bank. He has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in investment grade securities. Mr. Grillo has been a member of Strategic Income Fund management team since its inception.

Paul A. Matlack, Vice President/Senior Portfolio Manager for the Fund, is a CFA charterholder and graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. He has primary responsibility for allocating Strategic Income Fund's assets among the fixed-income and equity sectors and for making day-to-day investment decisions for the Fund regarding its investments in the high-yield sector. Mr. Matlack has been a member of Strategic Income Fund's management team since its inception.

Christopher A. Moth, Senior Portfolio Manager of Delaware International Advisers Ltd., is a graduate of The City University London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

Joanna Bates, Senior Portfolio Manager of Delaware International Advisers, Ltd., is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd., was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                             Board of Trustees
Investment Manager                               The Fund                           Custodian
Delaware Management Company                                                 The Chase Manhattan Bank
One Commerce Square                                                         4 Chase Metrotech Center
Philadelphia, PA 19103                                                      Brooklyn, NY 11245

Sub-Adviser
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE

Portfolio managers                        Distributor                 Service agent
(see page ___ for details) Delaware       Distributors, L.P.          Delaware Service Company, Inc.
                                          1818 Market Street          1818 Market Street
                                          Philadelphia, PA 19103      Philadelphia, PA 19103

                                             Financial advisers

                                                Shareholders

Board of trustees   A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager   An investment manager is a company responsible for
selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser   A sub-adviser is a company generally responsible for the
management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers   Portfolio managers are employed by the investment manager
to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor   Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent   Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers   Financial advisers provide advice to their
clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders   Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 4.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o   If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information for details.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge, except in the limited circumstances described in the table below.

Class A sales charges

------------------------------------------------------------------------------------------------------------------------------------
Amount of purchase                        Sales charge as % of   Sales charge as % of amount    Dealer's commission as % of
                                             offering price                invested                    offering price
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                4.75%                                                    4.00%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 but under $250,000                       3.75%                                                    3.00%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 but under $500,000                       2.50%                                                    2.00%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 but under $1,000,000                     2.00%                                                    1.60%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.

------------------------------------------------------------------------------------------------------------------------------------
Amount of purchase                        Sales charge as % of   Sales charge as % of amount    Dealer's commission as % of
                                             offering price                invested                    offering price
------------------------------------------------------------------------------------------------------------------------------------
$1 million up to $5 million                       none                       none                          1.00%
------------------------------------------------------------------------------------------------------------------------------------
Next $20 million
Up to $25 million                                 none                       none                          0.50%
------------------------------------------------------------------------------------------------------------------------------------
Amount over $25 million                           none                       none                          0.25%
------------------------------------------------------------------------------------------------------------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------------------------
                  Program                      How it works                                       Share class
                                                                                         A            B          C
------------------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                             Through a Letter of Intent you            X        Although the Letter of
                                               agree to invest a certain                          Intent and Rights of
                                               amount in Delaware Investment                      Accumulation do not apply
                                               Funds (except money market                         to the purchase of Class
                                               funds with no sales charge)                        B and C shares, you can
                                               over a 13-month period to                          combine your purchase of
                                               qualify for reduced front-end                      Class A shares with your
                                               sales charges.                                     purchase of B and C
                                                                                                  shares to fulfill your
                                                                                                  Letter of Intent or
                                                                                                  qualify for Rights of
                                                                                                  Accumulation.
------------------------------------------------------------------------------------------------------------------------------------
  Rights of Accumulation                       You can combine your holdings             X
                                               or purchases of all funds in the
                                               Delaware Investments family
                                               (except money market funds with
                                               no sales charge) as well as the
                                               holdings and purchases of your
                                               spouse and children under 21 to
                                               qualify for reduced front-end
                                               sales charges.
------------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares              Up to 12 months after you                 X        Not available.
                                               redeem shares, you can reinvest
                                               the proceeds without paying a
                                               front-end sales charge.
------------------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP, Prototype       These investment plans may                X        There is no reduction in
  Profit Sharing, Pension, 401(k), SIMPLE      qualify for reduced sales                          sales charge for Class B
  401(k), 403(b)(7), and 457 Retirement        charges by combining the                           and Class C shares for
  Plans                                        purchases of all members of the                    group purchases by
                                               group. Members of these groups                     retirement plans.
                                               may also qualify to purchase
                                               shares without a front-end sales
                                               charge and a waiver of any
                                               contingent deferred sales
                                               charges.
------------------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business.

We determine each Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of trustees.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends, if any, are paid monthly, while any capital gains are distributed twice a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Strategic Income Fund       Period
                                                                                                    A Class            10/1/96(1)
                                                                                               Year Ended 7/31          through
                                                                                        ----------------------------    7/31/97
                                                                                             1999            1998
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                       $5.700        $5.500
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                       0.444         0.337
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) from investments and foreign currencies                            (0.104)        0.204
                                                                                                           -------        -----
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                             0.340        0.541
                                                                                                             -----        -----
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                       (0.440)      (0.341)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investment transactions                                            (0.120)         none
                                                                                                           -------         ----
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                          (0.560)      (0.341)
                                                                                                           -------      -------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                              $5.480       $5.700
                                                                                                            ======       ======
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(2)                                                                                              6.23%       10.11%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                    $17,871       $9,144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                                      1.00%        1.00%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation                                          1.73%        2.12%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                                         7.92%        7.76%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense limitation                             7.20%        6.64%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                            175%         183%
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total returns have not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects expense limitations.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Strategic Income Fund
                                                                                                     B Class             Period
                                                                                                Year Ended 7/31         10/1/96(1)
-------------------------------------------------------------------------------------------------------------------      through
                                                                                             1999           1998         7/31/97
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                       $5.700         $5.500
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                       0.402          0.308
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) investments                                                        (0.100)         0.204
                                                                                                           ------          -----
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from investments operations                                                      0.302          0.511
                                                                                                            -----          -----
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                       (0.402)       (0.311)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investment transactions                                            (0.120)          none
                                                                                                           ------           ----
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                          (0.522)       (0.311)
                                                                                                           ------         ------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                             $5.480         $5.700
                                                                                                           ======         ======
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(2)                                                                                             5.32%          9.53%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                   $15,602         $6,878
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                                     1.75%          1.75%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation                                         2.48%          2.87%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                                        7.18%          7.01%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense limitation                            6.45%          5.89%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                           175%           183%
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                  Strategic Income Fund
                                                                                         C Class              Period
                                                                                     Year Ended 7/31        10/1/96(1)
-------------------------------------------------------------------------------- ----------------------       through
                                                                                   1999          1998         7/31/97
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                            $5.700        $5.500
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            0.402         0.313
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) investments                                            (0.100)         0.198
                                                                                               -------         -----
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from investments operations                                           0.302         0.511
                                                                                                 -----         -----
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                           (0.402)       (0.311)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investment transactions                                (0.120)          none
                                                                                               -------          ----
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                              (0.522)       (0.311)
                                                                                               -------       -------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $5.480        $5.700
                                                                                                ======        ======
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Total return(2)                                                                                  5.32%         9.53%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                         $1,944        $5,276
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                          1.75%         1.75%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation                              2.48%         2.87%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                             7.18%         7.01%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense limitation                 6.45%         5.89%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                175%          183%
----------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects expense limitations.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
The Lehman Brothers Aggregate Bond Index is an index that measures the performance of about 6,500 U.S. corporate and government bonds. Neither index is a perfect comparison to Delaware Balanced Series since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.


Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Strategic Income Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2071

--------------------------------------------------------------------------------
Fund name                                CUSIP number              NASDAQ symbol
--------------------------------------------------------------------------------
Strategic Income Fund A Class            245908603                 DISAX
--------------------------------------------------------------------------------
Strategic Income Fund B Class            245908702                 DISBX
--------------------------------------------------------------------------------
Strategic Income Fund C Class            245908801                 DISCX
--------------------------------------------------------------------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002 [--] PP 9/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                         Delaware Strategic Income Fund


                               Institutional Class


                                   Prospectus
                               September 29, 1999

                               Current Income Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page
Strategic Income Fund

How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager
Portfolio manager
Fund administration (Who's who)

About your account                             page
Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                           page

Profile: Strategic Income Fund

What are the Fund's goals?
Strategic Income Fund seeks a high level current income and total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in bonds allocated among three sectors of the fixed income market. These include:

o the High-Yield Sector, consisting of high-yielding, higher risk, lower-rated or unrated fixed-income securities (commonly known as "junk bonds") issued by U.S. companies;
o the Investment Grade Sector, consisting of investment grade debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies; and
o the International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, as well as other fixed-income securities of issuers in foreign countries that are denominated in foreign currencies. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

We determine the amount of the Fund's assets that will be allocated to each of the three sectors based on our analysis of economic and market conditions and our assessment of the income and appreciationpotential offered by each sector. We will periodically reallocate the Fund's assets.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Fund. This Fund will be affected primarily by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions or poor performance from specific industries or bond issuers. The Fund is also subject to the special risks associated with high-yield bond investing and with foreign investing. In particular, bonds rated below investment grade are subject to a higher credit risk that issuers will be unable to make payments of interest or principal, particularly under adverse economic conditions. For a more complete discussion of risk, please turn to page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors looking for an investment that offers professional allocation among key types of fixed income securities.
o Investors looking for a fixed income investment that offers potential for high current income and total return.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors who are unwilling to own an investment whose value may fluctuate, sometimes significantly, over the short term.

How has Strategic Income Fund performed?
This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns have varied over the past two years, as well as the average annual returns of all shares for one year and life of the Fund. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the limitations.

[bar chart]

Year-by-year total return (Institutional Class)

-----------------------
1997              0.00%
-----------------------
1998              0.00%
-----------------------

As of June 30, 1999, the Institutional Class shares had a year-to-date return of 0.00%. During the two years illustrated in this bar chart, the Institutional Class' highest quarterly return was 0.00% for the quarter ended ___________ and its lowest quarterly return was 0.00% for the quarter ended
____________________.

How has Strategic Income Fund performed? (continued)

                             Average annual returns for periods ending 12/31/98

--------------------------------------------------------------------------
                   Institutional Class     Lehman Brothers Aggregate Bond
                                           Index

--------------------------------------------------------------------------
--------------------------------------------------------------------------
1 year             00.00%                  00.00%
--------------------------------------------------------------------------
Lifetime           00.00%                  00.00%
--------------------------------------------------------------------------

The table above shows the Fund's average annual returns compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

What are the Fund's fees and expenses?

---------------------------------------------------------------------------------------------------------------
You do not pay sales charges directly from your    Maximum sales charge (load) imposed on
investments when you buy or sell shares of the     Purchases as a percentage of offering price         none
Institutional Class.                               ------------------------------------------------------------
                                                   Maximum contingent deferred sales charge
                                                   (load)
                                                   as a percentage of original purchase price or
                                                   redemption price, whichever is lower                none
                                                   ------------------------------------------------------------
                                                   Maximum sales charge (load) imposed on
                                                   Reinvested dividends                                none
                                                   ------------------------------------------------------------
                                                   Redemption fees                                     none
                                                   ------------------------------------------------------------
                                                   Exchange Fees(1)                                    none
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from   Management fees                                    0.65%
the Fund's assets.                                 ------------------------------------------------------------
                                                   Distribution and service (12b-1) fees              none
                                                   ------------------------------------------------------------
                                                   Other expenses                                     0.00%
                                                   ------------------------------------------------------------
                                                   Total annual fund operating expenses               0.00%

                                                   ------------------------------------------------------------
                                                   Fee waivers and payments(2)                       (0.00%)
                                                   ------------------------------------------------------------
                                                   Net expenses                                       0.75%
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the
cost of investing in the Fund to the cost of       Without Fee Limitation
investing in other mutual funds with similar       ------------------------------------------------------------
investment objectives.  We show the cumulative     1 year
amount of Fund expenses on a hypothetical          ------------------------------------------------------------
investment of $10,000 with an annual 5% return     3 years
over the time shown.(3) This is an example only,   ------------------------------------------------------------
and does not represent future expenses, which      5 years
may be greater or less than those shown here.      ------------------------------------------------------------
                                                   10 years
                                                   ------------------------------------------------------------

                                                   With Fee Limitation(2)
                                                   ------------------------------------------------------------
                                                   1 year                                                   $77
                                                   ------------------------------------------------------------
                                                   3 years                                                 $240
                                                   ------------------------------------------------------------
                                                   5 years                                                 $417
                                                   ------------------------------------------------------------
                                                   10 years                                                $930
---------------------------------------------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through June 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following are descriptions of how the portfolio managers pursue the Fund's investment goals.

Strategic Income Fund
Strategic Income Fund is a type of fixed income fund that invests in three distinct sectors of the fixed income market as it pursues its investment objective of providing high current income and total return. Certain economic and market events may have a greater impact on certain types of bonds. By spreading the portfolio assets among three key types of bonds, we strive to reduce the affect that such events might have on the portfolio. The foundation of our strategy is the belief that when one or more bond sectors are not performing well, the others may continue to provide high income and appreciation potential, helping to support Strategic Income Fund's performance.

Following are the three key sectors we focus on as well as our general investment approach in each sector:

o U.S. government and high-quality corporate bonds are selected primarily on the basis of their income potential. In periods of slower U.S. economic growth, these bonds might also provide a stabilizing influence on the portfolio which could enhance total return.
o U.S. high-yield corporate bonds are primarily used to increase the portfolio's income potential. These bonds are of lower quality and involve the risk that the companies issuing them may not be able to pay interest or repay principal. However, we carefully select the high-yield bonds for the portfolio after evaluating both the company's fundamental strength and the bond's liquidity.
o Foreign bonds are used to add diversification to the portfolio. Because foreign markets are often affected by different economic cycles than the U.S., foreign bonds may experience performance cycles that are different as well. In selecting foreign bonds for the portfolio, we strive to manage the risk associated with foreign investing through a thorough analysis of the bond's issuer and the inflation trends in the country where the bond is issued.

In determining how much of the portfolio to allocate to each sector, we review economic and market conditions and interest rate trends as well as the potential risks and rewards associated with each sector. As little as 20% or as much as 60% of the Fund's assets may be invested in each fixed-income sector. In addition, the Fund may invest up to 10% of its assets in U.S. equity securities.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
                      Securities                                                 How we use them
                                                                              Strategic Income Fund
-------------------------------------------------------------------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued     Strategic Income Fund may invest up to 60% of net assets in
by a corporation and rated lower than investment        high-yield corporate bonds. Emphasis is typically on those
grade by a nationally recognized statistical ratings    rated BB or Ba by an NRSRO.
organization (NRSRO) such as S&P or Moody's.
High-yield bonds are issued by corporations that have   We carefully evaluate an individual company's financial
poor credit quality and may have difficulty repaying    situation, its management, the prospects for its industry and
principal and interest.                                 the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. The Fund may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in.
                                                        Unrated bonds may be more speculative in nature than rated bonds.
-------------------------------------------------------------------------------------------------------------------------
U.S. government securities: Direct U.S. obligations     The Fund may invest up to 60% of net assets in direct U.S.
including bills, notes, bonds as well as other debt     government obligations; however, these securities will typically
securities issued by the U.S. Treasury and securities   be a smaller percentage of the portfolio because they generally
of U.S. government agencies or instrumentalities.       do not offer as high a level of current income as other
                                                        fixed-income securities the Fund may invest in.
-------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities: Fixed-income securities     We may invest up to 60% of net assets in government-related
that represent pools of mortgages, with investors       mortgage-backed securities or fully collateralized privately
receiving principal and interest payments as the        issued mortgage-backed securities.
underlying mortgage loans are paid back. Many are
issued and guaranteed against default by the U.S.       We may invest in mortgage-backed securities issued by private
government or its agencies or instrumentalities, such   companies whether or not the securities are 100% collateralized.
as the Federal Home Loan Mortgage Corporation, Fannie   However, these securities must be rated in one of the four
Mae and the Government National Mortgage Association.   highest categories by an NRSRO at the time of purchase. The
Others are issued by private financial institutions,    privately issued securities we invest in are either CMOs or
with some fully collateralized by certificates issued   REMICs (see below).
or guaranteed by the government or its agencies or
instrumentalities.
-------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations (CMOs): Privately   See mortgage-backed securities above.
issued mortgage-backed bonds whose underlying value
is the mortgages that are grouped into different
pools according to their maturity.
-------------------------------------------------------------------------------------------------------------------------
Real estate mortgage investment conduits (REMICs):      See mortgage-backed securities above.
Privately issued mortgage-backed bonds whose
underlying value is a fixed pool of mortgages secured
by an interest in real property. Like CMOs, REMICs
offer different pools.
-------------------------------------------------------------------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by       We invest only in asset-backed securities rated in one of the
accounts receivables including home equity,             four highest categories by an NRSRO.
automobile or credit loans.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                      Securities                                                 How we use them
                                                                              Strategic Income Fund
-------------------------------------------------------------------------------------------------------------------------
Investment grade corporate bonds: Debt obligations
issued by a corporation, rated in one of the four       Debt securities within the top three categories comprise what
highest categories by an NRSRO (or, if unrated, that    are known as high-grade bonds and are regarded as having a
we believe are of equal quality).                       strong ability to pay principal and interest.  Securities in the fourth category are known as medium-grade bonds and are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics.
-------------------------------------------------------------------------------------------------------------------------
Foreign government securities: Securities issued by     We may invest in foreign government securities and we primarily
foreign governments or supranational entities. A        focus on better quality bonds with investment-grade credit
supranational entity is an entity established or        ratings.
financially supported by the national governments of
one or more countries. The International Bank for       However, up to 15% of the Fund's assets may also be invested in
Reconstruction and Development (more commonly known     foreign government securities issued by emerging or developing
as the World Bank) is one example of a Supranational    countries, which may be lower rated, including securities rated
entity.                                                 below investment grade.

                                                        We may also invest in securities issued by supranational
                                                        entities, which are typically of higher quality.
-------------------------------------------------------------------------------------------------------------------------
Foreign corporate bonds: Debt obligations issued by a   We may invest in both rated and unrated securities of foreign
foreign corporation.                                    corporations.  We may invest both in investment-grade
                                                        securities and those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another NRSRO.

-------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon    We may invest in zero coupon bonds and payment in kind bonds,
securities are debt obligations which do not entitle    though we do not expect this to be a significant component of
the holder to any periodic payments of interest prior   our strategy.  The market prices of these bonds are generally
to maturity or a specified date when the securities     more volatile than the market prices of securities that pay
begin paying current interest. Therefore, they are      interest periodically and are likely to react to changes in
issued and traded at a price lower than their face      interest rates to a greater degree than interest-paying bonds
amounts or par value. Payment-in-kind bonds pay         having similar maturities and credit quality.  They may have
interest or dividends in the form of additional bonds   certain tax consequences which, under certain conditions, could
or preferred stock.                                     be adverse to the Fund.
-------------------------------------------------------------------------------------------------------------------------
Equity securities: Common stocks, preferred stocks      Up to 10% of the Fund's assets may be invested in U.S. equity
(including adjustable rate preferred stocks) and        securities.
other equity securities, such as convertible
securities and warrants.                                We would select only equity securities that were consistent with the Fund's objective of high current income and total return.
-------------------------------------------------------------------------------------------------------------------------
Investment company securities: In some foreign          We may invest in either closed-end or open-end investment
countries, investments by a mutual fund may only be     companies consistent with the 1940 Act requirements. These
made through investments in closed-end investment       investments involve an indirect payment of a portion of
the companies that in turn invest in the securities of  other investment companies' expenses, including advisory fees.
such countries.
-------------------------------------------------------------------------------------------------------------------------
Brady bonds: These are debt securities issued under     We may invest in Brady Bonds. We believe that the economic
the framework of the Brady Plan, an initiative          reforms undertaken by countries in connection with the issuance
announced by the U.S. Treasury Secretary, Nicholas F.   of Brady Bonds makes the debt of countries that have issued
Brady in 1989, as a mechanism for debtor nations to     Brady Bonds or those that have announced plans to issue them a
restructure their outstanding external indebtedness     viable opportunity for investment.
(generally, commercial bank debt).
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                      Securities                                                 How we use them
                                                                              Strategic Income Fund
-------------------------------------------------------------------------------------------------------------------------
Foreign currency, foreign currency contracts or         We may invest in securities issued in any currency and may hold
forward contracts: A forward contract involves an       foreign currency.
obligation to purchase or sell a specific currency at
a future date at a price set at the time of the         In addition, the Fund may enter into contracts to purchase or
contract. Forward contracts are used to "lock-in"       sell foreign currencies at a future date. By entering into these
the price of a security that will be purchased or       transactions, the Fund attempts to protect against a possible
sold, in terms of U.S. dollars or other currencies.     loss resulting from an adverse change in currency exchange rates during the period between when a security is purchased or sold and the date on which payment is made or received.

                                                        Although the Fund values its assets daily in terms of U.S.
                                                        dollars, we do not convert our holdings of foreign currencies into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. We may conduct foreign currency transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through a forward foreign currency contract or forward contract. These transactions may increase the Fund's expenses.
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer     Typically, we use repurchase agreements as a short-term
of securities, such as the Fund, and a seller, in       investment for the Fund's cash position. In order to enter into
which the seller agrees to buy the securities back      these repurchase agreements, the Fund must have collateral of at
within a specified time at the same price the buyer     least 102% of the repurchase price.
paid for them, plus an amount equal to an agreed upon
interest rate. Repurchase agreements are often viewed
as equivalent to cash.
-------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest without limit in privately placed securities that
whose resale is restricted under securities law.        are eligible for resale only among certain institutional buyers without registration. These are commonly known as Rule 144A
                                                        Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid
                                                        securities, which is described below.
-------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 15% of net assets in illiquid securities,
ready market, and cannot be easily sold, if at all,     including repurchase agreements with maturities of over seven
at approximately the price that the Fund has valued     days.
them.
-------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in futures contracts and options on futures contracts subject to certain limitations. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities
The Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Fund will not borrow money in excess of one-third of the value of its net assets.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will exceed 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                        Risks                                              How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------
                                                                               Strategic Income Fund

--------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of the     We maintain a long-term investment approach and focus on bonds
securities in a certain market--like the stock or bond    that we believe will continue to pay interest regardless of
market--will decline in value because of factors such     interim market fluctuations. We do not try to predict overall
as economic conditions, future expectations or            bond market or interest rate movements and do not trade for
investor confidence.                                      short-term purposes.

                                                          We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary defensive strategy
---------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the value     We diversify the Fund assets across three distinct sectors of the
of securities in a particular industry or the value       bond market and among a wide variety of individual issuers.
of an individual stock or bond will decline because
of changing expectations for the performance of that
industry or for the individual company issuing the
stock or bond.
---------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will     The Fund is subject to interest rate risk.  We cannot eliminate
decrease in value if interest rates rise. The risk is   that risk, but we do strive to manage it by monitoring economic
greater for bonds with longer maturities than for       conditions.
those with shorter maturities.
---------------------------------------------------------------------------------------------------------------------------
Credit risk The possibility that a bond's issuer (or
an entity that insures the bond) will not be able to    Our careful, credit-oriented bond selection and our commitment to
make timely payments of interest and principal.         hold a diversified selection of high-yield bonds are designed to manage this risk.
Investing in so-called "junk" or "high-yield" bonds
entails the risk of principal loss, which may be        It is likely that protracted periods of economic uncertainty
greater than the risk involved in investment grade      would cause increased volatility in the market prices of
bonds. High-yield bonds are sometimes issued by         high-yield bonds, an increase in the number of high-yield bond
companies whose earnings at the time the bond is        defaults and corresponding volatility in the Fund's net asset
issued are less than the projected debt payments on     value.
the bonds.
                                                        Our holdings of high quality investment grade bonds are less
Although experts disagree on the impact recessionary    subject to credit risk and may help to balance any credit
periods have had and will have on the high-yield        problems experienced by individual high yield bond issuers or
market, some analysts believe a protracted economic     foreign issuers.
downturn would severely disrupt the market for high-
yield bonds, adversely affect the value of outstanding
bonds and adversely affect the ability of high-yield
issuers to repay principal and interest.
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                        Risks                                              How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------
                                                                               Strategic Income Fund

--------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be   The Fund will attempt to reduce foreign investing risks through
adversely affected by political instability (including    portfolio diversification, credit analysis and attention to
governmental seizures or nationalization of assets),      trends in world economies, industries and financial markets.
changes in currency exchange rates, foreign economic
conditions or inadequate regulatory and accounting        We carefully evaluate the political and economic situations in
standards. Foreign markets may also be less efficient,    the countries where we invest and take these risks into account
less liquid, have greater price volatility, less          before we select securities for the portfolio. However, there is
regulation and higher transaction costs than U.S.         no way to eliminate foreign risks when investing internationally.
markets.
---------------------------------------------------------------------------------------------------------------------------
Foreign government securities risks involve the           The Fund attempts to reduce the risks associated with investing
ability of a foreign government or government related     in foreign governments by limiting the portion of portfolio
issuer to make timely principal and interestpayments      assets that may be invested in such securities.
on its external debt obligations.  This ability to
make payments will be strongly influenced by the
issuer's balance of payments, including export
performance, its access to international credits and
investments, fluctuations in interest rates and the
extent of its foreign reserves.
---------------------------------------------------------------------------------------------------------------------------
Currency risk is the risk that the value of an            We may try to hedge currency risk by purchasing foreign currency
investment may be negatively affected by changes in       exchange contracts. By agreeing to purchase or sell foreign
foreign currency exchange rates. Adverse changes in       securities at a pre-set price on a future date, the Fund strives
exchange rates may reduce or eliminate any gains          to protect the value of the stock they own from future changes in
produced by investments that are denominated in           currency rates. We will use forward currency exchange contracts
foreign currencies and may increase any losses.           only for defensive measures, not to enhance portfolio returns.
                                                          However, there is no assurance that a strategy such as this will be successful.
---------------------------------------------------------------------------------------------------------------------------
Emerging markets risk is the possibility that the         While the Fund may purchase securities of issuers in any foreign
risks associated with international investing will be     country, developed and emerging, no more than 15% of the Fund's
greater in emerging markets than in more developed        assets may be invested in direct obligations of issuers located
foreign markets because, among other things, emerging     in emerging market countries.
markets may have less stable political and economic
environments.
---------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities         A less liquid secondary market may have an adverse effect on our
cannot be readily sold, if at all, at approximately       ability to sell particular issues, when necessary, to meet the
the price that the Fund values them.                      Fund's liquidity needs or in response to a specific economic event, such as the declining creditworthiness of an issuer.  In
The secondary market for high-yield securities is         striving to manage this risk, we evaluate the size of a bond
currently dominated by institutional investors,           issuance as a way to anticipate its likely liquidity level.
including mutual funds and certain financial
institutions. The high-yield secondary market is          We may invest only 15% of net assets in illiquid securities,
particularly susceptible to liquidity problems when       excluding Rule 144A securities described above.
the institutions which dominate it temporarily stop
buying bonds for regulatory, financial or other
reasons.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                        Risks                                              How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------
                                                                               Strategic Income Fund

--------------------------------------------------------------------------------------------------------------------------
Valuation risk A less liquid secondary market as          We will strive to manage this risk by carefully evaluating
described above makes it more difficult for the Fund      individual bonds and by limiting the amount of the portfolio that
to obtain precise valuations of the high-yield            can be allocated to privately placed high-yield securities.
securities in its portfolio.  During periods of
reduced liquidity, judgment plays a greater role in
valuing high-yield securities.
---------------------------------------------------------------------------------------------------------------------------
Legislative and regulatory risk The United States         We monitor the status of regulatory and legislative proposals to
Congress has from time to time taken or considered        evaluate any possible effects they might have on the Fund's
legislative actions that could adversely affect the       portfolio.
high-yield bond market.  Such actions in the future
could reduce liquidity for high-yield securities,
reduce the number of new high-yield securities being
issued and could make it more difficult for the Fund
to attain its investment objective.
---------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services.

Delaware International Advisers Ltd. is the sub-adviser for Strategic Income Fund. Delaware International Advisers Ltd. manages the foreign securities portion of Strategic Income Fund's portfolio under the overall supervision of Delaware Management Company and furnishes Delaware Management Company with investment recommendations, asset allocation advice, research and other investment services regarding foreign securities.

For these services, the manager and sub-adviser, were paid an aggregate fee of 0.00% of average daily net assets for the last fiscal year after giving effect to expense limitations.

Portfolio managers
Paul Grillo, Paul A. Matlack, Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Strategic Income Fund. In making investment decisions for the Fund, Mr. Moth and Ms. Bates regularly consult with David G. Tilles as well as four global fixed-income team members.

Paul Grillo, Vice President/Senior Portfolio Manager for the Fund, is a CFA charterholder and graduate of North Carolina State University with an MBA in Finance from Pace University. Prior to joining the Manager in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as a financial analyst at Chemical Bank. He has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in investment grade securities. Mr. Grillo has been a member of Strategic Income Fund management team since its inception.

Paul A. Matlack, Vice President/Senior Portfolio Manager for the Fund, is a CFA charterholder and graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. He has primary responsibility for allocating Strategic Income Fund's assets among the fixed-income and equity sectors and for making day-to-day investment decisions for the Fund regarding its investments in the high-yield sector. Mr. Matlack has been a member of Strategic Income Fund's management team since its inception.

Christopher A. Moth, Senior Portfolio Manager of Delaware International Advisers Ltd., is a graduate of The City University London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange in an actuarial capacity where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London.

Joanna Bates, Senior Portfolio Manager of Delaware International Advisers, Ltd., is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd., was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                      Board of trustees

Investment manager                    The Fund                         Custodian
Delaware Management Company                                            The Chase Manhattan Bank
One Commerce Square                                                    4 Chase Metrotech Center
Philadelphia, PA 19103                                                 Brooklyn, NY 11245

Sub-adviser
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE


Portfolio managers                  Distributor                        Service agent
(see page __ for details)           Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                    1818 Market Street                 1818 Market Street
                                    Philadelphia, PA 19103             Philadelphia, PA 19103

                                           Shareholders

Board of trustees   A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager   An investment manager is a company responsible for
selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser   A sub-adviser is a company generally responsible for the
management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers   Portfolio managers are employed by the investment manager
or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor   Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent   Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders   Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
         Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the funds net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.

How to redeem shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
For Strategic Income Fund, dividends, if any, are paid monthly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------------------------------------------------------
                                                                                          Strategic Income Fund
                                                                                           Institutional  Class
---------------------------------------------------------------------------------------------------------------      Period
                                                                                                Year Ended 7/31    10/1/96(1)
---------------------------------------------------------------------------------------------------------------     through
                                                                                               1999        1998     7/31/97
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $5.700       $5500
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     0.458       0.367
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) from investments and foreign currencies                         (0.111)       0.187
                                                                                                        -------       -----
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                          0.347       0.554
                                                                                                          -----       -----
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                    (0.457)     (0.354)
------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investment transactions                                         (0.120)        none
                                                                                                        -------        ----
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                       (0.577)     (0.354)
                                                                                                        =======     =======
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                           $5.470      $5.700
                                                                                                         ======      ======
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total return(2)                                                                                           6.36%      10.36%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                  $3,764      $3,305
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                                   0.75%       0.75%
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation                                       1.48%       1.87%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                                      8.18%       7.90%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense limitation                          7.45%       6.77%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                         175%        183%
------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized and total returns have not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
The Lehman Brothers Aggregate Bond Index is an index that measures the performance of about 6,500 U.S. corporate and government bonds. Neither index is a perfect comparison to Delaware Balanced Series since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.


Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Strategic Income Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2071

--------------------------------------------------------------------------------
                                             CUSIP number        NASDAQ symbol
--------------------------------------------------------------------------------
Strategic Income Fund Institutional Class    245908751           DGCIX
--------------------------------------------------------------------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002 [--] PP 9/99
                                                                              29

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                          Delaware Corporate Bond Fund
                      Delaware Extended Duration Bond Fund


                           Class A o Class B o Class C



                                   Prospectus
                               September 29, 1999

                              Current Income Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                   page
Corporate Bond Fund and
Extended Duration Bond Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile: Corporate Bond Fund and Extended Duration Bond Fund
------------------------------------------------------------

What are the Funds' goals?
Both Corporate Bond Fund and Extended Duration Bond Fund seek to provide investors with total return.

What are the Funds' main investment strategies?
We invest primarily in corporate bonds. Our focus is on corporate bonds that have investment-grade credit ratings from a nationally recognized statistical ratings organization (NRSRO). The bonds we select for the portfolio are typically rated BBB and above by Standard and Poor's Ratings Group or Baa and above by Moody's Investors Service, Inc. We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have investment-grade ratings.

The most significant difference between the two funds is in their return potential and their risk profiles as determined by the average duration of the bonds in each Fund's portfolio. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates. We generally keep Corporate Bond Fund's duration between four and seven years. This is a more conservative strategy than that of Extended Duration Bond Fund which will typically have a duration between eight and 11 years.

What are the main risks of investing in the Funds?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of a Fund's investments. These Funds will be affected by changes in bond prices, particularly as a result of changes in interest rates. They may also be affected by economic conditions which may hinder a company's ability to make interest and principal payments on its debt.

An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. For a more complete discussion of risk, please turn to page x.

Who should invest in the Funds
    o Investors with medium or long-range goals.
    o Investors looking for a bond investment to help balance their investments in stocks or more aggressive securities.
    o Investors who are looking for an income investment that can provide total return opportunities through the automatic reinvestment of income dividends.

Who should not invest in the Funds
    o Investors with very short-term financial goals.
    o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
    o Investors seeking long-term growth of capital.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether they are an appropriate choice for you.

What are each Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------- ------- ------- ------
CLASS                                                     A       B       C
--------------------------------------------------------- ------- ------- ------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price               4.75%   none    none
--------------------------------------------------------- ------- ------- ------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                      none(1) 4%(2)   1%(3)
--------------------------------------------------------- ------- ------- ------
Maximum sales charge (load) imposed on
Reinvested dividends                                      none    none    none
--------------------------------------------------------- ------- ------- ------
Redemption fees                                           none    none    none
--------------------------------------------------------- ------- ------- ------

Annual fund operating expenses are deducted from each Fund's assets.

-------------------------------------------- ------------------------------------- ------------------------------------
                                                     Corporate Bond Fund             Extended Duration Bond Fund
-------------------------------------------- ------------------------------------- ------------------------------------
                                                Class A       Class B     Class C     Class A      Class B     Class C
-------------------------------------------- -----------  ------------ ----------- -----------  ----------- -----------
Management fees                                   0.50%         0.50%       0.50%       0.55%        0.55%       0.55%
-------------------------------------------- -----------  ------------ ----------- -----------  ----------- -----------
Distribution and service (12b-1) fees             0.25%(4)      1.00%       1.00%       0.25%(4)     1.00%       1.00%
-------------------------------------------- -----------  ------------ ----------- -----------  ----------- -----------
Total annual fund operating expenses              0.00%         0.00%       0.00%       0.00%        0.00%       0.00%
-------------------------------------------- -----------  ------------ ----------- -----------  ----------- -----------
Fee waivers and payments(5)                      (0.00%)       (0.00%)     (0.00%)     (0.00%)      (0.00%)     (0.00%)
-------------------------------------------- -----------  ------------ ----------- -----------  ----------- -----------
Net expenses                                      0.00%         0.00%       0.00%       0.00%        0.00%       0.00%
-------------------------------------------- -----------  ------------ ----------- -----------  ----------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------------------------------------------------------- ------------------------------------------------------------
Without Fee Limitation
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                                                  Extended Duration Bond Fund
-------------------------------------------------------------------- ------------------------------------------------------------
Class A(7)              A        B           B       C            C            A            B           B          C           C
                                            if                   if                                    if                     if
                                      redeemed             redeemed                              redeemed               redeemed
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
1 year
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
3 years
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
5 years
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
10 years
-------------------------------------------------------------------- ------------------------------------------------------------

With Fee Limitation(5)
Corporate Bond Fund                                                  Extended Duration Bond Fund
-------------------------------------------------------------------- ------------------------------------------------------------
                        A        B           B       C            C            A            B           B          C           C
                                            if                   if                                    if                     if
                                      redeemed             redeemed                              redeemed               redeemed
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
1 year
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
3 years
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
5 years
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------
10 years
--------------- ---------- -------- ----------- ------- ------------ ------------ ------------ ----------- ---------- -----------

   (1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

   (2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

   (3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

   (4) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Payments under the 12b-1 plan will not be more than 0.30%.

   (5) The investment manager has contracted to waive fees and pay expenses from October 1, 1999 through September 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.

   (6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 5.

   (7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


Investment strategy
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

The Funds strive to provide shareholder with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds, with a strong emphasis on those that are rated in the four highest credit categories by an NRSRO. We may also invest in high-yielding, lower quality corporate bonds. These may involve greater risk because the companies issuing the bonds have lower credit ratings and may have difficulty making interest and principal payments.

In selecting bonds for the portfolio we conduct a careful analysis of economic factors, industry-related information and the underlying financial stability of the company issuing the bond.

Choosing Between Corporate Bond Fund and Extended Duration Bond Fund
We manage both Corporate Bond Fund and Extended Duration Bond Fund using the same fundamental strategy. The main difference between the two funds is in their return potential and the corresponding risk associated with the each Fund. Corporate Bond Fund is the more conservative of the two funds and might be appropriate for investors who desire less fluctuation in their share price. We generally keep Corporate Bond Fund's duration between four and seven years. Extended Duration Bond Fund will typically have a duration between eight and 11 years. This longer duration gives Extended Duration Bond Fund greater income potential as well as greater appreciation potential when interest rates decline.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

------------------------------------------------------- ----------------------------------------------------------------------------
                      Securities                                                      How we use them
------------------------------------------------------- ----------------------------------------------------------------------------
Corporate bonds: Debt obligations issued by a           We will invest at least 65% of each Fund's assets in investment grade
corporation.                                            corporate bonds.

Debt securities within the top three categories
comprise what are known as high-grade bonds and are
regarded as having a strong ability to pay principal
and interest. Securities in the fourth category are
known as medium-grade bonds and are regarded as having
an adequate capacity to pay principal and interest but
with greater vulnerability to adverse economic
conditions and speculative characteristics.
------------------------------------------------------- ----------------------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued     Both Funds may invest up to 20% of net assets in high-yield corporate
by a corporation and rated lower than investment        bonds.
grade by a nationally recognized statistical ratings
organization (NRSRO) such as S&P or Moody's..           We carefully evaluate an individual company's financial
High-yield bonds are higher risk securities issued by   situation, its management, the prospects for its
corporations that have poor credit quality and may      industry and the technical factors related to its bond
have difficulty repaying principal and interest.        offering. Our goal is to identify those companies that
                                                        we believe will be able to repay their debt obligations
                                                        in spite of poor ratings. The Fund may invest in
                                                        unrated bonds if we believe their credit quality is
                                                        comparable to the rated bonds we are permitted to
                                                        invest in. Unrated bonds may be more speculative in
                                                        nature than rated bonds.
------------------------------------------------------- ----------------------------------------------------------------------------
U.S. government securities: Direct U.S. obligations     The Fund may invest in direct U.S. government obligations; however, these
including bills, notes, bonds as well as other debt     securities will typically be a smaller percentage of the portfolio because
securities issued by the U.S. Treasury and securities   they generally do not offer as high a level of current income as other
of U.S. government agencies or instrumentalities.       fixed-income securities the Fund may invest in.
------------------------------------------------------- ----------------------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon    We may invest in zero coupon bonds and payment in kind bonds. We expect
securities are debt obligations which do not entitle    payment in kind bonds to be a less significant component of our strategy.
the holder to any periodic payments of interest prior   The market prices of these bonds are generally more volatile than the
to maturity or a specified date when the securities     market prices of securities that pay interest periodically and are likely
begin paying current interest. Therefore, they are      to react to changes in interest rates to a greater degree than
issued and traded at a price lower than their face      interest-paying bonds having similar maturities and credit quality.  They
amounts or par value. Payment-in-kind bonds pay         may have certain tax consequences which, under certain conditions, could
interest or dividends in the form of additional bonds   be adverse to the Fund.
or preferred stock.
------------------------------------------------------- ----------------------------------------------------------------------------
Foreign government securities: Securities issued by     We may invest in foreign government securities and we primarily focus on
foreign governments.                                    better quality bonds with investment-grade credit ratings.
------------------------------------------------------- ----------------------------------------------------------------------------
Foreign corporate bonds: Debt obligations issued by a   Each Fund may invest up to 15% of its net assets in securities of issuers
foreign corporation.                                    in foreign countries.
------------------------------------------------------- ----------------------------------------------------------------------------
Corporate commercial paper Short-term debt              We may invest in commercial paper that is rated P-1 or P-2 by Moody's
obligations with maturities ranging from 2 to 270       and/or A-1 or A-2 by S&P. We may also invest in unrated commerical paper
days, issued by companies.                              if we determine its quality is comparable to these quality ratings.
------------------------------------------------------- ----------------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------------
                      Securities                                                      How we use them
------------------------------------------------------- ----------------------------------------------------------------------------
Short-term debt or money market instruments: Very       Each Fund may hold short-term debt or money market
short-term debt securities generally considered to be   securities pending an investment in other securities or
equivalent to cash.                                     when the manager feels that it is prudent to do so
                                                        because of market conditions. All short-term
                                                        instruments held by the Funds must be of the highest
                                                        quality as rated by a NRSRO or determined to be of
                                                        comparable quality by the Funds' manager.
------------------------------------------------------- ----------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer     Typically, we use repurchase agreements as a short-term investment for our
and seller of securities in which the seller agrees     cash position. In order to enter into these repurchase agreements, we must
to buy the securities back within a specified time at   have collateral of at least 100% of the repurchase price.
the same price the buyer paid for them, plus an
amount equal to an agreed upon interest rate.Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------- ----------------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities that are
whose resale is restricted under securities law.        eligible for resale only among certain institutional
                                                        buyers without registration. These are commonly known
                                                        as Rule 144A Securities. Restricted securities that are
                                                        determined to be illiquid may not exceed the Fund's 15%
                                                        limit on illiquid securities, which is described below.
------------------------------------------------------- ----------------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 15% of total assets in illiquid securities.
ready market, and cannot be easily sold, if at all,
at approximately the price that the Series has valued
them.
------------------------------------------------------- ----------------------------------------------------------------------------

The Fund may also invest in other types of income-producing securities including common stocks, preferred stocks and warrents. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities
The Funds may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Borrowing from banks
The Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Funds will not borrow money in excess of one-third of the value of their respective net assets.

Purchasing securities on a when-issued or delayed delivery basis
The Funds may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover
We anticipate that each Fund's annual portfolio turnover may exceed 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. You should consider an investment in a Fund to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when you invest in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

---------------------------------------- -------------------------------------------------------------------------------------
                 Risks                                               How we strive to manage them
---------------------------------------- -------------------------------------------------------------------------------------
Market risk is the risk that all or a    We maintain a long-term investment approach and focus on high quality individual
majority of the securities in a          bonds that we believe can provide a steady stream of income regardless of interim
certain market -- like the stock or      fluctuations in the bond market. We do not try to predict overall interest rate
bond market -- will decline in value     movements and do not buy and sell securities for short-term purposes.
because of factors such as economic
conditions, future expectations or       We may hold a substantial part of each Fund's assets in cash or cash equivalents as
investor confidence.                     a temporary, defensive strategy.
---------------------------------------- -------------------------------------------------------------------------------------
Interest rate risk is the risk that      Interest rate risk is a significant risk for these Funds. In striving to manage
securities will decrease in value if     this risk, we monitor economic conditions and the interest rate environment and may
interest rates rise. The risk is         adjust the Fund's duration or average maturity as a defensive measure against
greater for bonds with longer            interest rate risk.
maturities than for those with shorter
maturities.
---------------------------------------- -------------------------------------------------------------------------------------
Credit risk The possibility that a       We strive to minimize credit risk by investing primarily in higher quality,
bond's issuer (or an entity that         investment-grade corporate bonds.
insures the bond) will be unable to
make timely payments of interest and     Any portion of the portfolio that is invested in high-yielding, lower quality
principal.                               corporate bonds is subject to greater credit risk.  We strive to manage that risk through careful bond selection, by limiting the percentage of the portfolio that
Investing in so-called "junk" or         can be invested in lower quality bonds and by maintaining a diversified portfolio
"high-yield" bonds entails the risk of   of bonds representing a variety of industries and issuers.
principal loss, which may be greater
than the risk involved in investment
grade bonds, particularly in times of
economic declines. High-yield bonds
are sometimes issued by companies
whose earnings at the time the bond is
issued are less than the projected
debt payments on the bonds.
---------------------------------------- -------------------------------------------------------------------------------------
Liquidity risk is the possibility that   We limit the percentage of the portfolio that can be invested in illiquid
securities cannot be readily sold, or    securities.
can only be sold at a price lower than
the price that the Fund has valued
them.
---------------------------------------- -------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

Investment management fees

  ------------------------------------------------------------------------------
                                                 Corporate Bond       Extended
                                                      Fund         Duration Bond
                                                                        Fund
  ------------------------------------------------------------------------------
  As a percentage of average daily net assets        0.00%*            0.00%*
  ------------------------------------------------------------------------------

  *Reflects the voluntary waiver of fees by the manager.

Portfolio manager
Gary A. Reed has primary responsibility for making day-to-day investment decisions for each Fund.

Gary A. Reed, Vice President/Senior Portfolio Manager for the Funds, is a CFA charterholder and graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. Mr. Reed has been managing the Funds since their inception.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                      Board of Trustees

Investment Manager                  The Funds                  Custodian
Delaware Management Company                             The Chase Manhattan Bank
One Commerce Square                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                  Brooklyn, NY 11245


Portfolio manager          Distributor                    Service agent
(see page ___ for details) Delaware Distributors, L.P.    Delaware Service
                           1818 Market Street             Company, Inc.
                           Philadelphia, PA 19103         1818 Market Street
                                                          Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of trustees   A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager   An investment manager is a company responsible for
selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers   Portfolio managers are employed by the investment manager
to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor   Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent   Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers   Financial advisers provide advice to their
clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders   Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
  o Class A shares have an up-front sales charge of up to 4.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

  o If you invest $100,000 or more, your front-end sales charge will be reduced.

  o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information for details.

  o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  o Class A shares generally are not subject to a contingent deferred sales charge, except in the limited circumstances described in the table below.

Class A sales charges

--------------------------------------------- ---------------- ------------------------------------------ --------------------------
                                               Sales charge                  Sales charge                    Dealer's commission
Amount of purchase                                as % of                        as %                               as %
                                              offering price              of amount invested                  of offering price
--------------------------------------------- ---------------- -------------------- --------------------- --------------------------
                                                               Corporate Bond       Delaware Extended
                                                                                    Duration Bond
--------------------------------------------- ---------------- -------------------- --------------------- --------------------------
Less than $100,000                                 4.75%                                                            4.00%
--------------------------------------------- ---------------- -------------------- --------------------- --------------------------
$100,000 but under $250,000                        3.75%                                                            3.00%
--------------------------------------------- ---------------- -------------------- --------------------- --------------------------
$250,000 but under $500,000                        2.50%                                                            2.00%
--------------------------------------------- ---------------- -------------------- --------------------- --------------------------
$500,000 but under $1,000,000                      2.00%                                                            1.60%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year.

-------------------------------------------- -------------------------- -------------------------------- ---------------------------
                                                   Sales charge                  Sales charge                Dealer's commission
Amount of purchase                                    as % of                       as % of                        as % of
                                                  offering price                amount invested                offering price
-------------------------------------------- -------------------------- -------------------------------- ---------------------------
$1 million up to $5 million                            none                          none                          1.00%
-------------------------------------------- -------------------------- -------------------------------- ---------------------------
Next $20 million
Up to $25 million                                      none                          none                          0.50%
-------------------------------------------- -------------------------- -------------------------------- ---------------------------
Amount over $25 million                                none                          none                          0.25%
-------------------------------------------- -------------------------- -------------------------------- ---------------------------

Class B
  o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

  o If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

  o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

  o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

  o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

  o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

  o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
  o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

  o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

  o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

  o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

  o Unlike Class B shares, Class C shares do not automatically convert into another class.

  o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

------------------------------------------- ------------------------------------- ------------------------------------------
                Program                       How it works                                   Share class
                                                                                        A         B                C
-------------------------------------------   ----------------------------------- -------------  ---------------------------
Letter of Intent                              Through a Letter of Intent you           X         Although the Letter of
                                              agree to invest a certain                          Intent and Rights of
                                              amount in Delaware Investment                      Accumulation do not apply
                                              Funds (except money market                         to the purchase of Class
                                              funds with no sales charge)                        B and C shares, you can
                                              over a 13-month period to                          combine your purchase of
                                              qualify for reduced front-end                      Class A shares with your
                                              sales charges.                                     purchase of B and C
                                                                                                 shares to fulfill your
                                                                                                 Letter of Intent or
                                                                                                 qualify for Rights of
                                                                                                 Accumulation.
-------------------------------------------   ----------------------------------- -------------  ---------------------------
Rights of Accumulation                        You can combine your holdings            X
                                              or purchases of all funds in the
                                              Delaware Investments family
                                              (except money market funds with
                                              no sales charge) as well as the
                                              holdings and purchases of your
                                              spouse and children under 21 to
                                              qualify for reduced front-end
                                              sales charges.
-------------------------------------------   ----------------------------------- -------------  ---------------------------
Reinvestment of redeemed shares               Up to 12 months after you                X         Not available.
                                              redeem shares, you can reinvest
                                              the proceeds without paying a
                                              front-end sales charge.
-------------------------------------------   ----------------------------------- -------------  ---------------------------
SIMPLE IRA, SEP IRA, SARSEP, Prototype        These investment plans may               X         There is no reduction in
Profit Sharing, Pension, 401(k), SIMPLE       qualify for reduced sales charges                  sales charge for Class B
401(k), 403(b)(7), and 457 Retirement         by combining the purchases of all                  or Class C shares for
Plans                                         members of the group. Members of                   group purchases by
                                              these groups may also qualify to                   retirement plans.
                                              purchase shares without a
                                              front-end sales charge and a
                                              waiver of any contingent deferred
                                              sales charges.
-------------------------------------------   ----------------------------------- -------------  ---------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business.

We determine each Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of trustees.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs.
MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
For each Fund, dividends, if any, are paid monthly, while any capital gains are distributed twice a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Funds consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------- --------------------------- -------------------------- --------------------
                                                          Corporate Bond Fund         Corporate Bond Fund        Corporate Bond Fund
                                                                A Class                     B Class                    C Class
-------------------------------------------------------- --------------------------- -------------------------- --------------------
                                                            Period                      Period                     Period
                                                            9/15/98(1)                  9/15/98(1)                 9/15/98(1)
                                                            through                     through                    through
                                                            7/31/99                     7/31/99                    7/31/99
-------------------------------------------------------- --------------------------- -------------------------- --------------------
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net asset value, beginning of period
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Income from investment operations:
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net investment income
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net realized and unrealized gain from investments
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net increase in net assets from investment operations
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Less dividends and distributions:
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Dividends from net investment income
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Distributions from net realized gain on security
transactions
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Total dividends and distributions
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net asset value, end of period
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Total return(2)
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratios and supplemental data:
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net assets, end of period (000 omitted)
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of expenses to average net assets
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of expenses to average net assets prior to
expense limitation
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of net investment income to average net assets
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of net investment income to average net assets
prior to expense limitation
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Portfolio turnover
-------------------------------------------------------- --------------------------- -------------------------- --------------------

  (1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

  (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

-------------------------------------------------------- --------------------------- -------------------------- --------------------
                                                             Extended Duration           Extended Duration         Extended Duration
                                                                  Bond Fund                  Bond Fund                 Bond Fund
                                                                  A Class                     B Class                  C Class
-------------------------------------------------------- --------------------------- -------------------------- --------------------
                                                            Period                      Period                     Period
                                                            9/15/98(1)                  9/15/98(1)                 9/15/98(1)
                                                            through                     through                    through
                                                            7/31/99                     7/31/99                    7/31/99
-------------------------------------------------------- --------------------------- -------------------------- --------------------
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net asset value, beginning of period
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Income from investment operations:
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net investment income
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net realized and unrealized gain from investments
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net increase in net assets from investment operations
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Less dividends and distributions:
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Dividends from net investment income
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Distributions from net realized gain on security
transactions
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Total dividends and distributions
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net asset value, end of period
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Total return(2)
-------------------------------------------------------- --------------------------- -------------------------- --------------------

-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratios and supplemental data:
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Net assets, end of period (000 omitted)
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of expenses to average net assets
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of expenses to average net assets prior to
expense limitation
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of net investment income to average net assets
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Ratio of net investment income to average net assets
prior to expense limitation
-------------------------------------------------------- --------------------------- -------------------------- --------------------
Portfolio turnover
-------------------------------------------------------- --------------------------- -------------------------- --------------------

  (1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
  (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2071

------------------------------- ---------------- -------------------------------
Fund name                       CUSIP number     NASDAQ symbol
------------------------------- ---------------- -------------------------------
Corporate Bond Fund
------------------------------- ---------------- -------------------------------
A Class                         245908785        DGCAX
------------------------------- ---------------- -------------------------------
B Class                         245908777        DGCBX
------------------------------- ---------------- -------------------------------
C Class                         245908769        DGCCX
------------------------------- ---------------- -------------------------------
Extended Duration Bond Fund
------------------------------- ---------------- -------------------------------
A Class                         245908835        DEEAX
------------------------------- ---------------- -------------------------------
B Class                         245908827        DEEBX
------------------------------- ---------------- -------------------------------
C Class                         245908819        DEECX
------------------------------- ---------------- -------------------------------


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P= 002 [--] PP 6/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                          Delaware Corporate Bond Fund
                      Delaware Extended Duration Bond Fund


                               Institutional Class


                                   Prospectus
                               September 29, 1999

                              Current Income Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles                                  page
Corporate Bond Fund
Extended Duration Bond Fund

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio manager
Fund administration (Who's who)

About your account                             page
Investing in the Funds
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                           page

Profile: Corporate Bond Fund and Extended Duration Bond Fund
-------------------------------------------------------------

What are the Funds' goals?
Both Corporate Bond Fund and Extended Duration Bond Fund seek to provide investors with total return.

What are the Funds' main investment strategies?
We invest primarily in corporate bonds. Our focus is on corporate bonds that have investment-grade credit ratings from a nationally recognized statistical ratings organization (NRSRO). The bonds we select for the portfolio are typically rated BBB and above by Standard and Poor's Ratings Group or Baa and above by Moody's Investors Service, Inc. We may also invest in unrated bonds, if we believe their credit quality is comparable to those that have investment-grade ratings.

The most significant difference between the two funds is in their return potential and their risk profiles as determined by the average duration of the bonds in each Fund's portfolio. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates. We generally keep Corporate Bond Fund's duration between four and seven years. This is a more conservative strategy than that of Extended Duration Bond Fund which will typically have a duration between eight and 11 years.

What are the main risks of investing in the Funds?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of a Fund's investments. These Funds will be affected by changes in bond prices, particularly as a result of changes in interest rates. They may also be affected by economic conditions which may hinder a company's ability to make interest and principal payments on its debt.

An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. For a more complete discussion of risk, please turn to page x.

Who should invest in the Funds
   o Investors with medium or long-range goals.
   o Investors looking for a bond investment to help balance their investments in stocks or more aggressive securities.
   o Investors who are looking for an income investment that can provide total return opportunities through the automatic reinvestment of income dividends.

Who should not invest in the Funds
   o Investors with very short-term financial goals.
   o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
   o Investors seeking long-term growth of capital.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether they are an appropriate choice for you.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

---------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                    none
---------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                           none
---------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                           none
---------------------------------------------------------------------------
Redemption fees                                                none
---------------------------------------------------------------------------
Exchange Fees(1)                                               none
---------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.

---------------------------------------------------------------------------------------------------------------------
                                                     Corporate Bond Fund             Extended Duration Bond Fund
---------------------------------------------------------------------------------------------------------------------
Management fees                                             0.50%                               0.55%
---------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                       None                                 none
---------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                        0.00%                               0.00%
---------------------------------------------------------------------------------------------------------------------
Fee waivers and payments(2)                                (0.00%)                             (0.00%)
---------------------------------------------------------------------------------------------------------------------
Net expenses                                                0.00%                               0.00%
---------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------------------------------------------------------------------------------------
Without Expense Limitation
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                             Corporate Bond Fund         Extended Duration Bond Fund
-------------------------------------------------------------------------------------------
1 year                       $000                        $000
-------------------------------------------------------------------------------------------
3 years                      $000                        $000
-------------------------------------------------------------------------------------------
5 years                      $000                        $000
-------------------------------------------------------------------------------------------
10 years                     $0,000                      $0,000
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
With Expense Limitation(2)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                             Corporate Bond Fund         Extended Duration Bond Fund
-------------------------------------------------------------------------------------------
1 year                       $000                        $000
-------------------------------------------------------------------------------------------
3 years                      $000                        $000
-------------------------------------------------------------------------------------------
5 years                      $000                        $000
-------------------------------------------------------------------------------------------
10 years                     $0,000                      $0,000
-------------------------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses from October 1, 1999 through September 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


Investment strategy
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.

The Funds strive to provide shareholder with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds, with a strong emphasis on those that are rated in the four highest credit categories by an NRSRO. We may also invest in high-yielding, lower quality corporate bonds. These may involve greater risk because the companies issuing the bonds have lower credit ratings and may have difficulty making interest and principal payments.

In selecting bonds for the portfolio we conduct a careful analysis of economic factors, industry-related information and the underlying financial stability of the company issuing the bond.

Choosing Between Corporate Bond Fund and Extended Duration Bond Fund
We manage both Corporate Bond Fund and Extended Duration Bond Fund using the same fundamental strategy. The main difference between the two funds is in their return potential and the corresponding risk associated with the each Fund. Corporate Bond Fund is the more conservative of the two funds and might be appropriate for investors who desire less fluctuation in their share price. We generally keep Corporate Bond Fund's duration between four and seven years. Extended Duration Bond Fund will typically have a duration between eight and 11 years. This longer duration gives Extended Duration Bond Fund greater income potential as well as greater appreciation potential when interest rates decline.

The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                      How we use them

------------------------------------------------------------------------------------------------------------------------------------
Corporate bonds: Debt obligations issued by a           We will invest at least 65% of each Fund's assets in investment grade
corporation.                                            corporate bonds.

Debt securities within the top three categories
comprise what are known as high-grade bonds and are
regarded as having a strong ability to pay principal
and interest. Securities in the fourth category are
known as medium-grade bonds and are regarded as having
an adequate capacity to pay principal and interest but
with greater vulnerability to adverse economic
conditions and speculative characteristics.
------------------------------------------------------------------------------------------------------------------------------------
High-yield corporate bonds: Debt obligations issued     Both Funds may invest up to 20% of net assets in high-yield corporate
by a corporation and rated lower than investment        bonds.
grade by a nationally recognized statistical ratings
organization (NRSRO) such as S&P or Moody's..           We carefully evaluate an individual company's financial situation, its
High-yield bonds are higher risk securities issued by   management, the prospects for its industry and the technical factors
corporations that have poor credit quality and may      related to its bond offering. Our goal is to identify those companies that
have difficulty repaying principal and interest.        we believe will be able to repay their debt obligations in spite of poor ratings. The Fund may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in.
                                                        Unrated bonds may be more speculative in nature than rated bonds.
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities: Direct U.S. obligations     The Fund may invest in direct U.S. government obligations; however, these
including bills, notes, bonds as well as other debt     securities will typically be a smaller percentage of the portfolio because
securities issued by the U.S. Treasury and securities   they generally do not offer as high a level of current income as other
of U.S. government agencies or instrumentalities.       fixed-income securities the Fund may invest in.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon bonds and pay-in-kind bonds: Zero coupon    We may invest in zero coupon bonds and payment in kind bonds. We expect
securities are debt obligations which do not entitle    payment in kind bonds to be a less significant component of our strategy.
the holder to any periodic payments of interest prior   The market prices of these bonds are generally more volatile than the
to maturity or a specified date when the securities     market prices of securities that pay interest periodically and are likely
begin paying current interest. Therefore, they are      to react to changes in interest rates to a greater degree than
issued and traded at a price lower than their face      interest-paying bonds having similar maturities and credit quality. They
amounts or par value. Payment-in-kind bonds pay         may have certain tax consequences which, under certain conditions, could
interest or dividends in the form of additional bonds   be adverse to the Fund.
or preferred stock.
------------------------------------------------------------------------------------------------------------------------------------
Foreign government securities: Securities issued by     We may invest in foreign government securities and we primarily focus on
foreign governments.                                    better quality bonds with investment-grade credit ratings.
------------------------------------------------------------------------------------------------------------------------------------
Foreign corporate bonds: Debt obligations issued by a   Each Fund may invest up to 15% of its net assets in securities of issuers
foreign corporation.                                    in foreign countries.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                      How we use them

------------------------------------------------------------------------------------------------------------------------------------
Corporate commercial paper Short-term debt              We may invest in commercial paper that is rated P-1 or P-2 by Moody's
obligations with maturities ranging from 2 to 270       and/or A-1 or A-2 by S&P. We may also invest in unrated commerical paper
days, issued by companies.                              if we determine its quality is comparable to these quality ratings.
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt or money market instruments: Very       Each Fund may hold short-term debt or money market securities pending an
short-term debt securities generally considered to be   investment in other securities or when the manager feels that it is
equivalent to cash.                                     prudent to do so because of market conditions. All short-term instruments held by the Funds must be of the highest quality as rated by a NRSRO or determined to be of comparable quality by the Funds' manager.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer     Typically, we use repurchase agreements as a short-term investment for our
and seller of securities in which the seller agrees     cash position. In order to enter into these repurchase agreements, we must
to buy the securities back within a specified time at   have collateral of at least 100% of the repurchase price.
the same price the buyer paid for them, plus an
amount equal to an agreed upon interest rate.
Repurchase agreements are often viewed as equivalent
to cash.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities that are eligible for resale
whose resale is restricted under securities law.        only among certain institutional buyers without registration. These are commonly known as Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 15% of total assets in illiquid securities.
ready market, and cannot be easily sold, if at all,
at approximately the price that the Series has valued
them.
------------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other types of income-producing securities including common stocks, preferred stocks and warrents. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Lending securities
The Funds may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Borrowing from banks
The Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective. The Funds will not borrow money in excess of one-third of the value of their respective net assets.

Purchasing securities on a when-issued or delayed delivery basis
The Funds may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover
We anticipate that each Fund's annual portfolio turnover may exceed 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability for the Fund.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. You should consider an investment in a Fund to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when you invest in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------
                 Risks                                               How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a     We maintain a long-term investment approach and focus on high quality individual
majority of the securities in a           bonds that we believe can provide a steady stream of income regardless of interim
certain market -- like the stock or       fluctuations in the bond market. We do not try to predict overall interest rate
bond market -- will decline in value      movements and do not buy and sell securities for short-term purposes.
because of factors such as economic
conditions, future expectations or        We may hold a substantial part of each Fund's assets in cash or cash equivalents as
investor confidence.                      a temporary, defensive strategy.
------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that       Interest rate risk is a significant risk for these Funds. In striving to manage
securities will decrease in value if      this risk, we monitor economic conditions and the interest rate environment and may
interest rates rise. The risk is          adjust the Fund's duration or average maturity as a defensive measure against
greater for bonds with longer             interest rate risk.
maturities than for those with
shorter maturities.
------------------------------------------------------------------------------------------------------------------------------
Credit risk The possibility that a        We strive to minimize credit risk by investing primarily in higher quality,
bond's issuer (or an entity that          investment-grade corporate bonds.
insures the bond) will be unable to
make timely payments of interest and      Any portion of the portfolio that is invested in high-yielding, lower quality
principal.                                corporate bonds is subject to greater credit risk.  We strive to manage that risk through careful bond selection, by limiting the percentage of the portfolio that
Investing in so-called "junk" or          can be invested in lower quality bonds and by maintaining a diversified portfolio
"high-yield" bonds entails the risk of    of bonds representing a variety of industries and issuers.
principal loss, which may be greater
than the risk involved in investment
grade bonds, particularly in times of
economic declines. High-yield bonds
are sometimes issued by companies
whose earnings at the time the bond is
issued are less than the projected
debt payments on the bonds.
------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that    We limit the percentage of the portfolio that can be invested in illiquid
securities cannot be readily sold, or     securities.
can only be sold at a price lower than
the price that the Fund has valued
them.
------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

Investment management fees

     ---------------------------------------------------------------------------------------------------------
                                                                            Corporate Bond       Extended
                                                                                 Fund         Duration Bond
                                                                                                   Fund
     ---------------------------------------------------------------------------------------------------------
     As a percentage of average daily net assets                                0.00%*            0.00%*
     ---------------------------------------------------------------------------------------------------------

       *Reflects the voluntary waiver of fees by the manager.

Portfolio manager
Gary A. Reed has primary responsibility for making day-to-day investment decisions for each Fund.

Gary A. Reed, Vice President/Senior Portfolio Manager for the Funds, is a CFA charterholder and graduate of the University of Pennsylvania with an MBA in Finance from George Washington University. He began his career at Mellon Bank as a credit specialist, and later served as a corporate loan officer for Mellon Bank and then Provident National Bank. Mr. Reed has been managing the Funds since their inception.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                             Board of trustees

Investment manager                           The Funds                 Custodian
Delaware Management Company                                            The Chase Manhattan Bank
One Commerce Square                                                    4 Chase Metrotech Center
Philadelphia, PA 19103                                                 Brooklyn, NY 11245


Portfolio managers                  Distributor                        Service agent
(see page __ for details)           Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                    1818 Market Street                 1818 Market Street
                                    Philadelphia, PA 19103             Philadelphia, PA 19103

                                               Shareholders

Board of trustees   A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager   An investment manager is a company responsible for
selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers   Portfolio managers are employed by the investment manager
or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor   Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent   Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders   Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

o clients of brokers or dealers affiliated with a broker or dealer, if such broker or dealer has entered into an agreement with the Distributor providing specifically for the purchase of shares of the Classes in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in shares of the Classes through a broker or agent that offers these special products.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800-510-4015 so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800-510-4015.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the funds net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.

How to redeem shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
For each Fund, dividends, if any, are paid monthly, while any capital gains are distributed twice a year. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Funds consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------------------------------------
                                                                                            Corporate Bond Fund
                                                                                            Institutional Class
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Period
                                                                                                9/15/98(1)
                                                                                                 through
                                                                                                 7/31/99
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain from investments
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from investment operations
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on security transactions
--------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Total return(2)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense limitation
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover
--------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Extended Duration Bond Fund
                                                                                               Institutional Class
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period
                                                                                                    9/15/98(1)
                                                                                                     through
                                                                                                     7/31/99
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------------------------------
Net investment income
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain from investments
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from investment operations
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income
--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on security transactions
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Total return(2)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense limitation
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets prior to expense limitation
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
--------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

[begin glossary]

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

Salomon Smith Barney High-Yield Bond Index


SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Client Services Representative

800-510-4015

Delaphone Service

800-362-FUND (800-362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-2071

-----------------------------------------------------------------------------------------------------------------------------------
Fund name                                                          CUSIP number                     NASDAQ symbol
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund Institutional Class                            245908751                        DGCIX
-----------------------------------------------------------------------------------------------------------------------------------
Extended Duration Bond Fund Institutional Class                    245914817                        DEMIX
-----------------------------------------------------------------------------------------------------------------------------------

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


P-002[--]PP 1/99

                       STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 29, 1999

                            DELAWARE DELCHESTER FUND
                         DELAWARE STRATEGIC INCOME FUND
                     DELAWARE HIGH-YIELD OPPORTUNITIES FUND
                           DELWARE CORPORATE BOND FUND
                       DELWARE EXTENDED DURATION BOND FUND

                   1818 Market Street, Philadelphia, PA 19103

                 For Prospectus, Performance and Information on
                  Existing Accounts of Class A Shares, Class B
                           Shares and Class C Shares:
                             Nationwide 800-523-1918

         For more information about Institutional Classes: 800-510-4015


         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500


         Delaware Group Income Funds, a Delaware business trust ("Income Funds") is a professionally-managed mutual fund of the series type which currently offers five series of shares: Delaware Delchester Fund ("Delchester Fund"), Delaware Strategic Income Fund ("Strategic Income Fund"), Delaware High-Yield Opportunities Fund ("High-Yield Opportunities Fund"), Delaware Corporate Bond Fund ("Corporate Bond Fund") and Delaware Extended Duration Bond Fund ("Extended Duration Bond Fund") (individually, a "Fund", and collectively, the "Funds"). Each Fund offers three retail classes: Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Fund Classes"). Each Fund also offers an institutional class (collectively, the "Institutional Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund Classes dated September 29, 1999, as it may be amended from time to time. Part B should be read in conjunction with the Class' Prospectuses. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to a Fund Class may be obtained by writing or calling your investment dealer or by contacting each Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from each Fund's Annual Report into this Part B. The Annual Reports will accompany any request for Part
B. The Annual Reports can be obtained, without charge, by calling 800-523-1918.

---------------------------------------------------- -------- ----------------------------------------------------------- -------
TABLE OF CONTENTS
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Investment Objectives and Policies                            Redemption and Exchange
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Performance Information                                       Dividends and Distributions
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Performance Information                                       Taxes
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Trading Practices and Brokerage                               Investment Management Agreements and Sub-Advisory
                                                              Agreement
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Purchasing Shares                                             Officers and Trustees
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Retirement Plans                                              General Information
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Investment Plans                                              Appendix A -- Ratings
---------------------------------------------------- -------- ----------------------------------------------------------- -------
Determining Offering Price and Net Asset Value                Financial Statements
---------------------------------------------------- -------- ----------------------------------------------------------- -------

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions

Fundamental Investment Restrictions

         Each Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of the Fund, or 67% of the voting securities of that Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

A Fund may not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. Neither Fund may invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment.


Additional Investment Restrictions - Non-Fundamental

Following are additional non-fundamental investment restrictions for the Funds:

Delchester Fund
         Delchester Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of Delchester Fund, or 67% of the voting securities of Delchester Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

          1. Delchester Fund will not invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

          2. Delchester Fund will not invest for the purpose of acquiring control of any company.

          3. Delchester Fund will not purchase or retain securities of a company which has an officer or director who is an officer or director of Income Funds, Inc., or an officer, director or partner of the Manager if, to the knowledge of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

          4. Delchester Fund will not invest in securities of other investment companies.

          5. Delchester Fund will not make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.

          6. Delchester Fund will not sell short any security or property.

          7. Delchester Fund will not buy or sell commodities or commodity contracts.

          8. Delchester Fund will not borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

          9. Delchester Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         10. Delchester Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

         11. Delchester Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         12. No long or short positions on shares of the Fund may be taken by Income Funds, Inc.'s officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

         13. Delchester Fund will not invest more than 25% of its assets in any one particular industry.

         Although not a fundamental investment restriction, Delchester Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

Strategic Income Fund
         Strategic Income Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of Strategic Income Fund, or 67% of the voting securities of Strategic Income Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

          1. With respect to 75% of its total assets, Strategic Income Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (except obligations issued, or guaranteed by, the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items) or purchase more than 10% of the voting securities of any one company.

          2. Strategic Income Fund will not make any investment in real estate. This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

          3. Strategic Income Fund will not sell short any security or property.

          4. Strategic Income Fund will not buy or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon.

          5. Strategic Income Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies.

          6. Strategic Income Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

          7. Strategic Income Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933.

          8. Strategic Income Fund will not invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, Strategic Income Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

          1. Strategic Income Fund will not invest for the purpose of acquiring control of any company.

          2. Strategic Income Fund will not invest in securities of other investment companies, except that the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act of 1940 at the time of the investment.

          3. Strategic Income Fund will not purchase or retain securities of a company which has an officer or director who is an officer or director of Income Funds, Inc., or an officer, director or partner of the Manager if, to the knowledge of the Fund, one or more of such persons beneficially owns in the aggregate more than 5% thereof.

          4. Strategic Income Fund will not invest in the securities of companies which have a record of less than three years' continuous operation, including any predecessor company or companies, if such investment at the time of purchase would cause more than 5% of the total Fund assets to be invested in the securities of such company or companies.

         Although not a fundamental investment restriction, Strategic Income Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases. In addition, Strategic Income Fund currently does not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities, and the Fund may make margin payments as may be necessary in connection with the futures and options transactions described in the Fund's Prospectuses and this Part B.

High-Yield Opportunities Fund
         High-Yield Opportunities Fund has the following investment restrictions which may not be amended without approval of a majority of the outstanding voting securities, which is the lesser of more than 50% of the outstanding voting securities of High-Yield Opportunities Fund, or 67% of the voting securities of High-Yield Opportunities Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Fund purchases securities.

         1. With respect to 75% of its total assets, High-Yield Opportunities Fund will not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities and cash and cash items) or purchase more than 10% of the voting securities of any one company.

         2. High-Yield Opportunities Fund will not make any investment in real estate. This restriction does preclude the Fund's purchase of securities issued by real estate investment trusts, the purchase of securities issued by companies that deal in real estate, or the investment in securities secured by real estate or interests therein.

         3. High-Yield Opportunities Fund will not sell short any security or property.

         4. High-Yield Opportunities Fund will not buy or sell commodities or commodity contracts except that the Fund may enter into futures contracts and options thereon.

         5. High-Yield Opportunities Fund will not borrow money in excess of one-third of the value of its net assets. Any borrowing will be done in accordance with the rules and regulations prescribed from time to time by the SEC with respect to open-end investment companies. The Fund shall not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks.

         6. High-Yield Opportunities Fund will not make loans. However, (i) the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, or of other securities authorized to be purchased by the Fund's investment policies, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund; and (ii) the Fund may loan securities to qualified broker/dealers or institutional investors for their use relating to short sales and other security transactions.

         7. High-Yield Opportunities Fund will not act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         8. High-Yield Opportunities Fund will not invest more than 25% of its total assets in securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         In addition to the above fundamental investment restrictions, High-Yield Opportunities Fund has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. High-Yield Opportunities Fund will not invest for the purpose of acquiring control of any company.

         2. High-Yield Opportunities Fund will not invest in securities of other investment companies, except the Fund may invest in securities of open-end, closed-end and unregistered investment companies, in accordance with the limitations contained in the Investment Company Act at the time of the investment.

         3. High-Yield Opportunities Fund will not write, purchase or sell options, puts, calls or combinations thereof with respect to securities.

         4. High-Yield Opportunities Fund will not enter into futures contracts or options thereon.

         5. High-Yield Opportunities Fund will not purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Income Funds, Inc. or of the Manager if or so long as the trustees and officers of Income Funds, Inc. and of the Manager together own beneficially more than 5% of any class of securities of such issuer.

         6. High-Yield Opportunities Fund will not invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         7. High-Yield Opportunities Fund will not purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities.


         Delchester Fund

         In investing for income and safety of principal, Delchester Fund's emphasis in selection will be on securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The types of securities in which Delchester Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Management will seek to achieve Delchester Fund's objective by investing at least 80% of the Fund's assets at time of purchase in:

         (1) Corporate Bonds. The Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds; or

         (2) Government Securities. Securities of, or guaranteed by, the U.S. government, its agencies or instrumentalities; or

         (3) Commercial Paper. Commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Group ("S&P") or rated P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's") or similarly rated by other rating agencies.



         As a matter of practice, Delchester Fund has consistently invested more than 80% of its assets in such securities. With respect to the remaining assets, if any, that Delchester Fund may invest in other securities, the Fund must invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants. Additionally, in unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term obligations for an appreciable period of time when market conditions warrant and the Fund is anticipating higher interest rates. Currently, Delchester Fund's assets are invested primarily in unrated bonds and bonds rated BB or lower by S&P or Ba or lower by Moody's.


         High-Yield Opportunities Fund

         The types of securities in which High-Yield Opportunities Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Management will seek to achieve High-Yield Opportunities Fund's objective by investing at least 65% of the Fund's assets at time of purchase in corporate bonds rated BB or lower by S&P or Ba or lower by Moody's or similarly rated by other rating agencies, and in unrated bonds judged to be of comparable quality by Delaware Management Company, Inc. (the "Manager"). Unrated bonds may be more speculative in nature than rated bonds.

         The Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or similarly rated by other rating agencies, and in unrated paper judged to be of comparable quality by the Manager.

         Corporate Bond Fund and Extended Duration Bond Fund

         The types of securities in which each Fund invests are subject to price fluctuations particularly due to changes in interest rates and economic conditions. Management will seek to achieve each Fund's objective by investing in investment grade corporate bonds. Each Fund may also invest in corporate bonds rated BB by S&P or Ba by Moody's or similarly rated by other rating agencies, and in unrated bonds judged to be of comparable quality by Delaware Management Company (the "Manager"). Unrated bonds may be more speculative in nature than rated bonds.

         Each Fund may also invest in securities of, or guaranteed by, the U.S. and foreign governments, their agencies or instrumentalities and commercial paper of companies having, at the time of purchase, an issue of outstanding debt securities rated as described above or commercial paper rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or similarly rated by other rating agencies, and in unrated paper judged to be of comparable quality by the Manager.

         Appendix A - Ratings in this Part B describes the ratings of S&P and Moody's.

High-Yield, High Risk Securities
         Investing in so-called "high-yield" or "high risk" securities entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade securities, and which should be considered by investors contemplating an investment in the Funds. Such securities are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the high-yield securities. The risks include the following:

         A. Youth and Volatility of the High-Yield Market--Although the market for high-yield securities has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield securities, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield securities, an increase in the number of high-yield bond defaults and corresponding volatility in a Fund's net asset value.

         B. Liquidity and Valuation--The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying such securities for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet a Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

C. Legislative and Regulatory Action and Proposals--There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues and could reduce the number of new high-yield securities being issued.

         Corporate Bond Fund and Extended Duration Bond Fund will not purchase securities rated below BB by S&P or Ba by Moody's. The Funds will not invest more than 20% of its assets in such securities.

Zero Coupon and Pay-In-Kind Bonds
         The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.

         Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

         Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receive no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

Foreign and Emerging Markets Securities
         Strategic Income Fund, High-Yield Opportunities Fund, Corporate Bond Fund and Extended Duration Bond Fund may invest in foreign and emerging markets securities. Investors should recognize that investing in foreign issuers, including issuers located in emerging market countries, involves certain considerations which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since Strategic Income Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Strategic Income Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There are a number of risks involved in investing in foreign securities. For example, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses on profits.


         With reference to the Fund's investment in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         The issuers of the foreign government and government-related debt securities in which the Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high-yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by Strategic Income Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in

Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

         Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Funds invest. Although these restrictions may in the future make it undesirable to invest in emerging countries, a Fund's manager or sub-adviser does not believe that any current registration restrictions would affect its decision to invest in such countries.


Foreign Currency Transactions
         The foreign investments made by Strategic Income Fund present currency considerations which pose special risks. The Sub-Adviser uses a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.

         Strategic Income Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Strategic Income Fund will account for forward contracts by marking to market each day at daily exchanges rates. When the Fund enters into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's assets denominated in such foreign currency, the Fund's custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contract. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of Strategic Income Fund's commitments with respect to such contract.

         Strategic Income Fund's use of forward foreign currency exchange contracts for hedging and other non-speculative purposes involves certain risks. For example, a lack of correlation between price changes of a forward contract and the assets being hedged could render Strategic Income Fund's hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the Sub-Adviser at a time when the Fund is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, Strategic Income Fund will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Further, forward contracts entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in forward contracts also involve risks arising from the lack of an organized exchange trading environment.

         Successful use by Strategic Income Fund of forward foreign currency exchange contracts for hedging and other non-speculative purposes is subject to the Sub-Adviser's ability to predict correctly the direction of movements in foreign currencies relative to the U.S. dollar. This requires different skills and techniques than predicting changes in the prices of individual securities.


Non-Traditional Equity Securities
         Strategic Income Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Strategic Income Fund, High-Yield Opportunities Fund, Corporate Bond Fund and Extended Duration Bond Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

When-Issued and Delayed Delivery Securities
         Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Borrowing From Banks
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

Duration
         Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

         Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure.

In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Restricted Securities
         The Funds may purchase privately-placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately-negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale. Each Fund will not purchase illiquid assets if more than 15% of its respective net assets (10% for Delchester Fund) would then consist of such illiquid securities.

Repurchase Agreements
         The Funds are permitted to invest in repurchase agreements, but they normally so only to invest cash balances. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 (the "1940 Act") to allow the such funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Securities and Exchange Commission (the "SEC" or the "Commission") permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate any loan after notice, at any time;
4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of Income Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.


Options, Futures and Options on Futures
         Strategic Income Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes. Strategic Income Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. Strategic Income Fund will not, however, invest more than 15% of the value of its net assets in illiquid securities.

         Purchasing Call Options--Strategic Income Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that Strategic Income Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         Strategic Income Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. Strategic Income Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although Strategic Income Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by Strategic Income Fund may expire without any value to the Fund.

         Purchasing Put Options--Strategic Income Fund may invest up to 2% of its total assets in the purchase of put options. Strategic Income Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by Strategic Income Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow Strategic Income Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, Strategic Income Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Strategic Income Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Futures and Options on Futures--Strategic Income Fund may enter into contract for the purchase or sale for future delivery of securities or foreign currencies. When the Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its custodian bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         The Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when Strategic Income Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the U.S. government securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, Strategic Income Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, Strategic Income Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of U.S. government securities which Strategic Income Fund intends to purchase.

         If a put or call option that Strategic Income Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between the value of its portfolio securities and changes in the value of its futures positions, Strategic Income Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. Strategic Income Fund will purchase a put option on futures contracts to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, Strategic Income Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if Strategic Income Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of U.S. government securities held in its portfolio and interest rates decrease instead, Strategic Income Fund will lose part or all of the benefit of the increased value of its U.S. government securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell U.S. government securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Strategic Income Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, Strategic Income Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         Although not fundamental policy, the Fund currently intends to limit its investments in futures contracts and options thereon to the extent that not more than 5% of the Funds assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets.


Concentration
         In applying a Fund's policy on concentration; (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION


         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.


         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                            n
                                     P(1 + T) = ERV

         Where:    P  =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =  average annual total return;

                   n  =  number of years;

                 ERV  =  redeemable value of the hypothetical
                         $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares


         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return.

         The average annual total return (and, as applicable, aggregate total return) for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return (and, as applicable, aggregate total return) for Class A Shares at net asset value
(NAV) does not reflect the payment of any front-end sales charge.

         The average annual total return (and, as applicable, aggregate total return) for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at July 31, 1999. The average annual total return (and, as applicable, aggregate total return) for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at July 31, 1999 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

Average Annual Total Return

------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
                                                     Institutional                        Class B        Class C
                     Class A (1)     Class A (1)             Class         Class B      excluding      including         Class C
                     at offer(2)          at NAV        (Inception  including CDSC           CDSC           CDSC  excluding CDSC
Delchester            (Inception      (Inception           6/1/92)      (Inception     (Inception     (Inception      (Inception
Fund                    8/20/70)        8/20/70)                           5/2/94)        5/2/94)      11/29/95)       11/29/95)
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
1 year ended               0.00%           0.00%             0.00%           0.00%          0.00%          0.00%           0.00%
7/31/99
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
3 years ended              0.00%           0.00%             0.00%           0.00%          0.00%          0.00%           0.00%
7/31//99
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
5 years ended              0.00%           0.00%             0.00%             N/A            N/A            N/A             N/A
7/31/99
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
10 years ended             0.00%           0.00%               N/A             N/A            N/A            N/A             N/A
7/31/99
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
15 years ended             0.00%           0.00%               N/A             N/A            N/A            N/A             N/A
7/31//99
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
Life of Fund               0.00%           0.00%             0.00%           0.00%          0.00%          0.00%           0.00%
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------

------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
                                                     Institutional                        Class B        Class C
                         Class A         Class A             Class         Class B      excluding      including         Class C
                        at offer          at NAV        (Inception  including CDSC           CDSC           CDSC  excluding CDSC
Strategic Income      (Inception      (Inception          10/1/96)      (Inception     (Inception     (Inception      (Inception
Fund(2)                 10/1/96)        10/1/96)                          10/1/96)       10/1/96)        0/1/96)        10/1/96)
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
1 year ended               0.00%           0.00%             0.00%           0.00%          0.00%          0.00%           0.00%
7/31/99
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
Life of Fund               0.00%           0.00%             0.00%           0.00%          0.00%          0.00%           0.00%
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------

------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
                                                     Institutional                        Class B        Class C
                         Class A         Class A             Class         Class B      excluding      including         Class C
High-Yield              at offer          at NAV        (Inception  including CDSC           CDSC           CDSC  excluding CDSC
Opportunities         (Inception      (Inception         12/30/96)      (Inception     (Inception     (Inception      (Inception
Fund(2)                12/30/96)       12/30/96)                          2/17/98)       2/17/98)       2/17/98)        2/17/98)
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
1 year ended               0.00%           0.00%             0.00%           0.00%          0.00%          0.00%           0.00%
7/31/99
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------
Life of Fund               0.00%           0.00%             0.00%           0.00%          0.00%          0.00%           0.00%
------------------ -------------- --------------- ----------------- --------------- -------------- -------------- ---------------

Aggregate Total Return


------------------ -------------- --------------- ----------------- ------------------ --------------- -------------- --------------
                                                                              Class B         Class B        Class C        Class C
                         Class A         Class A     Institutional     including CDSC       excluding      including      excluding
                        at offer          at NAV             Class         (Inception            CDSC           CDSC           CDSC
                      (Inception      (Inception        (Inception           9/15/98)      (Inception     (Inception     (Inception
Corporate Bond          9/15/98)        9/15/98)          9/15/98)                           9/15/98)       9/15/98)       9/15/98)
Fund(2)
------------------ -------------- --------------- ----------------- ------------------ --------------- -------------- --------------
Life of Fund               0.00%           0.00%             0.00%              0.00%           0.00%          0.00%          0.00%
------------------ -------------- --------------- ----------------- ------------------ --------------- -------------- --------------

Aggregate Total Return

------------------ -------------- --------------- ----------------- ------------------ --------------- -------------- --------------
                                                                              Class B         Class B        Class C        Class C
                         Class A         Class A     Institutional     including CDSC       excluding      including      excluding
                        at offer          at NAV             Class         (Inception            CDSC           CDSC           CDSC
                      (Inception      (Inception        (Inception           9/15/98)      (Inception     (Inception     (Inception
Extended                9/15/98)        9/15/98)          9/15/98)                           9/15/98)       9/15/98)       9/15/98)
Duration Bond
Fund(2)
------------------ -------------- --------------- ----------------- ------------------ --------------- -------------- --------------
Life of Fund               0.00%           0.00%             0.00%              0.00%           0.00%          0.00%          0.00%
------------------ -------------- --------------- ----------------- ------------------ --------------- -------------- --------------

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.
(2) Total return reflects voluntary expense limitations in effect for the Fund. Returns would be lower without the caps. See Investment Management Agreement.


         Each Fund may also quote its current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:


                                                 a--b 6
                                   YIELD = 2[(-------- + 1) -- 1]
                                                cd

         Where:   a = dividends and interest earned during the period;

                  b = expenses accrued for the period (net of reimbursements);

                  c = the average daily number of shares outstanding
                      during the period that were entitled to receive dividends;

                  d = the maximum offering price per share on the last day
                      of the period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields of Class A Shares, Class B Shares and Class C Shares of each Fund as of July 31, 1999 using this formula were as follows:

--------------------------- ------------------------ ------------------------- ------------------------ -------------------------
                            Class A Shares           Class B Shares            Class C Shares           Institutional Class
                                                                                                        Shares
--------------------------- ------------------------ ------------------------- ------------------------ -------------------------

Delchester Fund             0.00%                    0.00%                     0.00%                    0.00%
--------------------------- ------------------------ ------------------------- ------------------------ -------------------------

Strategic Income Fund       0.00%                    0.00%                     0.00%                    0.00%
--------------------------- ------------------------ ------------------------- ------------------------ -------------------------

High-Yield Opportunities    0.00%                    0.00%                     0.00%                    0.00%
Fund
--------------------------- ------------------------ ------------------------- ------------------------ -------------------------
Corporate Bond Fund
                            0.00%                    0.00%                     0.00%                    0.00%
--------------------------- ------------------------ ------------------------- ------------------------ -------------------------
Extended Duration Bond
Fund                        0.00%                    0.00%                     0.00%                    0.00%
--------------------------- ------------------------ ------------------------- ------------------------ -------------------------

         Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields for Strategic Income Fund, High-Yield Opportunities Fund, Corporate Bond Fund and Extended Duration Bond Fund reflect the expense limitations in effect for the Fund. Actual yield may be affected by variations in sales charges on investments.

         Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Fund in the future.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

         From time to time, each Fund may also quote its Classes' actual total return and/or yield performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.


         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. Each Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         A Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills.

         From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of that Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of that Fund in newspapers and periodicals. Materials may also include discussions of other Fund products and services.

         Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of the Funds through July 31, 1999. Comparative information on the Consumer Price Index is also included. For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares as shown below, reflects maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact on any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.

Cumulative Total Return

------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
                                                                       Class B        Class B         Class C          Class C
                    Class A (1)      Class A (1)    Institutional      including      excluding       including        excluding
                    at offer(2)      at NAV         Class              CDSC           CDSC            CDSC             CDSC
                    (Inception       (Inception     (Inception         (Inception     (Inception      (Inception       (Inception
Delchester Fund     8/20/70)         8/20/70)       6/1/92)            5/2/94)        5/2/94)         11/29/95)        11/29/95)
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
3 months ended
7/31/99                     0.00%            0.00%            0.00%            0.00%          0.00%            0.00%          0.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
6 months ended
7/31/99                     0.00%            0.00%            0.00%            0.00%          0.00%            0.00%          0.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
9 months ended
7/31/99                     0.00%            0.00%            0.00%            0.00%          0.00%            0.00%          0.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
1 year ended
7/31/99                     0.00%            0.00%            0.00%            0.00%          0.00%            0.00%          0.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
3 years ended
7/31/99                     0.00%            0.00%            0.00%            0.00%          0.00%            0.00%          0.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
5 years ended
7/31/99                     0.00%            0.00%            0.00%            0.00%          0.00%            0.00%          0.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
10 years ended
7/31/99                    00.00%           00.00%           00.00%           00.00%         00.00%           00.00%         00.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
15 years ended
7/31/99                    00.00%           00.00%           00.00%           00.00%         00.00%           00.00%         00.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------
Life of Fund              000.00%          000.00%          000.00%          000.00%        000.00%          000.00%        000.00%
------------------ --------------- ---------------- ---------------- ---------------- -------------- ---------------- --------------

Cumulative Total Return

--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
                                                                        Class B        Class B         Class C        Class C
                       Class A        Class A         Institutional     including      excluding       including      excluding
                       at offer       at NAV          Class             CDSC           CDSC            CDSC           CDSC
Strategic Income       (Inception     (Inception      (Inception        (Inception     (Inception      (Inception     (Inception
Fund(2)                10/1/96)       10/1/96)        10/1/96)          10/1/96)       10/1/96)        10/1/96)       10/1/96)
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
3 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
6 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
9 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
1 year ended 7/31/99
                             0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
Life of Fund                 0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------

--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
                                                                       Class B          Class B         Class C        Class C
                        Class A       Class A        Institutional     including        excluding       including      excluding
High-Yield              at offer      at NAV         Class             CDSC             CDSC            CDSC           CDSC
Opportunities           (Inception    (Inception     (Inception        (Inception       (Inception      (Inception     (Inception
Fund(2)                 12/30/96)     12/30/96)      12/30/96)         2/17/98)         2/17/98)        2/17/98)       3/17/98)
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
3 months ended                                                                                  0.00%          0.00%          0.00%
7/31/99                      0.00%           0.00%             0.00%            0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
6 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
9 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
1 year ended 7/31/99
                             0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
Life of Fund                 0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------

Cumulative Total Return

--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
                                                                         Class B        Class B         Class C        Class C
                        Class A       Class A          Institutional     including      excluding       including      excluding
                        at offer      at NAV           Class             CDSC           CDSC            CDSC           CDSC
Corporate Bond          (Inception    (Inception       (Inception        (Inception     (Inception      (Inception     (Inception
Fund(2)                 9/15/98)      9/15/98)         9/15/98)          9/15/98)        9/15/98)        9/15/98)      9/15/98)
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
3 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
6 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
9 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
Life of Fund                 0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------

--------------------- ----------- --------------- ----------------- ---------------- --------------- -------------- --------------
                                                                        Class B        Class B         Class C       Class C
                        Class A       Class A          Institutional    including      excluding       including     excluding
                        at offer      at NAV           Class            CDSC           CDSC            CDSC          CDSC
Extended Duration       (Inception    (Inception       (Inception       (Inception     (Inception      (Inception    (Inception
Bond Fund(2)            9/15/98)      9/15/98)         9/15/98)         9/15/98)        9/15/98)        9/15/98)     9/15/98)
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
3 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
6 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
9 months ended
7/31/99                      0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------
Life of Fund                 0.00%           0.00%             0.00%            0.00%           0.00%          0.00%          0.00%
--------------------- ------------- --------------- ----------------- ---------------- --------------- -------------- --------------

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.
(2) Total return reflects expense limitations in effect for the Fund. Returns would be lower without the caps. See Investment Management Agreement.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds available from Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by such persons.


Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.


         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.


                                                             Number of Shares
                              Investment       Price Per            Purchased
                                Amount             Share
               Month 1           $100             $10.00                   10
               Month 2           $100             $12.50                    8
               Month 3           $100              $5.00                   12
               Month 4           $100             $10.00                   10
                                 ----             ------                   --

                                 $400             $37.50                   48


Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund available from Delaware Investments.


THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE


         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, a Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective. Portfolio transactions will be undertaken only to accomplish a Fund's objectives and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold: (1) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield; (2) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio; (3) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate; or
(4) when the Manager anticipates a decline in value due to market risk or credit risk. A Fund anticipates the portfolio turnover rate will ordinarily be less than 100%.

         During the past two fiscal years, each Fund's portfolio turnover rates were as follows:

                                                                 July 31

                                                        1998               1999
         Delchester Fund                                117%               000%
         Strategic Income Fund                          000%               000%
         High-Yield Opportunities Fund                  317%               000%
         Corporate Bond Fund (1)                        N/A               000%*
         Extended Duration Bond Fund (1)                N/A               000%*

(1)      Date of initial public offering was September 15, 1999.

*Annualized.

         Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES


         The Distributor serves as the national distributor for each Fund's classes of shares, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Income Funds or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Income Funds will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

          Selling dealers are responsible for transmitting orders promptly. Income Funds reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in such Fund's best interests. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

          Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

          Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. Income Funds and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.


         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.


         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued in the case of Class A Shares or Institutional Class shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Income Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements-Class A, B and C Shares
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.25% in the case of Strategic Income Fund, pursuant to Board action) of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently no more than 0.25% in the case of Strategic Income Fund) of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day (or next business day) of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Funds' Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Income Funds has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.


         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.


         The maximum aggregate fee payable by a Fund under its Plans, and the Funds' Distribution Agreements, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Income Funds' Board of Trustees may reduce these amounts at any time. The Distributor has agreed to waive the distribution fees with respect to Delchester Fund and High-Yield Opportunities Fund to the extent such fee for any day exceeds the net investment income realized by such Funds' respective Class A, Class B and Class C Shares for such day.

         Although the maximum fee payable under the 12b-1 Plan relating to Delchester Fund A Class is 0.30% of average daily net assets of such class, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plan relating to Delchester Fund A Class, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Delchester Fund A Class that were originally purchased prior to June 1, 1992 in Delchester I class (which was converted into what is now referred to as Class A Shares on June 1, 1992 pursuant to a Plan of Recapitalization approved by shareholders of Delchester I class), and (ii) the amount obtained by multiplying 0.30% by the average daily net assets represented by all other Delchester Fund A Class shares. While this is the method to be used to calculate the 12b-1 fees to be paid by Delchester Fund A Class under its Plan, the fee is a Class A Shares' expense so that all shareholders of Delchester Fund A Class, regardless of whether they originally purchased or received shares in Delchester I class, or in one of the other classes that is now known as Class A Shares, will bear 12b-1 expenses at the same rate. In addition, pursuant to Board action, the maximum aggregate fee payable by Class A Shares of Strategic Income Fund is 0.25%. While this describes the current basis for calculating the fees which will be payable under the Delchester Fund A Class' and Strategic Income Fund A Class' Plans, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements have all been approved by the Board of Trustees of Income Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Income Funds and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Income Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Income Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended July 31, 1999, payments from Class A Shares, Class B Shares and Class C Shares of each Fund were as follows:

----------------- ------------------------------------- -------------------------------------- -------------------------------------

                            Delchester Fund                     Strategic Income Fund             High-Yield Opportunities Fund
                  ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

                     Class A      Class B      Class C      Class A      Class B      Class C      Class A      Class B     Class C
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Advertising
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Annual/Semi
Annual Reports
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Broker Trails
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Broker Sales
Charges
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Dealer Service
Expenses
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Interest on
Broker Sales
Charges
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Commissions to
Wholesalers
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Promotional-
Broker Meetings
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Promotional-Other
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Prospectus
Printing
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
Telephone
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Other
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

Total
----------------- ----------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------

----------------- ------------------------------------- --------------------------------------

                          Corporate Bond Fund                Extended Duration Bond Fund
                  ----------- ------------ ------------ ------------ ------------ ------------

                     Class A      Class B      Class C      Class A      Class B      Class C
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Advertising
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Annual/Semi
Annual Reports
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Broker Trails
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Broker Sales
Charges
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Dealer Service
Expenses
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Interest on
Broker Sales
Charges
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Commissions to
Wholesalers
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Promotional-
Broker Meetings
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Promotional-Other
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Prospectus
Printing
----------------- ----------- ------------ ------------ ------------ ------------ ------------
Telephone
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Other
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Total
----------------- ----------- ------------ ------------ ------------ ------------ ------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
        Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

        Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, trustees and employees (and members of their families) of the Dougherty Financial Group LLC.

        Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares of each Fund at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

        Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Income Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
        Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

        With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

        Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

        A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares, above.

        The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention


         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Income Funds, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other funds in the Delaware Investments family which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held in any stable value product available through Delaware Investments may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).


Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other funds in the Delaware Investments funds which offer such classes (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $60,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $40,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts of Delaware Investments if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.


        The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

The Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         The Institutional Class of each of Corporate Bond Fund and Extended Duration Bond Fund is also available for purchase by clients of brokers or dealers affiliated with a broker or dealer, if such broker or dealer has entered into an agreement with the Distributor providing specifically for the purchase of shares of the Classes in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in shares of the Classes through a broker or agent that offers these special products.


         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS


Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.


         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.


        Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer

         Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                               *     *     *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.


Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Income Funds for proper instructions.

MoneyLine (SM) On Demand
        You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.


Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.


Asset Planner
         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in funds in the Delaware Investments family. With the help of a financial adviser, you may also design a customized asset allocation strategy.


         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing

Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Exchanges in the Prospectus. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.


         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.


         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.


         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.


         Among the retirement plans that Delaware Investments offers, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange for a list of the instances in which the CDSC is waived.


         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.


         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class Shares. See Institutional Classes, above. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.


         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.


Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.


         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.


         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:


         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. The $2,000 annual limit is reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).


         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.


         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.


         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.


Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.


SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.


SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is not required.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, will be included in the Fund's financial statements which are incorporated by reference into this Part B.


         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars at the mean between the bid and offer quotations of such securities based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Income Funds' 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that may be allocable to each Class of a Fund, the dividends paid to each Class of the Fund may vary. The net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND EXCHANGE
        You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

        Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

        Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

        In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

        Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

        Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements and Sub-Advisory Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

        Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

        If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

        In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

        Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Income Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

        The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

        Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed during the first two years following purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; (v) and 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

        Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
        You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

        Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
        You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above and in the Prospectuses.

Telephone Redemption and Exchange
        To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

        The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

        Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
        The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
        Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
        The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above and in the Prospectuses. Telephone exchanges may be subject to limitations as to amounts or frequency.

        The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
        You or your investment dealer may request redemptions of your Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
        With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
        Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Equity Income Fund, (2) Growth and Income Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

        Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

        Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
        Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

        Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

        The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

        Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

        An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

        Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

        The Systematic Withdrawal Plan is not available to the Institutional Classes. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
        Purchased at Net Asset Value For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission as described in the Prospectus.

        The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

        Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

        In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
        The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.

        The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

        In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.


DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Each Fund declares a dividend to shareholders of each Class of the respective Fund's shares from net investment income on a daily basis. Dividends are declared each day the respective Fund is open and paid monthly. Net investment income earned on days when the respective Fund is not open will be declared as a dividend on the next business day. Purchases of shares of the respective Fund by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the respective Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the respective Fund. Income Funds reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends and any realized securities profits distributions are automatically reinvested in additional shares of the same Class of the respective Fund at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Any distributions from net realized securities profits will be made twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code. Such distributions will be reinvested in shares, unless the shareholders of the Fund Classes elect to receive them in cash. The Funds will mail a quarterly statement showing the dividends paid and all the transactions made during the period.

TAXES

         It is each Fund's policy to pay out substantially all net investment income and net realized gains to relieve each Fund of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. The Funds intend to meet the requirements each year. The Funds also intend to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.


         The Funds have no fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, the Funds intend to offset realized securities profits to the extent of the capital losses carried forward. Delchester Fund had an accumulated capital loss carryforward of approximately $000,000,000 at July 31, 1999 which for federal income tax purposes may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 1999--$53,787,833, 2002--$3,628,131 and
2003--$87,593,579.

         Distributions of net investment income and short-term realized securities profits are taxable as ordinary income to shareholders. Since the major portion of Delchester Fund's and High-Yield Opportunities Fund's investment income is derived from interest rather than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations. It is expected that either none or a nominal portion of Strategic Income Fund's dividends will be eligible for the dividends-received deduction. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, for federal income tax purposes, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Long-term capital gains distributions are not eligible for the dividends-received exclusion. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. Shares of the Funds are exempt from Pennsylvania county personal property taxes.

         Net long-term gain from the sale of securities when realized and distributed (actually or constructively) is taxable as capital gain. If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. Delchester Fund's portfolio securities had an unrealized net appreciation for tax purposes of $00,000,000 as of July 31, 1999.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report any capital gain distributions to you according to the following categories of holding periods:

        "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

        "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by a Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

        "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five year holding period.

INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENT

          The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the Board of Trustees of Income Funds.

         The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On July 31, 1999, the Manager and its affiliates within Delaware Investments, including the Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         The Investment Management Agreement for the Funds is dated September 29, 1999 and was approved by Shareholders March 17, 1999. The Agreement provides for an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Income Funds or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The management fee rate schedule for each Fund is as follows:

             ------------------------------- -----------------------------------
                            Fund Name               Management Fee Schedule
                                                      (as a percentage of
                                                   average daily net assets)
                                                          Annual Rate
             ------------------------------- -----------------------------------
             Corporate Bond Fund             0.50% on first $500 million
                                             0.475% on next $500 million
                                             0.45% on next $1,500 million
                                             0.425% on assets in excess of
                                             $2,500 million
             ------------------------------- -----------------------------------
             Delchester Fund                 0.65% on first $500 million
                                             0.60% on next $500 million
                                             0.55% on next $1,500 million
                                             0.50% on assets in excess of
                                             $2,500 million
             ------------------------------- -----------------------------------
             Extended Duration Bond Fund     0.55% on first $500 million
                                             0.50% on next $500 million
                                             0.45% on next $1,500 million
                                             0.425% on assets in excess of
                                             $2,500 million
             ------------------------------- -----------------------------------
             High-Yield Opportunities Fund   0.65% on first $500 million
                                             0.60% on next $500 million
                                             0.55% on next $1,500 million
                                             0.50% on assets in excess of
                                             $2,500 million
             ------------------------------- -----------------------------------
             Strategic Income Fund           0.65% on first $500 million
                                             0.60% on next $500 million
                                             0.55% on next $1,500 million
                                             0.50% on assets in excess of
                                             $2,500 million
             ------------------------------- -----------------------------------

             Subject to the overall supervision of the Manager, the Sub-Adviser manages the international sector of Strategic Income Fund's portfolio and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services with respect to foreign securities. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-third of the investment management fees paid to the Manager under the terms of the Investment Management Agreement. For the fiscal year ended July 31, 1999, [no fees were paid] to Delaware International as a result of the waiver of fees by the Manager.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through June 30, 2000. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by High-Yield Opportunities Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 1.00% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) from April 12, 1999 through September 30, 1999. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Corporate Bond Fund and Extended Duration Bond Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through September 30, 1999.

         On July 31, 1999, the total net assets of Income Funds were $000,000,000, broken down as follows:

            Delchester Fund                                  $000,000,000
            Strategic Income Fund                            $0,000,000
            High-Yield Opportunities Fund                    $0,000,000
            Corporate Bond Fund                              $0,000,000
            Extended Duration Bond Fund                      $0,000,000

         On July 31, 1999, the total net assets for each Fund and investment management fees paid for each Fund for the past three fiscal years were as follows:


Fund                           July 31, 1999                July 31, 1998               July 31, 1997
----                           -------------                -------------               -------------
Delchester Fund                $0,000,000 paid              $8,245,496 paid             $7,362,089 paid

Strategic Income Fund(1)       $00,000 earned               $212,472 earned             $73,164 earned
                               $0,000 paid                  $-0- paid                   $-0- paid
                               $00,000 waived               $212,472 waived             $73,164 waived

High-Yield Opportunities       $0,000 earned                $70,555 earned              $30,869 earned
Fund(2)                        $0,000 paid                  $28,057 paid                $6,031 paid
                               $0,000 waived                $42,498 waived              $24,838 waived

Corporate Bond Fund(3)         $0,000 earned                N/A                         N/A
                               $0,000 paid                  N/A                         N/A
                               $0,000 waived                N/A                         N/A

Extended Duration Bond         $0,000 earned                N/A                         N/A
Fund(3)                        $0,000 paid                  N/A                         N/A
                               $0,000 waived                N/A                         N/A

(1)      Commenced operations on October 1, 1996.
(2)      Commenced operations on December 30, 1996.
(3)      Commenced operations on September 15, 1998.

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Funds. The Manager pays the salaries of all trustees, officers and employees of each Fund who are affiliated with the Manager. Each Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for the Funds under a Distribution Agreement dated September 29, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an agreement dated September 29, 1999. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of Income Funds are managed under the direction of its Board of Trustees.

         Certain officers and trustees of Income Funds hold identical positions in each of the other funds available from the Delaware Investments family. As of August 31, 1999, the Trust's officers and trustees, as a group, owned less than 1% of each of the Institutional Class, Class A Shares, B Shares and C Shares of Delchester Fund, Strategic Opportunities Fund, High-Yield Opportunities Fund, Corporate Bond Fund and Extended Duration Bond Fund.

         As of August 31, 1999, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares of each Fund. Management does not have knowledge of beneficial owners.


Class                            Name and Address of Account                           Share Amount      Percentage
-----                            ---------------------------                           ------------      ----------
Delchester
Fund Class A Shares

Delchester                       Merrill Lynch, Pierce, Fenner & Smith
Fund Class B Shares              For the Sole Benefit of its Customers
                                 Attn:  Fund Administration
                                 4800 Dear Lake Drive East, 2nd Floor
                                 Jacksonville, FL 32246

Delchester                       Merrill Lynch, Pierce, Fenner & Smith
Fund Class C Shares              For the Sole Benefit of its Customers
                                 SEC #97HO2
                                 Attn:  Fund Administration
                                 4800 Dear Lake Drive East, 2nd Floor
                                 Jacksonville, FL 32246

Delchester Fund                  Nationwide Life Insurance Co.
Institutional Class              National QPVA
                                 c/o IPO Portfolio Accounting
                                 P.O. Box 182029
                                 Columbus, OH

                                 Bear Stearns
                                 For the Exclusive Benefit of
                                 Raymond G. Perelman
                                 Charitable Remainder Unitrust
                                 One Metrotech Center North
                                 Brooklyn, NY 11201


Class                            Name and Address of Account                       Share Amount      Percentage
-------------------------------- ------------------------------------------------- ----------------- ---------------
Strategic Income
Fund Class A Shares

Strategic Income                 Merrill Lynch, Pierce, Fenner & Smith
Fund Class B Shares              For the Sole Benefit of its Customers
                                 SEC #97LM7
                                 Attn:  Fund Administration
                                 4800 Dear Lake Drive East, 2nd Floor
                                 Jacksonville, FL 32246

Strategic Income                 Merrill Lynch Pierce Fenner & Smith
Fund Class C Shares              For the sole benefit of its customers
                                 SEC #97LM8
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive, 2nd Floor
                                 Jacksonville, FL 32246

Strategic Income Fund            Jacksonville, FL 32246
Institutional Class Shares       Chicago Trust Company
                                 FBO Lincoln National Corporation
                                 Employees Retirement Trust
                                 1000 N. Water Street TR 14
                                 Milwaukee, WI 53202

                                 RS DMC Employee Profit Sharing Plan
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 c/o Rick Seidel
                                 1818 Market Street
                                 Philadelphia, PA 19103
-------------------------------- ------------------------------------------------- ----------------- ---------------


Class                            Name and Address of Account                       Share Amount      Percentage
-------------------------------- ------------------------------------------------- ----------------- ---------------
High-Yield Opportunities Fund    Wayne A. Stork
Class A Shares                   5727 Twin Silo Road
                                 Doylestown, PA 18901

                                 Merrill Lynch Pierce Fenner & Smith
                                 For the sole benefit of its customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive, 2nd Floor
                                 Jacksonville, FL 32246

                                 Millerbernd Manufacturing Co.
                                 Retirement Account
                                 P.O. Box 98
                                 Winsted, MN 55395

                                 Jack R. Gasaway and
                                 Charlotte J. Gasaway JR WROS
                                 454 S. Beechgrove Road
                                 Wilmington, OH 45177
-------------------------------- ------------------------------------------------- ----------------- ---------------


Class                            Name and Address of Account                       Share Amount      Percentage
--------------------------------------------------------------------------------------------------------------------
High-Yield Opportunities Fund    Merrill Lynch Pierce Fenner & Smith
Class B Shares                   For the sole benefit of its customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive, 2nd Floor
                                 Jacksonville, FL 32246

                                 DMTC C/F The Rollover
                                 IRA of Donald H. Cook
                                 P.O. Box 182
                                 Birchrunville, PA 19421

High-Yield Opportunities         Merrill Lynch Pierce Fenner & Smith
Fund Class C Shares              For the sole benefit of its customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive, 2nd Floor
                                 Jacksonville, FL 32246

                                 Painewebber for the Benefit of
                                 Painewebber CDN FBO
                                 Eugene B. Buerke
                                 P.O. Box 3321
                                 Weehawken, NJ 07087

                                 DMTC C/F the Rollover
                                 IRA of Audrey K. Steiner
                                 4639 Gilbert Grade
                                 Orfino, ID 83544

                                 Dain Rauscher Incorporated FBO
                                 St. Peter's Episcopal Church
                                 Maintenance Fund
                                 320 St. Peter Street
                                 Kerrville, TX 78028

High-Yield Opportunities         Chicago Trust Company
Fund Institutional Class         FBO Lincoln National Corp.
                                 Employee Retirement Plan
                                 c/o Marshall & Ilsley Trust Company
                                 P.O. Box 2977
                                 Milwaukee, WI 53201

--------------------------------------------------------------------------------------------------------------------

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of the Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

------------------------------------------- -------------------------------------------------------------------------------
Trustee/Officer                             Business Experience
------------------------------------------- -------------------------------------------------------------------------------
*Wayne A. Stork (62)                        Chairman, Trustee and/or Director of Income Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Chairman and Director of Delaware Management Holdings, Inc.

                                            Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital
                                            Management, Inc.; Chairman, President and Chief Executive Officer and
                                            Director/Trustee of DMH Corp., Delaware Distributors, Inc. and
                                            Founders Holdings, Inc.; Chairman, President, Chief Executive Officer,
                                            Chief Investment Officer and Director/Trustee of Delaware
                                            Management Company, Inc. and Delaware Management Business Trust;
                                            Chairman, President, Chief Executive Officer and Chief Investment Officer
                                            of Delaware Management Company (a series of Delaware Management
                                            Business Trust); Chairman, Chief Executive Officer and Chief Investment Officer
                                            of Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust); Chairman and Chief Executive Officer of
                                            Delaware International Advisers Ltd.; Chairman, Chief Executive Officer
                                            and Director of Delaware International Holdings Ltd.; Chief Executive Officer
                                            of Delaware Management Holdings, Inc.; President and Chief
                                            Executive Officer of Delvoy, Inc.; Chairman of Delaware Distributors,
                                            L.P.; Director of Delaware Service Company, Inc. and Retirement
                                            Financial Services, Inc.

                                            In addition, during the five years prior to January 1, 1999, Mr.
                                            Stork has served in various executive capacities at different times within the Delaware organization.
--------------------------------------------------------------------------------------------------------------------------------

----------------------
* Trustee affiliated with Income Funds' investment manager and considered an "interested person" as defined in the 1940 Act.
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Richard G. Unruh, Jr. (59)                  Executive Vice President and Chief Investment Officer, Equities of Income
                                            Funds, each of the other 32 investment companies in the Delaware Investments family Delaware Management Holdings, Inc., Delaware Management Company (a
                                            series of Delaware Management Business Trust) and Delaware Capital
                                            Management, Inc.

                                            Chief Executive Officer/Chief Investment Officer/DIA Equity of Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President and Director/Trustee of Delaware Management Company,
                                            Inc. and Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
*David K. Downes (59)                       President, Chief Executive Officer, Chief Operating Officer, Chief Financial
                                            Officer and Trustee and/or Director of Income Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware
                                            Service Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            of Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Delaware Distributors, L.P.

                                            Executive Vice President, Chief Financial Officer, Chief Administrative
                                            Officer and Trustee of Delaware Management Business Trust

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                            Inc. and Delvoy, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

------------------------------------------- -----------------------------------------------------------------------------------
* Trustee affiliated with the Income Funds' investment manager and considered an "interested person" as defined in the 1940 Act.



------------------------------------------- -------------------------------------------------------------------------------
Richard J. Flannery (41)                    Executive Vice President/General Counsel of Income Funds and each of the other 32 investment companies in the Delaware Investments family, Delaware
                                            Management Holdings, Inc., Delaware Distributors, L.P., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Investment
                                            Advisers (a series of Delaware Management Business Trust) and Founders CBO
                                            Corporation.

                                            Executive Vice President/General Counsel and Director of Delaware
                                            International Holdings Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH
                                            Corp., Delaware Management Company, Inc., Delaware Service
                                            Company, Inc., Delaware Capital Management, Inc., Retirement
                                            Financial Services, Inc., Delaware Distributors, Inc. and Delaware
                                            Management Business Trust.

                                            Executive Vice President and Trustee of Delaware Management Business Trust.

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.
------------------------------------------- -------------------------------------------------------------------------------
Walter P. Babich (71)                       Trustee and/or Director of Income Funds and each of the other 32 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
                                            1988 to 1991, he was a partner of I&L Investors.
------------------------------------------- -------------------------------------------------------------------------------
Anthony D. Knerr (60)                       Trustee and/or Director of Income Funds and each of the 32 other investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                            Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr. Knerr founded The Publishing Group, Inc. in 1988.
------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Ann R. Leven (58)                           Trustee and/or Director of Income Funds and each of the other 32 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY  10021

                                            Treasurer, National Gallery of Art

                                            From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                                            Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was
                                            Adjunct Professor of Columbia Business School.
------------------------------------------- -------------------------------------------------------------------------------
Thomas F. Madison (63)                      Trustee and/or Director of Income Funds and each of the other 32 investment companies in the Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings,
                                            Inc. since 1996.  From February to September 1994, Mr. Madison served as Vice
                                            Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company
                                            and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.
------------------------------------------- -------------------------------------------------------------------------------
Charles E. Peck (73)                        Trustee and/or Director of Income Funds and each of the other 32 investment companies in the Delaware Investments family

                                            P.O. Box 1102, Columbia, MD  21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
                                            The Ryland Group, Inc., Columbia, MD.
------------------------------------------- -------------------------------------------------------------------------------
Jan L. Yeomans (50)                         Trustee and/or Director of Income Funds and 32 other investment companies in the Delaware Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and
                                            Financial Markets for the 3M Corporation; Manager of Benefit Fund
                                            Investments for the 3M Corporation, 1985-1987; Manager of Pension
                                            Funds for the 3M Corporation, 1983-1985; Consultant--Investment
                                            Technology Group of Chase Econometrics, 1982-1983; Consultant for
                                            Data Resources, 1980-1982; Programmer for the Federal Reserve Bank
                                            of Chicago, 1970-1974.
------------------------------------------- -------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Joseph H. Hastings (49)                     Senior Vice President/Corporate Controller of Income Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware
                                            Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                            Delaware Management Company (a series of Delaware Management Business Trust),
                                            Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                            Company, Inc., Delaware Capital Management, Inc., Delaware International
                                            Holdings Ltd., Delvoy, Inc., Retirement Financial Services, Inc., Founders
                                            Holdings, Inc. and Delaware Management Business Trust

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                            Management Trust Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
------------------------------------------- -------------------------------------------------------------------------------
Michael P. Bishof (36)                      Senior Vice President and Treasurer of Income Funds and each of the other 32 investment companies in the Delaware Investments family.

                                            Senior Vice President/Investment Accounting of Delaware Service Company,
                                            Inc. and Delaware Capital Management, Inc.

                                            Senior Vice President and Treasurer/ Investment Accounting of Delaware
                                            Distributors, L.P. , Delaware Management Company (a series of Delaware
                                            Management Business Trust),  Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust) Delaware International Holdings, Inc. and
                                            Founders Holdings, Inc.

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                                            President for Bankers Trust, New York, NY from 1994 to 1995, a Vice
                                            President for CS First Boston Investment Management, New York, NY from
                                            1993 to 1994 and an Assistant Vice President for Equitable Capital
                                            Management Corporation, New York, NY from 1987 to 1993.
------------------------------------------- -------------------------------------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Income Funds and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended July 31, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of July 31, 1999. Only the independent trustees of Income Funds receive compensation from Income Funds.


------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
                                                     Pension Retirement
                                    Aggregate        Benefits Accrued as      Estimated Annual        Total Compensation from
                                Compensation from       Part of Trust          Benefits Upon           Delaware Investments
                                    the Trust             Expenses             Retirement(1)          Investment Companies(2)
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
Walter B. Babich                      $0,000               None                     $38,500                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
John H. Durham                        $0,000               None                     $31,180                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
Anthony D. Knerr                      $0,000               None                     $38,500                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
Ann R. Leven                          $0,000               None                     $38,500                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
W. Thacher Longstreth(3)              $0,000               None                     $38,500                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
Thomas F. Madison                     $0,000               None                     $38,500                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
Charles E. Peck                       $0,000               None                     $38,500                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------
Jan L. Yeomans(4)                     $0,000               None                     $38,500                        $00,000
------------------------------- ------------------- ---------------------- ----------------------- ------------------------------


  (1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of July 31, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

  (2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,000 for serving as a director or trustee for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $32,180 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann
         R. Leven, Anthony D. Knerr, Thomas F. Madison and Charles E. Peck serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

  (3) W. Thacher Longstreth retired from the Board of Trustees of Income Funds on March 17, 1999. The compensation shown in the table is the amount Mr. Longstreth received from May 1, 1998 through March 17, 1999.

  (4) Jan L. Yeomans joined the Board of Trustees of Income Funds on March 17, 1999. The compensation shown is the amount Ms. Yeomans received from March 17, 1999 through April 30, 1999.

GENERAL INFORMATION


         The Trust is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Income Funds was originally organized as a Delaware corporation in 1970. It was subsequently reorganized as a Maryland corporation, Delaware Group Income Funds, Inc. on March 4, 1983 and as a Delaware business trust on _______________________.


         The Manager is the investment manager of Income Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager and its affiliate Delaware International Advisers Ltd., manage the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. The Manager or Delaware International Advisers also manage many of the investment options for the Delaware-Lincoln Choice Plus Variable Annuity. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by ten leading money managers. See Delaware Group Premium Fund, in Appendix B.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Funds and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:


                                          Delchester Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
------------------------------ ---------------------------- --------------------------- ----------------------------
           7/31/99                      $000,000                     $000,000                    $000,000
           7/31/98                     $3,072,617                   $2,540,252                   $532,365
           7/31/97                     $2,938,512                   $2,431,253                   $507,259




                                       Strategic Income Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
------------------------------ ---------------------------- --------------------------- ----------------------------
           7/31/99                      $000,000                     $000,000                     $00,000
           7/31/98                      $288,045                     $257,495                     $30,551
           7/31/97*                     $281,015                     $266,705                     $14,310

*Date of initial public offering of Strategic Income Fund Class A Shares was October 1, 1996.


                                   High-Yield Opportunities Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
------------------------------ ---------------------------- --------------------------- ----------------------------
           7/31/99                       $0,000                       $0,000                       $000
           7/31/98                       $43,825                     $40,025                      $3,799
           7/31/97*                        -0-                         -0-                          -0-

*Date of initial public offering of High-Yield Opportunities Fund Class A Shares was December 30, 1996.

                                        Corporate Bond Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
------------------------------ ---------------------------- --------------------------- ----------------------------
          7/31/99 *                      $0,000                       $0,000                       $000

  *Date of initial public offering of Corporate Bond Fund Class A Shares was September 15, 1998.


                                    Extended Duration Bond Fund Class A Shares

                                      Total Amount                   Amounts                        Net
                                     of Underwriting                Reallowed                   Commission
      Fiscal Year Ended                Commissions                  to Dealers                  to DDLP/DDI
------------------------------ ---------------------------- --------------------------- ----------------------------
          7/31/99*                       $0,000                       $0,000                       $000

*Date of initial public offering of Extended Duration Bond Fund Class A Shares was September 15, 1998.

         The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                                                Strategic Income          High-Yield         Corporate Bond        Extended
Fiscal Year          Delchester                       Fund            Opportunities Fund      Fund Class A       Duration Bond
Ended                Class A Shares              Class A Shares         Class A Shares           Shares          Fund Class A
                                                                                                                    Shares
      7/31/99*          $-0-                          $-0-                   $-0-                 $-0-               $-0-
      7/31/98          $2,671                         $-0-                   $-0-                  N/A                N/A
      7/31/97**         $563                          $-0-                   $-0-                  N/A                N/A


*Date of initial public offering of Corporate Bond Fund and Extended Duration Bond Fund Class A Shares was September 15, 1998.

**Date of initial public offering of Strategic Income Fund Class A Shares was October 1, 1996. Date of initial public offering of High-Yield Opportunities Fund Class A Shares was December 30, 1996.

         The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                                                Strategic Income          High-Yield         Corporate Bond        Extended
Fiscal Year          Delchester                       Fund            Opportunities Fund      Fund Class A       Duration Bond
Ended                Class A Shares              Class A Shares         Class A Shares           Shares          Fund Class A
                                                                                                                    Shares
      7/31/99*           $00,000                     $00,000                00,000                $-0-               $-0-
      7/31/98            $818,163                    $34,503                  $                    N/A                N/A
      7/31/97**          $596,357                     $2,376                $2,376                 N/A                N/A


*Date of initial public offering of Corporate Bond Fund and Extended Duration Bond Fund Class A Shares was September 15, 1998.

**Date of initial public offering of Strategic Income Fund Class A Shares was October 1, 1996. Date of initial public offering of High-Yield Opportunities Fund Class A Shares was December 30, 1996.

         The Distributor received CDSC payments with respect to each Fund as follows:

                                                Strategic Income          High-Yield         Corporate Bond        Extended
Fiscal Year          Delchester                       Fund            Opportunities Fund      Fund Class A       Duration Bond
Ended                Class A Shares              Class A Shares         Class A Shares           Shares          Fund Class A
                                                                                                                    Shares
             >
      7/31/99*           $0,000                     $0,000                 $0,000                $-0-               $-0-
      7/31/98           $22,000                     $3,440                   $0                   N/A                N/A
      7/31/97**          $9,434                       $384                                         N/A                N/A


*Date of initial public offering of Corporate Bond Fund and Extended Duration Bond Fund Class A Shares was September 15, 1998.

**Date of initial public offering of Strategic Income Fund Class A Shares was October 1, 1996. Date of initial public offering of High-Yield Opportunities Fund Class A Shares was December 30, 1996.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating a Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Income Funds to delete the words "Delaware Group" from a Fund's name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization

         Income Funds has an unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each fund offers four classes of shares, each representing a proportionate interest in the assets of that Fund, and each having the same voting and other rights and preferences as the other classes, except that shares of a fund's Institutional Class may not vote on matters affecting that fund's Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plans relating to its Class A Shares. General expenses of a fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes.


      All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.


         Until September 30, 1996, Income Funds operated as Delaware Group Delchester High-Yield Bond Fund, Inc., and offered one series of shares, the Delchester Fund series. Beginning September 30, 1996, Income Funds offered Strategic Income Fund series, beginning December 27, 1996 offered the High-Yield Opportunities Fund series and beginning September 14, 1998 offered Corporate Bond Fund series and Extended Duration Bond Fund series. Beginning August 16, 1999, Delchester Fund changed its name and its classes' names to Delaware Delchester Fund; Strategic Income Fund changed it name and its classes' names to Delaware Strategic Income Fund; High-Yield Opportunities Fund changed it name and its classes' names to Delaware High-Yield Opportunities Fund; Corporate Bond Fund changed it name and its classes' names to Delaware Corporate Bond Fund; and Extended Duration Bond Fund changed it name and its classes' names to Delaware Extended Duration Bond Fund. Beginning September , 1999, Delaware Group Income Funds, Inc. changed its name to Delaware Group Income Funds.

Noncumulative Voting
         Income Funds' shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Income Funds voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

 APPENDIX A--RATINGS

         General Rating Information

Bonds
         The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's Ratings Group and Fitch IBCA, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

Moody's Investors               Aaa            Highest quality, smallest degree of investment risk.
Service, Inc.                   Aa             High quality; together with Aaa bonds, they compose the high-grade bond group
                                A              Upper-medium-grade obligations; many favorable investment attributes.
                                Baa            Medium-grade obligations; neither highly protected nor poorly secured.
                                               Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
                                Ba             More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                                B              Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                Caa            Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                                Ca             Speculative in high degree; could be in default or have other marked shortcomings.
                                C              Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's               AAA            Highest rating; extremely strong capacity to pay principal and
                                               Ratings Group interest.
                                AA             High quality; very strong capacity to pay principal and interest.
                                A              Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                BBB            Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                                BB, B,         Predominantly speculative with respect to the issuer's capacity to
                                CCC, CC        meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

                                D              In default.

Fitch IBCA, Inc.                AAA            Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                                AA             Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
                                A              High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                                BBB            Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

                                BB,            Not investment grade; predominantly speculative with respect to the

                                CCC,           issuer's capacity to repay interest and repay principal in accordance

                                CC,C           with the terms of the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

Commercial Paper

Moody's                                  S&P                                    Fitch

P-1              Superior quality        A-1+      Extremely strong quality     F-1+       Exceptionally strong quality
                                         A-1       Strong quality               F-1        Very strong quality
P-2              Strong quality          A-2       Satisfactory quality         F-2        Good credit quality
P-3              Acceptable quality      A-3       Adequate quality             F-3        Fair quality
                                         B         Speculative quality          F-S        Weak credit quality
                                         C         Doubtful quality

State and Municipal Notes

Moody's                                  S&P                                    Fitch

MIG1/
VMIG1            Best quality            SP1+      Very strong quality          F-1+       Exceptionally strong quality
                                         SP1       Strong grade                 F-1        Very strong quality
MIG2/
VMIG2            High quality            SP2       Satisfactory grade           F-2        Good credit quality
MIG3/
VMIG3            Favorable quality                                              F-3        Fair credit quality
MIG4/
VMIG4            Adequate quality
SG               Speculative quality     SP3       Speculative grade            F-S        Weak credit quality

Earnings and Dividend Rankings for Common Stocks
------------------------------------------------
             Standard & Poor's Ratings Group. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

             Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

             Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

             The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

             Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

             The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

              A+   Highest          B+   Average         C    Lowest
              A    High             B    Below Average   D    In Reorganization
              A-   Above Average    B-   Lower

          NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

          The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

          A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating
----------------------

Moody's Investors Service,   Aaa        Considered to be a top-quality preferred stock.  This rating indicates good asset
Inc.                                    protection and the least risk of dividend impairment within the universe of preferred stocks.
                             Aa         Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
                             A          Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
                             Baa        Considered to be medium-grade, neither highly protected nor poorly secured.
                                        Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
                             Ba         Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
                             B          Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
                             Caa        Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
                             Ca         Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
                             C          The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard& Poor's             AAA        Has the highest rating that may be assigned by Standard& Poor's to a preferred
Ratings Group                           stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
                             AA         Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

                             A          Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
                             BBB        Regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.
                             BB,B,      Regarded, on balance, as predominantly speculative with respect to
                             CCC        the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
                             CC         Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
                             C          A non-paying issue.
                             D          A non-paying issue with the issuer in default on debt instruments.
                             NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


APPENDIX B--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:


         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Delaware Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 17 funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.


         Delaware US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         Delaware Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.


         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditor for Income Funds and, in its capacity as such, audits the annual financial statements contained in the Funds' Annual Reports. Each Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended July 31, 1999, are included in the Funds' Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Funds' Classes should contact their financial adviser or call Delaware
Investments at 800-523-1918.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

SUB-ADVISER
Strategic Income Fund:
Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

---------------------------------------------------------------
DELAWARE GROUP INCOME FUNDS
---------------------------------------------------------------

DELCHESTER FUND
STRATEGIC INCOME FUND
HIGH-YIELD OPPORTUNITIES FUND
CORPORATE BOND FUND
EXTENDED DURATION BOND FUND
---------------------------------------------------------------

DELAWARE GROUP INCOME FUNDS
---------------------------------------------------------------



PART B

STATEMENT OF
ADDITIONAL INFORMATION
---------------------------------------------------------------

SEPTEMBER 29, 1999

















                                                DELAWARE
                                                INVESTMENTS
                                                -----------

                                     PART C

                                Other Information



Item 23. Exhibits

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998) attached as Exhibit.

             (2)  Certificate of Trust (December 17, 1998) attached as Exhibit.


         (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust attached as Exhibit
                  (a)(1).

             (2)  By-Laws. Article II of By-Laws attached as Exhibit (b).

         (d) Investment Management Agreement and Sub-Advisory Agreement.

             (1) Form of Investment Management Agreement (September 1999) between Delaware Management Company and the Registrant attached as Exhibit.

             (2) Form of Sub-Advisory Agreement (September 1999) between Delaware International Advisers Ltd. and Delaware Management Company on behalf of Strategic Income Fund attached as Exhibit.

         (e) (1)  Distribution Agreement.

                  (i) Form of Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                  (ii) Form of Amendment No. 1 to Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

PART C - Other Information
(Continued)


             (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

             (3)  Dealer's Agreement. Dealer's Agreement (as amended November
                  1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

             (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

         (f) Inapplicable.


         (g) Custodian Agreement.

             (1) Form of Custodian Agreement with The Chase Manhattan Bank attached as Exhibit.

             (2) Form of Securities Lending Agreement with The Chase Manhattan Bank attached as Exhibit.

PART C - Other Information
(Continued)

         (h) Other Material Contracts.

             (1) Form of Shareholders Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 59 filed July 2, 1998.

             (2) Form of Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 54 filed September 27, 1996 and Post-Effective Amendment No. 59 filed July 2, 1998.

         (i) Opinion of Counsel. Attached as Exhibit.

         (j) Consent of Auditors. To be filed by Amendment.

        k-l) Inapplicable.

         (m) Plans under Rule 12b-1.

             (1) Form of Plan under Rule 12b-1 for Class A incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

             (2) Form of Plan under Rule 12b-1 for Class B incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

             (3) Form of Plan under Rule 12b-1 for Class C incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

PART C - Other Information
(Continued)

         (n) Plan under Rule 18f-3. Form of Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 55 filed August 28, 1996.

         (o) Powers of Attorney. Attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions and
Principal Business         Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes            President of Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice
                           President, Chief Operating Officer and Chief Financial Officer of Delaware Management Holdings, Inc.;
                           Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of DMH Corp.;
                           Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delvoy, Inc.;
                           President and Director of Delaware Management Company, Inc.; Executive Vice President, Chief Operating
                           Officer, Chief Financial Officer and Trustee of Delaware Management Business Trust; Executive Vice
                           President, Chief Operating Officer and Chief Financial Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Chairman, President, Chief Executive Officer and Director of
                           Delaware Service Company, Inc.; President, Chief Executive Officer and Director of Delaware Capital
                           Management, Inc.; Chairman and Director of Retirement Financial Services, Inc.; Chairman and Director of
                           Delaware Management Trust Company; Executive Vice President, Chief Operating Officer, Chief Financial
                           Officer and Director of Delaware Distributors, Inc.; Executive Vice President, Chief Operating Officer
                           and Chief Financial Officer of Delaware Distributors, L.P.; President, Chief Operating Officer, Chief
                           Financial Officer and Director of Delaware International Holdings Ltd.; Director of Delaware
                           International Advisers Ltd.; Executive Vice President, Chief Operating Officer, Chief Financial Officer
                           and Director of Founders Holdings, Inc.; Executive Vice President, Chief Operating Officer and Chief
                           Financial Officer of Founders CBO Corporation; President, Chief Executive Officer, Chief Operating
                           Officer, Chief Financial Officer and Director/Trustee of each fund in the Delaware Investments family.

                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery        Executive Vice President and General Counsel of Delaware Management Company (a series of Delaware
                           Management Business Trust); Executive Vice President and General Counsel of Delaware Management Holdings,
                           Inc.; Executive Vice President, General Counsel and Director of DMH Corp.; Executive Vice President,
                           General Counsel and Director of Delvoy, Inc.; Executive Vice President, General Counsel and Director of
                           Delaware Management Company, Inc.; Executive Vice President, General Counsel and Trustee of Delaware
                           Management Business Trust; Executive Vice President and General Counsel of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Executive Vice President, General Counsel and Director
                           of Delaware Service Company, Inc.; Executive Vice President, General Counsel and Director of Delaware
                           Capital Management, Inc.; Executive Vice President, General Counsel and Director of Retirement Financial
                           Services, Inc.; Executive Vice President, General Counsel and Director of Delaware Management Trust
                           Company; Executive Vice President, General Counsel and Director of Delaware Distributors, Inc.; Executive
                           Vice President and General Counsel of Delaware Distributors, L.P.; Executive Vice President, General
                           Counsel and Director of Delaware International Holdings Ltd.; Director of Delaware International Advisers
                           Ltd.; Executive Vice President, General Counsel and Director of Founders Holdings, Inc.; Executive Vice
                           President and General Counsel of Founders CBO Corporation; Executive Vice President and General Counsel
                           of each fund in the Delaware Investments family.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of
                           Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions and
Principal Business         Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh           Executive Vice President, Chief Investment Officer/ DMC Equity of Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice President of Delaware Management Holdings, Inc.;
                           Executive Vice President and Trustee of Delaware Management Business Trust; Chief Executive Office, Chief
                           Investment Officer/DIA Equity of Delaware Investment Advisers (a series of Delaware Management Business
                           Trust; Executive Vice President of Delaware Capital Management, Inc.; Director of Delaware Investment
                           Advisers Ltd.; Executive Vice President, Chief Investment Officer/Equity of each fund in the Delaware
                           Investments family.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market
                           Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since
                           1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                           Drive, Reston, VA
------------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson        Senior Vice President/Operations of Delaware Management Company (a series of Delaware Management Business
                           Trust; Senior Vice President/Operations of Delaware Service Company, Inc.; Senior Vice
                           President/Operations of Retirement Financial Services, Inc.; Senior Vice President/Operations of Delaware
                           Management Trust Company.
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof          Senior Vice President, Treasurer/Investment Accounting of Delaware Management Company (a series of
                           Delaware Management Business Trust); Senior Vice President, Treasurer/Investment Accounting of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Investment
                           Accounting of Delaware Service Company, Inc.; Senior Vice President/Investment Accounting of Delaware
                           Capital Management, Inc.; Senior Vice President, Treasurer/Investment Accounting of Delaware
                           Distributors, L.P.; Senior Vice President, Manager of Investment Accounting of Delaware International
                           Holdings Ltd.; Senior Vice President, Treasurer/Investment Accounting of Founders Holdings, Inc.; Senior
                           Vice President and Assistant Treasurer of Founders CBO Corporation; Senior Vice President and Treasurer
                           of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio        Senior Vice President/Head of Equity Trading of Delaware Management Company (a series of Delaware
                           Management Business Trust); Senior Vice President/Head of Equity Trading of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Senior Vice President/Head of Equity Trading of
                           Delaware Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
John B. Fields             Senior Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust); Trustee of Delaware Management Business Trust; Senior Vice President/Senior
                           Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                           Senior Vice President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Senior Vice
                           President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Susan L. Hanson            Senior Vice President/Global Marketing and Client Services of Delaware Management Company  (a series of
                           Delaware Management Business Trust); Senior Vice President/Global Marketing and Client Services of
                           Delaware Investment Advisers (a series of Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings         Senior Vice President/Treasurer/Corporate Controller of Delaware Management Company (a series of Delaware
                           Management Business Trust); Senior Vice President/Treasurer/Corporate Controller of Delaware Management
                           Holdings, Inc.; Senior Vice President/Treasurer/Corporate Controller of DMH Corp; Senior Vice
                           President/Treasurer/Corporate Controller of Delvoy, Inc.; Senior Vice President/Treasurer/Corporate
                           Controller of Delaware Management Company, Inc.; Senior Vice President/Treasurer/Corporate Controller of
                           Delaware Management Business Trust; Senior Vice President/Treasurer/Corporate Controller of Delaware
                           Service Company, Inc.; Senior Vice President/Treasurer/Corporate Controller of Delaware Capital
                           Management, Inc.; Senior Vice President/Treasurer/Corporate Controller of Retirement Financial Services,
                           Inc.; Executive Vice President/Corporate Controller/Treasurer of Delaware Management Trust Company;
                           Senior Vice President/Treasurer/Corporate Controller of Delaware Distributors, L.P.; Senior Vice
                           President/Treasurer/Corporate Controller of Delaware International Holdings; Senior Vice
                           President/Treasurer/Corporate Controller of Founders Holdings, Inc.; Senior Vice President/ Assistant
                           Treasurer Founders CBO Corporation; Senior Vice President/Corporate Controller of each fund in the
                           Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions and
Principal Business         Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson        Senior Vice President/Human Resources of Delaware Management Company (a series of Delaware Management
                           Business Trust); Senior Vice President/Human Resources of Delaware Management Holdings, Inc.; Senior Vice
                           President/Human Resources of DMH Corp.; Senior Vice President/Human Resources of Delvoy, Inc.; Senior
                           Vice President/Human Resources of Delaware Management Company, Inc.; Senior Vice President/Human
                           Resources of Delaware Management Business Trust; Senior Vice President/Human Resources of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Human
                           Resources of Delaware Service Company, Inc.; Senior Vice President/Human Resources of Delaware Capital
                           Management, Inc.; Senior Vice President/Human Resources of Delaware Retirement Financial Services, Inc.;
                           Senior Vice President/Human Resources of Delaware Management Trust Company; Senior Vice President/Human
                           Resources of Delaware Distributors, Inc.; Senior Vice President/Human Resources of Delaware Distributors,
                           L.P.; Senior Vice President/Human Resources of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro        Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Delaware Management Holdings, Inc.; Senior Vice President, Assistant Secretary and
                           Deputy General Counsel of DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                           Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel
                           of Delaware Management Business Trust; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of Delaware Capital Management, Inc.; Senior
                           Vice President, Assistant Secretary and Deputy General Counsel of Retirement Financial Services, Inc.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Distributors, Inc.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Distributors, L.P.;
                           Senior Vice President, Secretary and Deputy General Counsel of Delaware International Holdings Ltd.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Founders Holdings, Inc.;
                           Secretary of Founders CBO Corporation; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of each fund in the Delaware Investments family.

                           General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller             Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Senior Vice President, Assistant Secretary and Deputy
                           General Counsel of Delaware Management Holdings, Inc.; Senior Vice President, Assistant Secretary and
                           Deputy General Counsel of DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                           Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel
                           of Delaware Management Business Trust; Senior Vice President, Assistant Secretary and Deputy General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice
                           President, Assistant Secretary and Deputy General Counsel of Delaware Capital Management, Inc.; Senior
                           Vice President, Assistant Secretary and Deputy General Counsel of Retirement Financial Services, Inc.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Distributors, Inc.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Distributors, L.P.;
                           Senior Vice President, Assistant Secretary and Deputy General Counsel of Founders Holdings, Inc.; Senior
                           Vice President, Secretary and Deputy General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields           Senior Vice President, Chief Information Officer of Delaware Management Company (a series of Delaware
                           Management Business Trust); Senior Vice President, Chief Information Officer of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Senior Vice President, Chief Information
                           Officer of Delaware Service Company, Inc.; Senior Vice President, Chief Information Officer of Delaware
                           Capital Management Company, Inc.; Senior Vice President, Chief Information Officer of Retirement
                           Financial Services, Inc.; Senior Vice President, Chief Information Officer of Delaware Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams       Vice President/Business Manager, Equity of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Business Manager, Equity of Delaware Investment Advisers (a
                           series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions and
Principal Business         Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold           Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of Delaware Capital Management, Inc., Vice
                           President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett(1)     Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck(2)     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.

                           Trustee of New Castle County Pension Board since October 1992, Wilmington DE.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Beister         Vice President/Trading Operations of Delaware Management Company (a series of Delaware Management
                           Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley           Vice President/Compliance Director of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Compliance Director of Delaware Management Holdings, Inc.;Vice
                           President/Compliance Director of DMH Corp.;Vice President/Compliance Director of Delvoy, Inc.;Vice
                           President/Compliance Director of Delaware Management Company, Inc.;Vice President/Compliance Director of
                           Delaware Management Business Trust; Vice President/Compliance Director of Delaware Investment Advisers (a
                           series of Delaware Management Business Trust);Vice President/Compliance Director of Delaware Service
                           Company, Inc.;Vice President/Compliance Director of Delaware Capital Management, Inc.; Vice
                           President/Compliance Director of Retirement Financial Services, Inc.; Vice President/Compliance
                           Director/Assistant Secretary of Delaware Management Business Trust; Vice President/Compliance Director of
                           Delaware Distributors, Inc.;Vice President/Compliance Director of Delaware Distributors, L.P.;Vice
                           President/Compliance Director of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza      Vice President/Client Services of Delaware Management Company (a series of Delaware Management Business
                           Trust);Vice President/Client Services of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust);Vice President/Client Services of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery(3)      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors         Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital
                           Management, Inc.; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse            Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions and
Principal Business         Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
George E. Deming           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James P. Dokas(4)          Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/ Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Dugan           Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Roger A. Early             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger(5)        Vice President/Taxation of Delaware Management Company (a series of Delaware Management Business Trust);
                           Vice President/Taxation of Delaware Management Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice
                           President/Taxation of Delvoy, Inc.; Vice President/Taxation of Delaware Management Company, Inc.; Vice
                           President/Taxation of Delaware Management Business Trust; Vice President/Taxation of Delaware Investment
                           Advisers (a series of Delaware Management Business Trust); Vice President/Taxation of Delaware Service
                           Company, Inc.; Vice President/Taxation of Delaware Capital Management, Inc.; Vice President/Taxation of
                           Retirement Financial Services, Inc.; Vice President/Taxation of Delaware Distributors, Inc.; Vice
                           President/Taxation of Delaware Distributors, L.P.; Vice President/Taxation of Founders Holdings, Inc.;
                           Vice President/Taxation of Founders CBO Corporation; Vice President/Taxation of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James A. Furgele           Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Investment Accounting of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Investment Accounting of Delaware Service Company,
                           Inc.; Vice President/Investment Accounting of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Stuart M. George           Vice President/Equity Trading of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Paul Grillo                Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon            Vice President of Delaware Management Company (a series of Delaware Management Business Trust); Vice
                           President of Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice
                           President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
John A. Heffern(6)         Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell(7)     Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions and
Principal Business         Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Hynoski            Vice President/Analyst of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Analyst of Delaware Investment Advisers (a series of Delaware Management Business
                           Trust); Vice President/Analyst of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom               Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Ivstan           Vice President/Strategic Planning of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Strategic Planning of Delaware Management Holdings, Inc.;Vice
                           President/Strategic Planning of Delaware Management Business Trust; Senior Vice President, Assistant
                           Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Strategic Planning of Delaware Service Company, Inc.;Vice
                           President/Strategic Planning of Delaware Capital Management, Inc.; Vice President/Strategic Planning of
                           Retirement Financial Services, Inc.; Vice President/Strategic Planning of Delaware Management Trust
                           Company; Vice President/Strategic of Delaware Distributors, L.P.; Vice President/Strategic Planning of
                           each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart           Vice President/Assistant Controller/Corporate Accounting of Delaware Management Company (a series of
                           Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe            Vice President/Research Analyst of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin              Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Management Trust Company; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                           Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry           Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                           Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings, Inc.,
                           President and Director of Founders CBO Corporation; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh,       Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
Jr(8)                      Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Francis X. Morris          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                   Positions and Offices with Delaware Management Company and its affiliates and other Positions and
Principal Business         Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings, Inc.,
                           Treasurer, Assistant Secretary and Director of Founders CBO Corporation; Vice President/Senior Portfolio
                           Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Robert A Norton, Jr.       Vice President/Research Analyst of Delaware Management Company (a series of Delaware Management Business
                           Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                           Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor          Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                           series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                           Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice President,
                           Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                           Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Richard Salus              Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Assistant Controller of Delaware Management Trust
                           Company; Vice President/Assistant Controller of Delaware International Holdings Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Seidel          Vice President/Assistant Controller/Manager Payroll of Delaware Management Company (a series of Delaware
                           Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Alan R. Stuart             Vice President/Trading of Delaware Management Company (a series of Delaware Management Business Trust);
                           Vice President/Trading of Delaware Investment Advisers (a series of Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart         Vice President/Facilities and Administration Services of Delaware Management Company (a series of
                           Delaware Management Business Trust);Vice President/Facilities and Administration Services of Delaware
                           Investment Advisers (a series of Delaware Management Business Trust); Vice President/Facilities and
                           Administration Services of Delaware Service Company, Inc.;Vice President/Facilities and Administration
                           Services of Delaware Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Trottman         Vice President/Senior Corporate Bond Analyst of Delaware Management Company (a series of Delaware
                           Management Business Trust); Vice President/Senior Corporate Bond Analyst of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Vice President/Senior Corporate Bond Analyst of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs              Vice President/Assistant Portfolio Manager of Delaware Management Company (a series of Delaware
                           Management Business Trust);Vice President/Assistant Portfolio Manager of Delaware Investment Advisers (a
                           series of Delaware Management Business Trust);Vice President/Assistant Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------

*Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------

1  VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.

2  SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.

3  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.

4  DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February
   1997.

5  TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.

6 SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.

7  SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.

8 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
--------------------------------------------------------------------------------

(b) Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to Strategic Income Fund of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Premium Fund, Inc. and Delaware Group Adviser Funds, Inc.) and other institutional accounts.



------------------------------------------------------------------------------------------------------------------------------------
Name and Principal         Positions and Offices with Delaware International and its affiliates and other
Business Address           Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
*David K. Downes           Director of Delaware International Advisers Ltd.; President of Delaware Management Company (a series of
                           Delaware Management Business Trust); Executive Vice President, Chief Operating Officer and Chief
                           Financial Officer of Delaware Management Holdings, Inc.; Executive Vice President, Chief Operating
                           Officer, Chief Financial Officer and Director of DMH Corp.; Executive Vice President, Chief Operating
                           Officer, Chief Financial Officer and Director of Delvoy, Inc.; President and Director of Delaware
                           Management Company, Inc.; Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                           Trustee of Delaware Management Business Trust; Executive Vice President, Chief Operating Officer and
                           Chief Financial Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                           Chairman, President, Chief Executive Officer and Director of Delaware Service Company, Inc.; President,
                           Chief Executive Officer and Director of Delaware Capital Management, Inc.; Chairman and Director of
                           Retirement Financial Services, Inc.; Chairman and Director of Delaware Management Trust Company;
                           Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                           Distributors, Inc.; Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                           Delaware Distributors, L.P.; President, Chief Operating Officer, Chief Financial Officer and Director of
                           Delaware International Holdings Ltd.; Executive Vice President, Chief Operating Officer, Chief Financial
                           Officer and Director of Founders Holdings, Inc.; Executive Vice President, Chief Operating Officer and
                           Chief Financial Officer of Founders CBO Corporation; President, Chief Executive Officer, Chief Operating
                           Officer, Chief Financial Officer and Director/Trustee of each fund in the Delaware Investments family.

                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------
**G Roger H. Kitson        Vice Chairman and Director of Delaware International Advisers Ltd.

------------------------------------------------------------------------------------------------------------------------------------
**David G. Tilles          Managing Director, Chief Investment Officer and Director of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Timothy W.               Chief Investment Officer, Equities and Director of Delaware International Advisers Ltd.
Sanderson
------------------------------------------------------------------------------------------------------------------------------------
**Elizabeth A.             Senior Portfolio Manager of Delaware International Advisers Ltd.
Desmond
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal         Positions and Offices with Delaware International and its affiliates and other
Business Address           Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
**John Emerson             Finance Director, Company Secretary and Director of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Clive A. Gillmore        Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Nigel G. May             Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Hamish O. Parker         Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Robert Akester           Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Fiona Barwick            Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Joanna Bates             Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Joshua Brooks            Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Gavin A. Hall            Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**John Kirk                Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**W. Hywel Morgan          Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Christopher A. Moth      Senior Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Richard J. Ginty         Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**R. Emma Lewis            Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
**Hugh A. Serjeant         Portfolio Manager of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
James S. Beveridge         Senior Trading Manager
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Fournel            IT Manager
------------------------------------------------------------------------------------------------------------------------------------
Christine A. Newell        Personnel Manager
------------------------------------------------------------------------------------------------------------------------------------
Dionne A. Protheroe        Manager, Investment Administration
------------------------------------------------------------------------------------------------------------------------------------
Adrian L. Rowe             Finance/Compliance Manager
------------------------------------------------------------------------------------------------------------------------------------
Arthur Van Hoogstraten     IT Projects Manager
------------------------------------------------------------------------------------------------------------------------------------
*John C.E. Campbell        Director of Delaware International Advisers Ltd.; Executive Vice President/Global Marketing and Client
                           Services of Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
*George E. Deming          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                           Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                           Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal         Positions and Offices with Delaware International and its affiliates and other
Business Address           Positions and Offices Held
------------------------------------------------------------------------------------------------------------------------------------
*Richard J. Flannery       Executive Vice President and General Counsel of Delaware Management Company (a series of Delaware
                           Management Business Trust); Executive Vice President and General Counsel of Delaware Management Holdings,
                           Inc.; Executive Vice President, General Counsel and Director of DMH Corp.; Executive Vice President,
                           General Counsel and Director of Delvoy, Inc.; Executive Vice President, General Counsel and Director of
                           Delaware Management Company, Inc.; Executive Vice President, General Counsel and Trustee of Delaware
                           Management Business Trust; Executive Vice President and General Counsel of Delaware Investment Advisers
                           (a series of Delaware Management Business Trust); Executive Vice President, General Counsel and Director
                           of Delaware Service Company, Inc.; Executive Vice President, General Counsel and Director of Delaware
                           Capital Management, Inc.; Executive Vice President, General Counsel and Director of Retirement Financial
                           Services, Inc.; Executive Vice President, General Counsel and Director of Delaware Management Trust
                           Company; Executive Vice President, General Counsel and Director of Delaware Distributors, Inc.; Executive
                           Vice President and General Counsel of Delaware Distributors, L.P.; Executive Vice President, General
                           Counsel and Director of Delaware International Holdings Ltd.; Director of Delaware International Advisers
                           Ltd.; Executive Vice President, General Counsel and Director of Founders Holdings, Inc.; Executive Vice
                           President and General Counsel of Founders CBO Corporation; Executive Vice President of each fund in the
                           Delaware Investments family.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of
                           Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork            Director of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
*Richard G. Unruh          Executive Vice President, Chief Investment Officer/ DMC Equity of Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice President of Delaware Management Holdings, Inc.;
                           Executive Vice President and Trustee of Delaware Management Business Trust; Chief Executive Office, Chief
                           Investment Officer/DIA Equity of Delaware Investment Advisers (a series of Delaware Management Business
                           Trust; Executive Vice President of Delaware Capital Management, Inc.; Director of Delaware Investment
                           Advisers Ltd.; Executive Vice President, Chief Investment Officer/Equity of each fund in the Delaware
                           Investments family.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market
                           Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since
                           1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                           Drive, Reston, VA
------------------------------------------------------------------------------------------------------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103. **Business address of each is Third Floor, 80 Cheapside, London, England EC2V
  6EE.

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                      Positions and Offices with
Address*                                  Underwriter                                     Registrant
------------------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.               General Partner                                 None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers              Limited Partner                                 None
------------------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.         Limited Partner                                 None
------------------------------------------------------------------------------------------------------------------------------------
Bruce D. Barton                           President and Chief Executive Officer           None
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                           Executive Vice President/Chief Operating        President/Chief Executive Officer/Chief
                                          Officer/Chief Financial Officer                 Operating Officer/Chief Financial
                                                                                          Officer/Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                       Executive Vice President/General Counsel        Executive Vice President/General Counsel
------------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                         Senior Vice President/Retirement                None
                                          Operations
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                         Senior Vice President/Treasurer/Investment      Senior Vice President/Treasurer
                                          Accounting
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Brooks III                      Senior Vice President/Wholesaler                None
------------------------------------------------------------------------------------------------------------------------------------
Terrence P. Cunningham                    Senior Vice President/National Sales            None
                                          Director, Financial Institutions
------------------------------------------------------------------------------------------------------------------------------------
Stephen J. DeAngelis                      Senior Vice President/National Sales,           None
                                          Managed Account Services
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                        Senior Vice President/Treasurer/Corporate       Senior Vice President/Corporate Controller
                                          Controller
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                       Senior Vice President/Human Resources           Senior Vice President/Human Resources
------------------------------------------------------------------------------------------------------------------------------------
Bradley L. Kolstoe                        Senior Vice President/Western Division          None
                                          Sales, IPI Channel
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                       Senior Vice President/Deputy General            Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary                     Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Mac MacAuliffe                            Senior Vice President/Divisional Sales          None
                                          Manager
------------------------------------------------------------------------------------------------------------------------------------
J Chris Meyer                             Senior Vice President/Director, Product         None
                                          Management
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                            Senior Vice President/Deputy General            Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary                     Counsel/Secretary
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                           Senior Vice President/National Retirement       None
                                          Sales
------------------------------------------------------------------------------------------------------------------------------------
Henry W. Orvin                            Senior Vice President/Eastern Division          None
                                          Sales
------------------------------------------------------------------------------------------------------------------------------------
Christopher H. Price                      Senior Vice President/Channel Manager           None
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Sawyer                          Senior Vice President/Director, National        None
                                          Sales
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                      Positions and Offices with
Address*                                  Underwriter                                     Registrant
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields                          Senior Vice President/Chief Information         None
                                          Officer
------------------------------------------------------------------------------------------------------------------------------------
Richard P. Allen                          Vice President/Wholesaler, Midwest              None
------------------------------------------------------------------------------------------------------------------------------------
David P. Anderson, Jr.                    Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Arcy                           Vice President/Wholesaler, South East           None
                                          Region
------------------------------------------------------------------------------------------------------------------------------------
Patrick A. Bearss                         Vice President/Wholesaler - Midwest             None
------------------------------------------------------------------------------------------------------------------------------------
Gabriella Bercze                          Vice President/Wholesaler, Financial            None
                                          Institution
------------------------------------------------------------------------------------------------------------------------------------
Denise D. Bradley                         Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Larry Bridwell                            Vice President/Financial Institutions           None
                                          Wholesaler
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                          Vice President/Compliance Director              Vice President/Compliance Director
------------------------------------------------------------------------------------------------------------------------------------
Terrance L. Bussard                       Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Daniel H. Carlson                         Vice President/Marketing Services               None
------------------------------------------------------------------------------------------------------------------------------------
Larry Carr                                Vice President/VA Sales Manager                 None
------------------------------------------------------------------------------------------------------------------------------------
William S. Carroll                        Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Matthew Coldren                           Vice President/National Accounts                None
------------------------------------------------------------------------------------------------------------------------------------
Patrick A Connelly                        Vice President/RIA Sales                        None
------------------------------------------------------------------------------------------------------------------------------------
Jessie V. Emery                           Vice President/Marketing Communications         None
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                          Vice President/Taxation                         Vice President/Taxation
------------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                        Vice President/Retirement Services              None
------------------------------------------------------------------------------------------------------------------------------------
Douglan R. Glennon                        Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Darryl S. Grayson                         Vice President/Director, Internal Sales         None
------------------------------------------------------------------------------------------------------------------------------------
Rhonda J. Guido                           Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Haimowitz                       Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Hecker                          Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
John R. Herron                            Vice President/VA Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                          Vice President/Product Manager, Equities        None
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                          Vice President/Strategic Planning               None
------------------------------------------------------------------------------------------------------------------------------------
Chirstopher L. Johnston                   Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Jordan                         Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Carolyn Kelly                             Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Koerner                        Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Ellen M. Krott                            Vice President/Marketing                        None
------------------------------------------------------------------------------------------------------------------------------------
John Leboeuf                              Vice President/VA Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                      Positions and Offices with
Address*                                  Underwriter                                     Registrant
------------------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                Vice President/Fixed Income &                   None
                                          International Product Management
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                             Vice President/Associate General                Vice President/Associate General
                                          Counsel/Assistant Secretary                     Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
John R. Logan                             Vice President/Wholesaler, Financial            None
                                          Institutions
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                          Vice President/Associate General                Vice President/Associate General
                                          Counsel/Assistant Secretary                     Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Thoedore T. Malone                        Vice President/IPI Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Debbie Marler                             Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Gregory J. McMillan                       Vice President/National Accounts                None
------------------------------------------------------------------------------------------------------------------------------------
Nathan W. Medin                           Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Scott L. Metzger                          Vice President/Business Development             None
------------------------------------------------------------------------------------------------------------------------------------
Roger J. Miller                           Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Christopher W. Moore                      Vice President/VA Wholesaler                    None
------------------------------------------------------------------------------------------------------------------------------------
Andrew F. Morris                          Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Patrick L. Murphy                         Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Scott E. Naughton                         Vice President/IPI Wholesaler                   None
------------------------------------------------------------------------------------------------------------------------------------
Julie Nusbaum                             Vice President/Wholesaler, Financial            None
                                          Institutions
------------------------------------------------------------------------------------------------------------------------------------
Julie A. Nye                              Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. O'Brien                         Vice President/Insurance Products               None
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                         Vice President/Associate General                Vice President/Associate General
                                          Counsel/Assistant Secretary                     Counsel/Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Joseph T. Owczarek                        Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Otis S. Page                              Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Mary Ellen Pernice-Fadden                 Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Pletts                            Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Philip G. Rickards                        Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Laura E. Roman                            Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Rovert A. Rosso                           Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Linda D. Shulz                            Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Gordon E. Searles                         Vice President/Client Services                  None
------------------------------------------------------------------------------------------------------------------------------------
James R. Searles                          Vice President/VA Sales Manager                 None
------------------------------------------------------------------------------------------------------------------------------------
Catherine A. Seklecki                     Vice President/Retirement Sales                 None
------------------------------------------------------------------------------------------------------------------------------------
John C. Shalloe                           Vice President/Wrap Fee Wholesaler,             None
                                          Western Region
------------------------------------------------------------------------------------------------------------------------------------
Edward B. Sheridan                        Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                      Positions and Offices with
Address*                                  Underwriter                                     Registrant
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stansbury                       Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                        Vice President/Facilities and                   None
                                          Administration Services
------------------------------------------------------------------------------------------------------------------------------------
Julia R. Vander-Els                       Vice President/Retirement Plan                  None
                                          Communications
------------------------------------------------------------------------------------------------------------------------------------
Wayne W. Wagner                           Vice President/Wholesaler                       None
------------------------------------------------------------------------------------------------------------------------------------
John A. Wells                             Vice President/Marketing Technology             None
------------------------------------------------------------------------------------------------------------------------------------
Courtney S. West                          Vice President/Institutional Sales              None
------------------------------------------------------------------------------------------------------------------------------------
Andrew J. Whitaker                        Vice President/Wholesaler, Financial            None
                                          Institutions
------------------------------------------------------------------------------------------------------------------------------------
Theodore V. Wood                          Vice President/Technical Systems Officer        None
------------------------------------------------------------------------------------------------------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Inapplicable.

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29. Management Services. None.

Item 30. Undertakings.

         (a) Not Applicable.

         (b) Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 22nd day of July, 1999.
                                        DELAWARE GROUP INCOME FUNDS

                                                  By /s/David K. Downes
                                                    ----------------------------
                                                     David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                 Title                                   Date
----------------------      -----------------------------------------         -------------
/s/David K. Downes          President/Chief Executive Officer/                July 22, 1999
----------------------      Chief Operating Officer/Chief Financial
David K. Downes             Officer (Principal Executive Officer,
                            Principal Financial Officer and Principal
                            Accounting Officer) and Trustee


/s/Wayne A. Stork           Trustee                                           July 22, 1999
----------------------
Wayne A. Stork

/s/John H. Durham           Trustee                                           July 22, 1999
----------------------
John H. Durham

/s/ Anthony D. Knerr        Trustee                                           July 22, 1999
----------------------
Anthony D. Knerr

/s/ Ann R. Leven            Trustee                                           July 22, 1999
----------------------
Ann R. Leven

/s/Thomas F. Madison        Trustee                                           July 22, 1999
----------------------
Thomas F. Madison

/s/Charles E. Peck          Trustee                                           July 22, 1999
----------------------
Charles E. Peck

/s/Walter P. Babich         Trustee                                           July 22, 1999
----------------------
Walter P. Babich

/s/Jan L. Yeomans           Trustee                                           July 22, 1999
----------------------
Jan L. Yeomans
                                  *By /s/Wayne A. Stork
                                     -----------------------
                                       Wayne A. Stork
                                  as Attorney-in-Fact for
                               each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.          Exhibit
-----------          -------

EX-99.A1             Agreement and Declaration of Trust

EX-99.A2             Certificate of Trust

EX-99.B              By-Laws

EX-99.D1 Form of Investment Management Agreement (September 1999) between Delaware Management Company and the Registrant

EX-99.D2 Form of Sub-Advisory Agreement (September 1999) between Delaware International Advisers Ltd. and Delaware Management Company on behalf of Strategic Income Fund

EX-99.G1             Form of Custodian Agreement with The Chase Manhattan Bank

EX-99.G2             Form of Securities Lending Agreement with The Chase
                     Manhattan Bank

EX-99.I              Opinion of Counsel

EX-99.O              Powers of Attorney